UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4852
                                   --------

                           The Victory Portfolios
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    3435 Stelzer Road Columbus, OH      43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)

         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 7/31/05
                          -------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

The Victory Portfolios
Institutional Money Market Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount            Value

Certificates of Deposit  (14.9%)

Barclays Bank NY PLC, 3.32%,
  8/15/05                                         $ 50,000       $   50,000
Credit Suisse First Boston NY, 3.29%*,
  11/21/05                                          30,000           30,002
Credit Suisse First Boston NY, 3.50%*,
  12/29/05                                          20,000           20,002
HBOS Treasury Services NY, 3.15%,
  11/18/05                                          15,000           15,000
HBOS Treasury Services NY, 3.53%,
  1/25/06                                           15,000           15,000
HBOS Treasury Services NY, 3.25%,
  2/8/06                                            15,000           15,001
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                          15,000           14,978
Toronto Dominion Bank, 2.35%,
  9/29/05                                           15,000           15,000
Toronto Dominion Bank, 3.62%,
  6/12/06                                           16,000           16,000
Toronto Dominion Bank, 4.01%,
  8/15/06                                           14,000           14,001

Total Certificates of Deposit (Amortized Cost $204,984)             204,984


Commercial Paper  (16.1%)

Caterpillar Financial Services, 3.22%,
  8/1/05                                            26,200           26,200
Grampian Funding LLC, 3.33%, 8/11/05 (d)            50,000           49,954
Mont Blanc Capital, 3.31%, 8/15/05 (d)              30,000           29,961
Sheffield Receivables, 3.34%, 8/16/05 (d)           60,000           59,917
Tango Finance Corp., 3.15%, 8/5/05 (d)              15,000           14,995
Windmill Funding Corp., 3.34%, 8/15/05 (d)          40,000           39,948

Total Commercial Paper (Amortized Cost $220,975)                    220,975


Corporate Bonds  (32.3%)

Agra Enterprises LLC, 3.51%*, 9/1/34                 3,250            3,250
Carriage Inn/Bowerston, 3.49%*, 12/1/24 (d)          7,900            7,900
CIT Group, Inc., 3.65%*, 6/19/06, MTN               10,000           10,018
Citigroup, Inc., 5.75%, 5/10/06                      7,015            7,121
DAPSCO, Inc., 3.49%*, 2/1/15                         3,775            3,775
Ellison Surface Technologies, Inc.,
  Series 3A, 3.51%*, 8/1/23, LOC US Bank N.A.        3,445            3,445
Ellison Surface Technologies, Inc.,
  Series 3B, 3.51%*, 8/1/23, LOC US Bank N.A.        3,575            3,575
Fresh Unlimited, Inc., 3.49%*, 7/1/20                3,215            3,215
Gardner Publications, Inc., Series 2000,
  3.49%*, 10/1/10, LOC Fifth Third Bank              5,200            5,200
General Electric Capital Corp., 2.85%,
  1/30/06, MTN                                       8,000            7,987
Grasshopper Investments, 3.51%*,
  9/1/24, LOC US Bank N.A. (d)                       5,500            5,500
Harrier Finance Funding US LLC
  3.39%*, 10/17/05, MTN (d),                        34,000           33,999
Harrier Finance Funding US LLC,
  3.36%*, 2/15/06 (d)                                8,000            8,000
Heart Property, 3.47%*, 7/1/26, LOC
  National City Bank                                 3,900            3,900
International Lease Finance Corp.,
  2.95%, 5/23/06                                    10,080           10,000
Jackson Tube Service, Inc., Series 2000,
  3.49%*, 7/1/10, LOC Fifth Third Bank               3,300            3,300
Jemmak Funding Group LLC, 3.51%*,
  10/1/24, LOC Fifth Third Bank                      1,470            1,470
Liberty Light US Capital, 3.42%*,
  11/23/05, MTN (d)                                 45,000           44,994
Louisiana Land & Water, 3.55%*,
  6/1/27, LOC Regions Bank                           4,000            4,000
Luken-Woodlawn LLC, 3.49%*, 2/1/18                   2,990            2,990
Morgan Stanley, 3.51%*, 8/15/05, MTN                60,000           60,002
Park Street Properties I LLC, 3.44%*,
  11/1/34, LOC US Bank N.A.                         11,000           11,000

Pharmacia Corp., 5.75%, 12/1/05                      1,415            1,428
Scott Street Land Co., Series 2000,
  3.49%*, 1/3/22                                     6,595            6,595
SeaRiver Maritime, Inc., 3.34%*,
  10/1/11                                           21,400           21,400
Sigma Finance, Inc., 3.38%*, 9/15/05,
  MTN (d)                                           15,000           15,000
Sigma Finance, Inc., 3.32%*, 12/5/05,
  MTN (d)                                           45,000           44,996
Stanfield Victoria LLC, 3.36%*, 2/15/06,
  MTN (d)                                           10,000            9,998
Stanfield Victoria LLC, 3.30%*, 6/6/06,
  MTN (d)                                           25,000           24,995
Stanfield Victoria LLC, 3.30%*, 7/31/06,
  MTN (d)                                           20,000           19,996
Unilever Capital Corp., 6.88%,
  11/1/05                                            1,500            1,514
Wells Fargo Bank, 3.26%, 8/3/05                     50,000           50,000
YMCA of Greater Cleveland, Series
  2000, 3.49%*, 4/1/25                               3,225            3,225

Total Corporate Bonds (Amortized Cost $443,788)                     443,788


Repurchase Agreements  (32.1%)

Bear Stearns & Co., 3.31%, 8/1/05
  (Proceeds at maturity $150,041
  collateralized by $153,001
  various U.S. Government Securities,
  4.00%-7.50%, 6/1/11-8/1/35,
  market value $152,369)                           150,000          150,000
Deutsche Bank Securities, Inc., 3.31%, 8/1/05
  (Proceeds at maturity $150,041
  collateralized by $153,000
  various U.S. Government Securities,
  4.50%-6.50%, 3/1/17-7/1/35,
  market value $152,366)                           150,000          150,000
UBS Warburg LLC, 3.30%, 8/1/05
  (Proceeds at maturity $140,539
  collateralized by $143,311
  various U.S. Government Securities,
  0.00%-6.16%, 11/28/05-1/15/31,
  market value $142,045)                           140,500          140,500

Total Repurchase Agreements (Amortized Cost $440,500)               440,500


Taxable Municipal Bonds  (2.7%)

Georgia  (1.3%)
Municipal Gas Authority, Gas Revenue,
  Series A, 3.52%*, 2/1/15, LOC Wachovia
  Bank N.A., Bayerische Landesbank, Bank
  One Kentucky N.A.                                 10,560           10,560
Savannah College of Art & Design,
  Series 2004, 3.49%*, 4/1/24, LOC Bank of
  America N.A.                                       6,700            6,700

                                                                     17,260

Iowa  (0.2%)
Woodbury County, Healthcare Revenue,
  3.42%*, 12/1/14, LOC Wells Fargo Bank              3,400            3,400

Michigan  (0.4%)
Waterford Township Economic
  Development Corp. Revenue, 3.50%*,
  11/1/24, LOC Comerica Bank                         6,000            6,000

Virginia  (0.5%)
Norfolk Packaging Systems Revenue,
  Series A, 3.38%*, 2/1/35, LOC Bank of
  America N.A.                                       6,695            6,695

Washington  (0.3%)
State Housing Finance Commission,
  Multifamily Revenue, 3.40%*, 1/1/12,
  LOC US Bank N.A.                                   3,910            3,910

Total Taxable Municipal Bonds (Amortized Cost $37,265)               37,265


U.S. Government Agencies  (1.9%)

Federal Farm Credit Bank  (0.2%)
2.38%, 8/9/05                                        3,000            3,000

Federal National Mortgage Assoc.  (1.7%)
2.32%, 9/12/05, Callable 8/18/05 @ 100              13,000           13,000
5.50%, 2/15/06                                      10,153           10,247

                                                                     23,247

Total U.S. Government Agencies (Amortized Cost $26,247)              26,247

Total Investments (Amortized Cost $1,373,759) (a)   -   100.0%    1,373,759

Other assets in excess of liabilities   -   0.0%                         28

NET ASSETS   -   100.0%                                          $1,373,787

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Victory Federal Money Market Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                 Principal
                                                    Amount            Value

U.S. Government Agencies  (24.5%)

Federal Farm Credit Bank  (0.7%)
2.40%, 10/7/05                                    $ 10,000     $     10,000

Federal Home Loan Bank  (11.3%)
1.50%, 8/26/05 (h)                                  24,300           24,272
3.19%, 2/7/06 (h)                                   25,000           24,938
3.50%*, 4/18/06, Callable 10/18/05 @ 100            15,000           14,996
3.52%*, 7/21/06                                     50,000           49,996
3.63%*, 8/1/06 (g)                                  25,000           25,000
4.02%, 8/1/06 (g)                                   15,000           15,000

                                                                    154,202

Federal Home Loan Mortgage Corp.  (1.8%)
1.50%, 8/15/05                                      25,000           24,984

Federal National Mortgage Association  (10.7%)
3.08%, 8/3/05                                       24,557           24,553
1.88%, 9/15/05                                      36,000           35,930
6.00%, 12/15/05                                     26,495           26,717
3.15%, 2/8/06, Callable 10/13/05 @ 100              25,000           24,942
3.25%, 3/17/06                                      35,000           34,999

                                                                    147,141

Total U.S. Government Agencies (Amortized Cost $336,327)            336,327


Repurchase Agreements  (78.5%)

Bear Stearns & Co., 3.31%, 8/1/05
  (Proceeds at maturity $325,090
  collateralized by $331,503
  various U.S. Government Securities,
  4.50%-9.00%, 1/1/09-8/1/35,
  market value $330,128)                           325,000          325,000
Deutsche Bank Securities, Inc., 3.31%, 8/1/05
  (Proceeds at maturity $50,014
  collateralized by $51,000
  various U.S. Government Securities,
  4.00%-5.50%, 1/1/17-4/1/19,
  market value $50,814)                             50,000           50,000
Greenwich Partners LLC, 3.31%, 8/1/05
  (Proceeds at maturity $325,090
  collateralized by $331,503
  various U.S. Government Securities,
  2.63%-6.79%, 7/21/06-8/6/38,
  market value $328,836)                           325,000          325,000
Morgan Stanley & Co., 3.31%, 8/1/05
  (Proceeds at maturity $325,090
  collateralized by $334,750
  various U.S. Government Securities,
  3.98%-6.00%, 6/1/14-6/1/35,
  market value $333,485)                           325,000          325,000
UBS Warburg LLC, 3.30%, 8/1/05
  (Proceeds at maturity $53,915
  collateralized by $54,982
  various U.S. Government Securities,
  0.00%-5.00%, 9/30/05-7/15/29,
  market value $54,629)                             53,900           53,900

Total Repurchase Agreements (Amortized Cost $1,078,900)           1,078,900

Total Investments (Amortized Cost $1,415,227) (a)   -   103.0%    1,415,227

Liabilities in excess of other assets   -   (3.0)%                 (41,450)

NET ASSETS   -   100.0%                                          $1,373,777

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Gradison Government Reserves Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                     Principal
                                                       Amount           Value

U.S. Government Agencies  (102.6%)

Federal Farm Credit Bank  (13.7%)
3.27%*, 8/10/05                                       $ 49,000        $ 49,000
3.33%*, 9/22/05                                        100,000          99,995
2.40%, 10/7/05                                          15,000          15,000
3.26%*, 8/9/06                                         100,000          99,970

                                                                       263,965

Federal Home Loan Bank  (88.9%)
3.25%*, 8/2/05                                          63,000          63,000
3.26%*, 8/2/05                                           5,000           5,000
3.04%, 8/3/05                                          112,100         112,081
3.04%, 8/5/05                                           75,000          74,975
3.19%, 8/10/05                                         602,403         601,922
3.23%, 8/12/05                                         243,737         243,495
1.75%, 8/15/05                                          41,500          41,477
3.00%, 8/15/05                                          32,500          32,498
3.30%, 8/17/05                                         119,000         118,826
3.30%, 8/19/05                                          50,000          49,918
2.51%, 11/4/05, Callable 10/14/05 @ 100                 22,000          21,946
3.19%, 2/7/06                                           50,000          49,876
2.50%, 3/13/06                                          52,110          51,872
3.50%*, 4/18/06, Callable 10/18/05 @ 100                25,000          24,994
3.12%*, 5/10/06                                         81,000          80,967
3.27%*, 6/13/06                                         40,000          39,985
3.52%*, 7/21/06                                         50,000          49,995
3.63%*, 8/1/06, Callable 9/1/05 @ 100                   35,000          35,000
4.02%, 8/1/06                                           15,000          15,000

                                                                     1,712,827

Total U.S. Government Agencies (Amortized Cost $1,976,792)           1,976,792

Total Investments (Amortized Cost $1,976,792) (a)   -   102.6%       1,976,792

Liabilities in excess of other assets   -   (2.6)%                    (50,807)

NET ASSETS   -   100.0%                                             $1,925,985

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Prime Obligations Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount            Value

Certificates of Deposit  (13.3%)

Barclays Bank PLC NY, 3.32%,
  8/15/05                                          $40,000         $ 39,999
Barclays Bank PLC NY, 3.42%*,
  10/31/05                                           5,000            5,000
Credit Suisse First Boston NY, 3.29%*,
  11/21/05                                          20,000           20,001
HBOS Treasury Services NY, 3.15%,
  11/18/05                                          10,000           10,000
HBOS Treasury Services NY, 3.53%,
  1/25/06                                            8,000            8,000
HBOS Treasury Services NY, 3.25%,
  2/8/06                                            10,000           10,001
Toronto Dominion Bank, 2.35%,
  9/29/05                                           15,000           15,000
Toronto Dominion Bank, 3.62%,
  6/12/06                                           14,000           14,000
Toronto Dominion Bank, 4.01%,                       11,000           11,001
  8/15/06

Total Certificates of Deposit (Amortized Cost $133,002)             133,002


Commercial Paper  (16.2%)

Amstel Funding Corp., 3.18%,
  8/15/05 (d)                                       15,614           15,595
Amstel Funding Corp., 3.53%,
  10/17/05 (d)                                      14,414           14,305
Beta Finance, Inc., 3.32%, 8/15/05 (d)              29,000           28,963
Blue Bell Funding Corp., 3.43%,
  9/9/05 (d)                                        30,000           29,889
Sheffield Receivables, 3.34%, 8/16/05 (d)           40,000           39,943
Windmill Funding Corp., 3.34%,
  8/18/05 (d)                                       33,200           33,148

Total Commercial Paper (Amortized Cost $161,843)                    161,843


Corporate Bonds  (41.9%)

215 Jane Investors LLC, 3.38%*, 6/1/27,
  LOC Fleet National Bank                            2,490            2,490
American Micro Products, 3.51%*,
  7/1/11, LOC US Bank NA                             3,445            3,445
Anchor Holdings II LLC, 3.51%*, 4/15/26             13,575           13,575
Associates Corp. NA, 7.35%, 5/15/06, MTN             1,000            1,027
Bluegrass Paving, Inc., 3.58%*, 3/1/11,
  LOC Firstar Bank                                   1,230            1,230
Carenet Health Systems, 3.38%*, 9/1/25,
  LOC Bank of America                                4,900            4,900
Caterpillar Financial Services Corp.,
  2.65%, 1/30/06, MTN                                6,700            6,670
Champion Brands, Inc., 3.38%*, 12/1/10,
  LOC Bank of America                                3,700            3,700
CIT Group, Inc., 4.13%, 2/21/06                      2,000            2,004
CIT Group, Inc., 3.71%, 4/19/06, MTN                14,475           14,484
Clinic Investment LP, Series 2000,
  3.47%*, 6/1/15                                     5,300            5,300
Concorde Group Ltd., 3.47%*, 10/1/19                 2,675            2,675
Finley Distributing Co., 3.38%*, 5/1/11,
  LOC Bank of America                                4,800            4,800
Flick IGA, 3.51%*, 4/1/25, LOC Integra
  Bank N.A.                                          5,175            5,175
Florence Center Association, 3.56%*,
  12/1/11, LOC Firstar Bank                          1,250            1,250
Four Flags Properties, Inc., 3.49%*, 10/1/28         4,750            4,750
General Electric Capital Corp., 2.85%,
  1/30/06, MTN                                       5,000            4,992
General Secretariat Oas, 3.38%*, 3/1/33,
  LOC Bank of America                               12,500           12,500
Glacier 600 LLC, 3.43%*, 11/1/16, LOC
  US Bank NA                                         4,925            4,925
Harper Co., 3.56%*, 3/1/08, LOC Firstar Bank         1,500            1,500
Harrier Finance Funding LLC, 3.35%*,
  7/17/06, MTN                                      25,000           24,995

Household Finance Corp, 6.50%,
  1/24/06                                            6,500            6,585
Illinois Great River, 3.40%*, 4/1/34,
  LOC JP Morgan Chase Bank N.A.                      2,600            2,600
International Lease Finance Corp,
  5.70%, 7/3/06, MTN                                 2,070            2,099
Kissel Holdings, Inc., 3.51%*, 12/1/17,
  LOC Star Bank                                      3,055            3,055
Laurel Grocery Co. LLC, 3.51%*,
  12/1/14                                            2,185            2,185
Liberty Light US Capital, 3.42%*,
  11/23/05, MTN (d)                                 45,000           44,995
Maruga, Series 1999a, 3.51%*, 2/1/20,
  LOC Fifth Third Bank (d)                           4,350            4,350
Mississippi Business Finance Corp.,
  3.23%, 8/2/05, LOC BP Amoco                        8,100            8,100
Morgan Stanley, 3.51%*, 8/15/05, MTN                60,000           60,003
Neltner Properties LLC, 3.51%*, 12/1/19,
  LOC Firstar Bank                                   3,495            3,495
Pomeroy Investments, 3.51%*, 9/1/15,
  LOC Firstar Bank                                   2,650            2,650
Richfield Technology Associates LLC,
  3.51%*, 4/1/20, LOC Firstar Bank                   3,795            3,795
Rise, Inc., 3.52%*, 11/1/22, LOC Wells
  Fargo Bank N.A.                                    4,265            4,265
RKS LLC, 3.58%*, 5/1/26, LOC
  AmSouth Bank (d)                                   5,200            5,200
RMD Corp., 3.49%*, 11/1/11, LOC Fifth
  Third Bank (d)                                     5,100            5,100
SeaRiver Maritime, Inc., 3.34%*,
  10/1/11                                           19,800           19,800
Sigma Finance, Inc., 3.38%*, 9/15/05,
  MTN (d)                                           14,000           14,000
Sigma Finance, Inc., 3.34%* 9/23/05,
  MTN (d)                                            9,100            9,100
Sigma Finance, Inc., 3.32%* 12/5/05,
  MTN (d)                                           25,000           24,998
Southwestern Ohio Steel, 3.51%*
  4/1/08, LOC Firstar Bank                           2,090            2,090
Stanfield Victoria LLC, 3.36%* 2/15/06,
  MTN (d)                                           10,000            9,998
Stanfield Victoria LLC, 3.30%* 6/6/06,
  MTN (d)                                           10,000            9,998
Stanfield Victoria LLC, 3.30%* 7/31/06,
  MTN (d)                                           20,000           19,996
Stevenson Photo Color Co., 3.51%*
  8/1/19                                             5,205            5,205
Summit Country Day School, Series
  2003, 3.51%* 11/1/09                               8,510            8,510
Unilever Capital Corp., 6.88%,
  11/1/05                                            4,760            4,803
Vista Funding Corp., 3.51%* 8/1/17,
  LOC Fifth Third Bank                               1,719            1,719
Wisconsin House, 3.49%* 5/1/35, LOC
  M & I Marshall Isley Bank                          2,500            2,500

Total Corporate Bonds (Amortized Cost $417,581)                     417,581


Repurchase Agreements (20.9%)

Bear Stearns & Co., 3.31%, 8/1/05
  (Proceeds at maturity $70,019
  collateralized by $71,403
  various U.S. Government Securities,
  4.50%-7.50%, 6/1/13-8/1/35,
  market value $71,107)                             70,000           70,000
Deutsche Bank Securities, Inc., 3.31%, 8/1/05
  (Proceeds at maturity $70,019
  collateralized by $71,400
  various U.S. Government Securities,
  4.00%-5.00%, 1/1/33-5/1/35,
  market value $71,181)                             70,000           70,000
UBS Warburg LLC, 3.30%, 8/1/05
  (Proceeds at maturity $69,419
  collateralized by $70,790
  various U.S. Government Securities,
  0.00%-5.50%, 10/21/05-1/15/29,
  market value $70,210)                             69,400           69,400

Total Repurchase Agreements (Amortized Cost $209,400)               209,400


Taxable Municipal Bonds  (5.7%)

Florida  (2.2%)
Osceola County Housing Finance
  Authority, Revenue, 3.51%*, 9/15/35,
  LOC JP Morgan Chase Bank                           2,495            2,495

Polk County Industrial Development
  Authority Revenue, Watson Clinic,
  3.38%*, 12/1/18, LOC Nationsbank N.A.             20,000           20,000

                                                                     22,495

Kentucky  (1.9%)
Boone County Industrial Building
  Revenue, Hennegan Co. Project, Series B,
  3.51%*, 4/1/16, LOC Star Bank                      1,920            1,920
Walton Industrial Building Revenue,
  Clarion Manufacturing Corp. of America             3,830            3,830
  Project, 3.51%*, 8/1/17, LOC Fifth Third Bank
Warren County Industrial Development
  Authority Revenue, Stupps Brothers, Inc.,
  Series B-2, 3.38%*, 12/1/18, LOC Bank
  of America                                        13,300           13,300

                                                                     19,050

Massachusetts  (0.2%)
State Industrial Finance Agency
  Revenue, Southcoast Nursing, 3.38%*,
  1/1/28, LOC Fleet National Bank                    1,815            1,815

Missouri  (0.5%)
State Development Finance Board,
  Infastructure Facilities Revenue, St. Louis
  Center, Series B, 3.43%*, 12/1/20, LOC
  Firstar Bank                                       5,200            5,200

Ohio  (0.9%)
Cleveland-Cuyahoga County Port
  Authority Revenue, PRL Corp. Project,
  3.47%*, 12/1/11, LOC Fifth Third Bank              8,850            8,850

Total Taxable Municipal Bonds (Amortized Cost $57,410)               57,410


U.S. Government Agencies  (2.0%)

Federal Farm Credit Bank  (0.3%)
2.38%, 8/9/05                                        3,385            3,385

Federal National Mortgage Assoc.  (1.7%)
2.32%, 9/12/05, Callable 8/18/05 @ 100              13,000           13,000
5.50%, 2/15/06                                       4,000            4,037

                                                                     17,037

Total U.S. Government Agencies (Amortized Cost $20,422)              20,422

Total Investments (Amortized Cost $999,658) (a)   -   100.0%        999,658

Liabilities in excess of other assets   -   0.0%                        (59)

NET ASSETS   -   100.0%                                            $999,599

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Financial Reserves Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount            Value

Certificates of Deposit  (11.1%)

Barclays Bank NY PLC, 3.32%,
  8/15/05                                          $15,000         $ 15,001
HBOS Treasury Services NY, 3.15%,
  11/18/05                                           5,000            5,000
HBOS Treasury Services NY, 3.25%,
  2/8/06                                             5,000            5,000
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                           4,000            3,994
Toronto Dominion Bank, 2.35%,
  9/29/05                                            5,000            5,000
Toronto Dominion Bank, 3.62%,
  6/12/06                                            8,000            8,000
Toronto Dominion Bank, 4.01%,
  8/15/06                                            4,000            4,000

Total Certificates of Deposit (Amortized Cost $45,995)               45,995


Commercial Paper  (14.8%)

Apreco LLC, 3.38%, 8/23/05 (d)                      11,550           11,526
Grampian Funding LLC, 3.33%,
  8/11/05 (d)                                       12,000           11,989
Harrier Finance Funding LLC, 3.38%,
  8/29/05 (d)                                        8,000            7,979
Sheffield Receivables, 3.33%, 8/15/05 (d)           15,000           14,981
Windmill Funding Corp., 3.32%,
  8/15/05 (d)                                       15,000           14,980

Total Commercial Paper (Amortized Cost $61,455)                      61,455


Corporate Bonds  (36.8%)

American Honda Finance Corp., 3.38%*,
  9/19/05, MTN (d)                                   3,000            3,000
American Honda Finance Corp., 3.33%*,
  2/21/06 (d)                                        2,000            2,001
BF FT Myers/BF South, Inc., 3.49%*,
  11/1/17, LOC Fifth Third Bank                      2,800            2,800
Burgess & Niple, 3.47%*, 9/1/14, LOC
  National City Bank                                 2,425            2,425
Caterpillar Financial Services Corp.,
  2.65%, 1/30/06, MTN                                5,000            4,977
Centerville Capital, 3.59%*, 10/1/26                 5,575            5,575
Cincinnati Hills Christian Academy,
  Inc., 3.49%*, 4/1/22, LOC Fifth Third Bank         5,040            5,040
CIT Group, Inc., 7.25%, 8/15/05                      1,135            1,137
EZFlow LP, 3.38%*, 6/1/08, LOC Bank
  of America                                         5,160            5,160
Fort Mitchell Station Partners, LTD.,
  3.51%*, 2/1/22, LOC Fifth Third Bank (d)           2,235            2,235
Harrier Finance Funding US LLC,
  3.39%*, 10/17/05, MTN (d)                         10,000            9,999
International Lease Finance Corp.,
  4.00%, 1/17/06, MTN                                5,036            5,042
JL Capital One LLC, Series 2002,
  3.52%*, 11/1/12, LOC Old National Bank
  & Wells Fargo                                      2,600            2,600
John E. Staten Properties, 3.47%*,
  10/1/21, LOC National City Bank                    3,220            3,220
Liberty Light US Capital, 3.30%*,
  4/5/06, MTN (d)                                   10,000            9,999
Maruga, Series 1999b, 3.61%*, 9/1/16,
  LOC Firstar Bank (d)                               1,095            1,095
Morgan Stanley, 3.51%*, 8/15/05, MTN                20,000           20,001
Newport Investment Co. LLC, 3.51%*, 12/1/22          3,170            3,170
Oak Crest Homes, Inc., 3.54%*, 11/1/26               1,340            1,340
Pfizer, Inc., 5.63%, 2/1/06                          1,000            1,010
QC Reprographics, Inc., 3.56%*, 2/1/21,
  LOC Firstar Bank                                   1,775            1,775
Redbank Professional Office Building,
  3.51%*, 5/1/21, LOC Firstar Bank                   2,890            2,890
Rogers, Inc., 3.49%*, 10/1/37, LOC Fifth
  Third Bank                                         1,210            1,210

SeaRiver Maritime, Inc., 3.34%*,
  10/1/11                                           14,000           14,000
SGM Funding Corp., 3.51%*, 7/1/16,
  LOC Firstar Bank                                   1,795            1,795
SGM Funding Corp., 3.51%*, 6/1/22,
  LOC Firstar Bank                                   3,355            3,355
Sharp Electronics, 3.51%*, 12/1/12, LOC
  Fifth Third Bank                                   2,555            2,555
Sigma Finance, Inc., 3.32%*, 12/5/05,
  MTN (d)                                           10,000            9,999
Stanfield Victoria LLC, 3.30%*, 6/6/06,
  MTN                                                5,000            4,999
Tisdel Holdings, Inc., 3.51%*, 9/1/20,
  LOC Firstar Bank                                   2,080            2,080
Unilever Capital Corp., 6.88%,
  11/1/05                                            1,605            1,621
Wagner Moving & Storage, 3.49%*,
  7/1/22, LOC Fifth Third Bank                       2,200            2,200
Wells Fargo Bank, 3.26%, 8/3/05                     10,000           10,000
Wells Fargo Co., 7.25%, 8/24/05                      3,000            3,008

Total Corporate Bonds (Amortized Cost $153,313)                     153,313


Repurchase Agreements (28.8%)

Bear Stearns & Co., 3.31%, 8/1/05
  (Proceeds at maturity $25,009
  collateralized by $25,501
  various U.S. Government Securities,
  5.50%-7.50%, 10/1/31-7/1/35,
  market value $25,389)                             25,000           25,000
Deutsche Bank Securities, Inc., 3.31%, 8/1/05
  (Proceeds at maturity $25,009
  collateralized by $25,500
  various U.S. Government Securities,
  4.50%-5.50%, 1/1/17-4/1/19,
  market value $25,396)                             25,000           25,000
UBS Warburg LLC, 3.30%, 8/1/05
  (Proceeds at maturity $70,019
  collateralized by $71,400
  various U.S. Government Securities,
  0.00%-6.55%, 9/12/05-7/15/32,
  market value $70,956)                             70,000           70,000

Total Repurchase Agreements (Amortized Cost $120,000)               120,000


Taxable Municipal Bonds  (6.0%)

Florida  (3.9%)
Polk County Industrial Development
  Authority Revenue, Watson Clinic,
  3.38%*, 12/1/18, LOC Nationsbank N.A.              8,700            8,700
Watson Clinic, 3.38%*, 12/1/18, LOC
  Bank of America                                    7,300            7,300

                                                                     16,000

Kentucky  (1.0%)
Warren County Industrial Development
  Authority Revenue, Stupps Brothers, Inc.,
  Series B-2, 3.38%*, 12/1/18, LOC Bank
  of America                                         3,800            3,800

New Mexico  (0.4%)
Albuquerque Industrial Revenue, Ktech
  Corp. Project, 3.42%*, 11/1/22, LOC
  Wells Fargo Bank                                   1,800            1,800

New York  (0.3%)
State Housing Finance Agency Revenue,
  3.33%*, 5/15/31, FNMA                              1,420            1,420

Texas  (0.4%)
Splendora Higher Education Facilities
  Corp., Series B, 3.42%*, 12/1/26, LOC
  Wells Fargo Bank                                   1,785            1,785

Total Taxable Municipal Bonds (Amortized Cost $24,805)               24,805


U.S. Government Agencies  (2.4%)

Federal National Mortgage Assoc.  (1.9%)
2.32%, 9/12/05, Callable 8/18/05 @ 100               4,000            4,000
5.50%, 2/15/06                                       4,000            4,037

                                                                      8,037

Federal Home Loan Mortgage Assoc.  (0.5%)
2.20%, 7/28/06, Callable 1/28/06
  @ 100, MTN                                         2,000            1,965

Total U.S. Government Agencies (Amortized Cost $10,002)              10,002

Total Investments (Amortized Cost $415,570) (a)   -   99.9%         415,570

Other assets in excess of liabilities   -   0.1%                        277

NET ASSETS   -   100.0%                                            $415,847

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Tax-Free Money Market Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                  Shares
                                                    or
                                                 Principal
                                                   Amount            Value

Municipal Bonds  (99.3%)

Alabama  (2.8%)
Housing Finance Authority Revenue,
  Multifamily Housing, Hillwood Project,
  Series H, 2.37%*, 12/15/30, FNMA                  $3,330           $3,330
Housing Finance Authority Revenue,
  Multifamily Housing, Inverness Project,
  Series G, 2.37%*, 12/15/30, FNMA                   4,000            4,000
Housing Finance Authority Revenue,
  Multifamily Housing, Rocky Ridge
  Project, Series F, 2.37%*, 12/15/30, FNMA          6,000            6,000

                                                                     13,330

Arizona  (0.3%)
Pima County, Industrial Development
  Authority, IDR, Brush Wellman, Inc.
  Project, 2.40%*, 9/1/09, LOC Bank One N.A.         1,500            1,500
State University Revenues, Series A,
  2.33%*, 7/1/34, AMBAC, SPA Bank of
  America N.A.                                         100              100

                                                                      1,600

Colorado  (1.9%)
Castlewood Ranch Metropolitan District,
  GO, 2.30%*, 12/1/34, LOC U.S. Bank
  N.A.                                               6,000            6,000
Denver City & County Excise Tax
  Revenue, Convention Center Project,
  Series B, 2.33%*, 9/1/25, FSA, SPA
  Dexia Credit Local                                 2,800            2,800

                                                                      8,800

District of Columbia  (0.6%)
District of  Columbia Revenue, Field
  School Project, Series A, 2.34%*, 7/1/31,
  LOC Wachovia Bank N.A.                             2,720            2,720

Florida  (2.4%)
Brevard County Health Facilities
  Authority Revenue, Health First, Inc.,
  Project, 2.33%*, 8/1/14, LOC Suntrust
  Bank                                                 200              200
Brevard County Health Facilities
  Authority Revenue, Wuesthoff Health
  Systems Income Project, 2.35%*, 1/1/34,
  LOC Suntrust Bank                                  4,500            4,500
Orange County Health Facilities
  Authority Revenue, SHCC Services
  Income Project, 2.34%*, 12/1/23, LOC
  Suntrust Bank                                      6,825            6,825

                                                                     11,525

Georgia  (4.5%)
De Kalb County Development Authority
  Revenue, Green Forest Community
  Development Project, 2.34%*, 2/1/22,
  LOC Bank of America N.A.                           3,100            3,100
Fulton County Development Authority
  Revenue, Galloway Schools Income
  Project, 2.35%*, 7/1/22, LOC Suntrust
  Bank                                               7,000            7,000
Fulton County Development Authority
  Revenue, Westminster Schools Income
  Project, 2.35%*, 11/1/28, LOC Suntrust
  Bank                                               9,300            9,300
Gwinnett County Development
  Authority Revenue, Providence Christian
  Academy, 2.34%*, 9/1/19, LOC Bank of
  America N.A.                                       1,900            1,900

                                                                     21,300

Illinois  (14.2%)
Chicago Revenue, Noble Street Charter
  School, 2.45%*, 6/1/24, LOC Bank One N.A.          2,100            2,100
Development Finance Authority
  Revenue, Derby Industries, Inc. Project,
  2.50%*, 12/1/11, LOC Fifth Third Bank AMT          1,600            1,600
Development Finance Authority
  Revenue, IDR, Haskris Co. Project,
  2.75%*, 8/1/21, LOC Bank One N.A. AMT              1,340            1,340
Development Finance Authority
  Revenue, Museum of Contemporary Arts
  Project, 2.35%*, 2/1/29, LOC Bank One N.A.         6,300            6,300
Development Finance Authority
  Revenue, Providence St. Mellon School
  Project, 2.35%*, 6/1/37, LOC Bank One N.A.         4,900            4,900
Development Finance Authority
  Revenue, Solid Waste Disposal,
  Develgroup LLC Project, Series A,
  2.50%*, 1/1/21, LOC Bank One N.A. AMT              2,000            2,000
Development Finance Authority
  Revenue, WDC Partners LLC Project,
  2.75%*, 7/1/21, LOC Bank One N.A. AMT              1,430            1,430
Development Finance Authority, IDR,
  Industrial Steel Construction, Inc. Project,
  2.50%*, 7/15/23, LOC Bank One N.A. AMT             4,210            4,210
Development Finance Authority, IDR,
  Technifast Industries, Inc., Series A,
  2.70%*, 8/1/26, LOC Bank One N.A. AMT              3,645            3,645
East St. Louis Tax Increment, Public
  Library Project, 2.44%*, 12/1/09, LOC
  Bank of America N.A.                               1,910            1,910
Educational Facilities Authority
  Revenue, National Louis University,
  Series B, 2.35%*, 6/1/29, LOC Bank One N.A.        6,000            6,000
Finance Authority Revenue, YMCA
  Metro Chicago Project, 2.35%*, 6/1/34,
  LOC Harris Trust & Savings Bank                    5,000            5,000
Galesburg, Knox College Project,
  2.41%*, 3/1/31, LOC LaSalle National
  Bank N.A.                                          5,000            5,000
Glendale Heights, IDR, Hudapack Metal
  Project, 2.55%*, 9/1/18, LOC Bank One
  Wisconsin AMT                                      2,580            2,580
Hanover Park, IDR, Spectra-Tech, Inc.
  Project, 2.55%*, 8/1/17, LOC Harris Trust
  & Savings Bank AMT                                 1,145            1,145
Health Facilities Authority Revenue,
  Washington & Jane Smith Home, 2.40%*,
  7/1/26, LOC Comerica Bank                          3,000            3,000
Health Facilties Authority Revenue,
  Childrens Memorial Hospital, Series A,
  5.50%, 8/15/05, AMBAC                              1,000            1,001
International Port District Revenue,
  2.35%*, 1/1/23, LOC LaSalle National
  Bank N.A.                                          2,000            2,000
Naperville Revenue, Dupage Childrens
  Museum Project, 2.35%*, 6/1/30, LOC
  Bank One N.A.                                      5,900            5,900
Quad Cities Regional Economic
  Development Authority, Steel Warehouse,
  2.50%*, 12/1/12, LOC National City
  Bank of Indiana AMT                                2,300            2,300
Upper Illinois River Valley Development
  Authority Revenue, Advanced Flexible
  Project, 2.44%*, 6/1/25, LOC ABN
  AMRO Bank AMT                                      1,760            1,760
West Chicago, IDR, Liquid Container
  Project, 2.37%*, 3/1/15, LOC Bank of
  America N.A.                                       1,000            1,000
Yorkville, IDR, Wheaton & Co., Inc.
  Project, 2.50%*, 4/1/16, LOC Bank One
  N.A. AMT                                           1,400            1,400

                                                                     67,521

Indiana  (8.8%)
Bond Bank, Common School Fund
  Advanced Purchase Funding, 5.00%,
  2/1/06, AMBAC                                      1,000            1,011
Elkhart County, EDR, Hinsdale Farms
  Ltd. Project, 2.50%*, 10/1/17, LOC Bank
  One N.A. AMT                                       2,495            2,495
Fort Wayne, EDR, PHD, Inc. Project,
  2.50%*, 5/1/15, LOC Wells Fargo Bank
  N.A. AMT                                           2,200            2,200
Greenwood, IDR, Jacks Investments
  LLC Project, 2.50%*, 2/1/16, LOC Bank
  One Indianapolis AMT                               1,260            1,260

Health Facilities Financing Authority
  Revenue, Crossroads Rehabilitation
  Center Project, 2.40%*, 7/1/24, LOC Bank
  One N.A.                                           2,035            2,035
Indianapolis, EDR, White Arts, Inc.
  Project, 2.46%*, 6/1/06, LOC General
  Electric Capital Corp.                             4,300            4,300
Lawrence, EDR, Southwark Metal
  Manufacturing Co. Project, 2.60%*,
  9/1/16, LOC Royal Bank AMT                           980              980
Mooresville Viking Air Tools, 2.50%*,
  3/1/19, LOC Wells Fargo Bank N.A. AMT              2,660            2,660
Noblesville, Rivers Edge Apartments
  Project, 2.45%*, 7/1/22, LOC Bank One
  Indianapolis                                       2,490            2,490
Plymouth, EDR, Witt Co. Project,
  2.46%*, 5/1/12, LOC U.S. Bank N.A.                 2,045            2,045
State Development Finance Authority
  Revenue, Custom Lights, Inc. Project,
  2.50%*, 12/1/15, LOC Bank One Indiana
  N.A. AMT                                           2,400            2,400
State Development Finance Authority
  Revenue, EDR, Bhar Associates, Inc.
  Project, 2.70%*, 8/1/16, LOC Bank One
  Indiana N.A. AMT                                   1,685            1,685
State Development Finance Authority
  Revenue, Educational Facilities, Model
  Aeronautics, 2.45%*, 1/1/21, LOC Bank
  One Indiana N.A.                                   3,600            3,600
State Development Finance Authority
  Revenue, Educational Facilities, Youth
  Opportunity Center, 2.35%*, 1/1/24, LOC
  Bank One Indiana N.A.                              5,100            5,100
State Development Finance Authority,
  EDR, Daubert VCI, Inc. Project, 2.50%*,
  8/1/13, LOC Bank One N.A. AMT                      1,785            1,785
State Development Finance Authority,
  EDR, I Corp Haulin Trailers Project,
  2.50%*, 12/1/17, LOC Bank One Indiana
  N.A. AMT                                           1,400            1,400
State Educational Facilities Authority
  Revenue, University of Evansville, Series
  B, 2.45%*, 12/1/29, LOC Fifth Third Bank           4,170            4,170

                                                                     41,616

Iowa  (1.5%)
Urbandale, IDR, Interstate Acres LP,
  2.52%*, 12/1/14, LOC Principal Mutual              6,000            6,000
West Des Moines Revenue, Woodgrain
  Millwork Income Project, 2.55%*, 4/1/10,
  LOC Wells Fargo Bank N.A.                          1,080            1,080

                                                                      7,080

Kentucky  (5.0%)
Covington, Industrial Building Revenue,
  St. Charles Center, Inc., 2.41%*, 11/1/13,
  LOC U.S. Bank N.A.                                 2,375            2,375
Crestview Hill Industrial Building
  Revenue, Thomas Moore College Project,
  2.41%*, 11/1/26, LOC Fifth Third Bank              6,825            6,825
Dayton Industrial Building Revenue,
  Woodcraft Manufacturing Co., Inc.
  Project, 2.66%*, 5/1/17, LOC Fifth Third Bank        460              460
Economic Development Finance
  Authority, Hospital Facilities Revenue,
  Highland Regional Project, Series A,
  2.44%*, 8/1/13, LOC U.S. Bank N.A.                 5,100            5,100
Kenton County Industrial Building
  Revenue, Baptist Convalescent Center,
  2.59%*, 7/1/18, LOC Fifth Third Bank               2,300            2,300
Lexington-Fayette Urban County
  Government Industrial Building Revenue,
  LTS Housing Corp., Inc. Project, 2.40%*,
  11/1/28, LOC National City Bank                    3,155            3,155
Pulaski County Solid Waste Disposal
  Revenue, National Rural Utilities, Series
  B, 2.30%*, 8/15/23, AMT                            2,350            2,350
Somerset, Industrial Building Revenue,
  Glen Oak Lumber & Mining, 2.50%*,
  4/1/11, LOC Bank One Milwaukee N.A. AMT            1,125            1,125

                                                                     23,690

Maryland  (2.3%)
State Health & Higher Educational
  Facilities Authority Revenue, French
  International School, 2.35%*, 9/1/34, LOC
  Suntrust Bank                                     11,000           11,000

Michigan  (3.4%)
Farmington Hills Economic
  Development Corp., Limited Obligation
  Revenue, Brookfield Building
  Association, 2.39%*, 11/1/10, LOC
  Comerica Bank                                      1,030            1,030
Higher Educational Facilties Authority
  Revenue, Limited Obligation, Hope
  College, 2.36%*, 4/1/34, LOC Bank One N.A.         2,800            2,800
Jackson County Economic Development
  Corp., Melling Tool Co. Project, 2.50%*,
  8/1/18, LOC Comerica Bank AMT                      4,585            4,585
State Strategic Fund Limited Obligation
  Revenue, Agape Plastics, Inc. Project,
  2.50%*, 11/1/28, LOC Bank One
  Michigan AMT                                       1,600            1,600
State Strategic Fund Limited Obligation
  Revenue, Non-Ferrous Cast Alloys
  Project, 2.50%*, 3/1/19, LOC Bank One
  Michigan AMT                                       1,200            1,200
State Strategic Fund Limited Obligation
  Revenue, Oak Industrial Drive Project,
  2.50%*, 11/1/33, LOC Comerica Bank AMT             5,000            5,000

                                                                     16,215

Minnesota  (1.0%)
Buffalo, IDR, Ekon Powder Coating
  Project, 2.60%*, 3/1/17, LOC Wells Fargo
  Bank N.A. AMT                                      1,660            1,660
New Brighton, IDR, Donatelle Holdings
  Project, 2.60%*, 5/1/12, LOC Wells
  Fargo Bank N.A. AMT                                1,850            1,850
Red Wing Port Authority, IDR, D.L.
  Ricci Corp. Project, 2.60%*, 10/1/20,
  LOC Wells Fargo Bank N.A. AMT                      1,030            1,030

                                                                      4,540

Mississippi  (2.4%)
Blue Mountain, IDR, Blue Mountain
  Production Co. Project, 2.55%*, 10/1/08,
  LOC Harris Trust & Savings Bank AMT                1,600            1,600
Development Bank Special Obligation,
  Municipal Gas Authority, Natural Gas
  Project, 2.30%*, 7/1/15, SPA Societe
  Generale                                          10,000           10,000

                                                                     11,600

Missouri  (3.9%)
Kansas City, IDR, Century Avenue
  Association, 3.37%*, 12/1/11, LOC Bank
  of America AMT                                     4,900            4,900
St. Charles County Industrial
  Development Authority Revenue, Cedar
  Ridge Project, 2.38%*, 5/15/31, FNMA               5,500            5,500
State Health & Educational Facilities
  Authority Revenue, The Washington
  University, Series B, 2.32%*, 9/1/30, SPA
  Morgan Guaranty Trust                              1,280            1,280
State Health & Educational Facilities
  Authority Revenue, The Washington
  University, Series C, 2.31%*, 9/1/30, SPA
  JP Morgan Chase Bank                                 600              600
State Health & Educational Facilities
  Authority Revenue, The Washington
  University, Series C, 2.31%*, 3/1/40, SPA
  JP Morgan Chase Bank                                 200              200
State Highways & Transportation
  Commission State Road Revenue, Third
  Lien, Series B-1, 2.35%*, 5/1/15,
  LOC State Street B & T Co.                         6,000            6,000

                                                                     18,480

New Hampshire  (1.2%)
Manchester Housing Authority
  Multifamily Revenue, Wall Street Tower,
  Series A, 2.37%*, 6/15/15, LOC PNC Bank N.A.       5,525            5,525

North Carolina  (1.7%)
Capital Facilities Finance Agency
  Revenue, Educational Facilities Revenue,
  Peace College, 2.34%*, 6/1/29,
  LOC Wachovia Bank N.A.                             5,900            5,900
Moore County Industrial Facilities &
  Pollution Control Authority Revenue,
  Perdue Farms, Inc. Project, 2.34%*,
  6/1/10, LOC Rabobank Nederland                     2,050            2,050

                                                                      7,950

Ohio  (8.5%)
Ashtabula County Hospital Facilities
  Revenue, Astabula County Medical Center
  Project, 2.36%*, 12/1/07, LOC Bank One N.A.        1,080            1,080
Butler County Health Care Facilities
  Revenue, Lifesphere Project, 2.35%*,
  5/1/27, LOC U.S. Bank N.A.                        14,200           14,201
Clinton Massie Local School District,
  School Construction, GO, BAN, 2.45%,
  11/22/05                                           6,539            6,545
Cuyahoga County, Civic Facilities
  Revenue, 700 Prospect Corp. Project,
  2.35%*, 3/1/22, LOC Fifth Third Bank               2,990            2,990
Cuyahoga County, Health Care Facilities
  Revenue, Judson Retirement Community
  Project, 2.37%*, 11/15/19, LOC National
  City Bank                                          2,300            2,300
Cuyahoga County, Hospital Facilities
  Revenue, Sisters Charity Health Systems,
  2.36%*, 11/1/30, LOC National City Bank            1,225            1,225
Englewood, Building Improvements,
  GO, BAN, 2.15%, 8/30/05                            1,750            1,750
Green Healthcare Revenue, Greater
  Akron-Canton Project, 2.45%*, 7/1/19,
  LOC National City Bank                             1,380            1,380
Hamilton County, Health Care Facilites
  Revenue, Sisters of Charity Senior Care,
  2.42%*, 8/1/27, LOC Fifth Third Bank               4,145            4,145
Morrow County, GO, BAN, 2.85%,
  1/25/06                                            2,500            2,504
Olmsted Falls, GO, BAN, 2.70%,
  10/20/05                                           1,950            1,951
State Air Quality Development
  Authority Revenue, Pollution Control,
  Ohio Edison Co., Series C, 2.37%*, 9/1/18,
  LOC Wachovia Bank N.A. AMT                           100              100

                                                                     40,171

Oklahoma  (0.5%)
Muskogee Medical Center Authority
  Revenue, 2.39%*, 10/1/32, LOC Bank of
  America N.A.                                       2,300            2,300

Pennsylvania  (6.6%)
Benzinger Township Hospital Authority,
  Elk Regional Health System, 2.37%*,
  12/1/30, LOC PNC Bank N.A.                         1,400            1,400
Chester County Industrial Development
  Authority Revenue, Archdiocese of
  Philadelphia, 2.27%*, 7/1/31,
  LOC Wachovia Bank N.A.                             4,820            4,820
Clinton County, IDR, Mellon Bank
  National Association Project, 2.55%*,
  9/1/05, LOC Mellon Bank N.A.                       3,500            3,500
College Township Industrial Authority,
  IDR, Ball Corp. Project, 2.35%*, 11/1/11,
  LOC Bank One N.A.                                  4,500            4,500
Emmaus General Authority Revenue,
  2.34%*, 12/1/28, FSA, SPA Wachovia
  Bank N.A.                                          3,005            3,005
Erie County Hospital Authority, Mercy
  Terrace Project, 2.42%*, 8/1/18, LOC
  Chase Bank of Texas N.A.                           1,745            1,745
Luzerne County, 2.37%*, 11/1/14, LOC                 7,600            7,600
  PNC Bank N.A.
Luzerne County, IDR, YMCA
  Wilkes-Barre Project, 2.42%*, 10/1/31,
  LOC PNC Bank N.A.                                  4,840            4,840

                                                                     31,410

South Carolina  (6.3%)
Educational Facilities Authority
  Revenue, Private Nonprofit Institutions,
  Erskine College Project, 2.39%*, 10/1/23,
  LOC Bank of America N.A.                           2,700            2,700
Jobs Economic Development Authority
  Revenue, Sister of Charity Hospitals,
  2.36%*, 11/1/32, LOC Wachovia Bank N.A.            8,500            8,500

Piedmont Municipal Power Agency
  Electric Revenue, Sub Series B-1, 2.34%*,
  1/1/34, MBIA, SPA JP Morgan Chase Bank            18,475           18,476

                                                                     29,676

Tennessee  (1.5%)
Metropolitan Government Nashville &
  Davidson County, Health & Educational
  Facilities Board Revenue, Belmont
  University Project, Series A, 2.34%*, 12/1/23      3,300            3,300
Montgomery County Public Building
  Authority Revenue, Pooled Financing,
  2.34%*, 11/1/27, LOC Bank of America  N.A.         2,395            2,395
Montgomery County Public Building
  Authority Revenue, Pooled Financing,
  2.34%*, 9/1/29, LOC Bank of America N.A.           1,300            1,300

                                                                      6,995

Texas  (3.1%)
Brownsville Utility Systems Revenue,
  Series A, 2.33%*, 9/1/27, MBIA, SPA
  Bank Of America N.A.                               5,000            5,000
Brownsville Utility Systems Revenue,
  Series B, 2.35%*, 9/1/27, MBIA, SPA
  Bank of America N.A.                               5,125            5,125
Houston Area Water Corp. Contract
  Revenue, Northeast Water Purification
  Project, 5.00%, 3/1/06, FGIC                       1,115            1,129
San Antonio Water Revenue, Series A,
  2.34%*, 5/15/33, MBIA, SPA JP Morgan
  Chase Bank                                         3,400            3,400

                                                                     14,654

Utah  (1.1%)
Eagle Mountain Gas & Electric Revenue,               5,140            5,140
  2.36%*, 12/1/25, LOC BNP Paribas

Washington  (0.7%)
Port Seattle, IDR, Douglas Management
  Co. Project, 2.43%*, 12/1/05, LOC Bank
  of America N.A.                                    3,200            3,200

Wisconsin  (11.7%)
Ashland School District, TRAN, 2.00%,
  8/30/05                                            4,300            4,301
Beloit School District, TRAN, 2.00%,
  10/7/05                                            4,800            4,802
Columbus School District, TRAN,
  2.05%, 10/25/05                                    1,300            1,300
Crivitz School District, TRAN, 2.10%,
  10/28/05                                           1,000            1,000
Eau Claire Area School District, TRAN,
  2.00%, 8/25/05                                     6,700            6,701
Evansville, IDR, Stoughton Trailers,
  Inc., 2.50%*, 12/1/08, LOC Bank One
  Milwaukee N.A. AMT                                 5,980            5,980
Fitchburg, IDR, 2.50%*, 12/1/18, LOC
  Bank One Wisconsin AMT                             2,030            2,030
Fort Atkinson, IDR, Lorman Iron &
  Metal, 2.55%*, 12/1/11, LOC Bank One
  N.A. AMT                                           1,010            1,010
Health & Educational Facilities,
  Authority Revenue, Three Pillars Senior
  Living, Series B, 2.36%*, 8/15/34, LOC
  JP Morgan Chase Bank                               1,000            1,000
Howard Suamico School District,
  TRAN, 2.00%, 8/23/05                               4,000            4,000
Lawrence, IDR, R. Lewis & R. Lewis
  LLC Project, 2.60%*, 8/1/27, LOC Bank
  One N.A. AMT                                       1,000            1,000
Lomira School District, TRAN, 2.15%,
  8/26/05                                            1,000            1,000

Menomonie Area School District,
  TRAN, 2.00%, 9/26/05                               4,300            4,302
Rhinelander School District, TRAN,
  2.00%, 9/22/05                                     4,900            4,901
River Falls, IDR, Quadion Corporate
  Project, 2.44%*, 11/1/14, LOC U.S. Bank AMT        1,160            1,160
Rolling, IDR, Kretz Lumberg, Inc.
  Project, 2.50%*, 11/1/11, LOC Bank One
  Wisconsin AMT                                      2,825            2,825
South Milwaukee School District,
  TRAN, 2.10%, 9/21/05                               2,500            2,500
State Health & Educational Facilities
  Authority Revenue, Valley Packaging
  Industries Project, 2.45%*, 7/1/21, LOC
  Bank One Wisconsin N.A.                            1,920            1,920
Watertown Unified School District,
  TRAN, 2.04%, 10/28/05                              2,600            2,600
Wrightstown Community School
  District, TRAN, 2.00%, 8/30/05                     1,500            1,500

                                                                     55,832

Wyoming  (1.4%)
Converse County Pollution Control
  Revenue, Pacificorp Projects, 2.33%*,
  11/1/24, AMBAC, SPA JP Morgan
  Chase Bank                                         6,690            6,690

Total Municipal Bonds (Amortized Cost $470,560)                     470,560


Investment Companies  (0.5%)

AIM Tax Free Money Market Fund                   2,179,187            2,179

Total Investment Companies (Amortized Cost $2,179)                    2,179

Total Investments (Amortized Cost $472,739) (a)   -   99.8%         472,739

Other assets in excess of liabilities   -   0.2%                        873

NET ASSETS   -   100.0%                                            $473,612

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Ohio Municipal Money Market Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount            Value

Municipal Bonds  (100.1%)

Georgia  (1.0%)
Thomasville Hospital Authority Revenue,
  2.35%*, 11/1/23, LOC Suntrust Bank               $ 5,200         $  5,200

Ohio  (99.1%)
Archbold, GO, BAN, 2.25%, 8/11/05                    1,040            1,040
Archbold, GO, BAN, 3.50%, 8/10/06 (g)                1,790            1,799
Ashland, GO, 2.25%, 10/20/05                         2,500            2,502
Athens County, Port Authority Housing
  Revenue, Housing for Ohio Income
  Project, 2.40%*, 6/1/32, LOC Wachovia
  Bank N.A.                                         15,530           15,531
Barberton Waterworks System
  Improvement Notes, Series B, GO,
  2.98%, 12/13/05                                    2,785            2,787
Belmont County, GO, BAN, 2.05%,
  8/17/05                                            1,225            1,225
Belmont County, GO, BAN, 3.00%,
  11/16/05                                           2,670            2,678
Berea, Series 2, GO, BAN, 2.45%,
  12/21/05                                           2,950            2,952
Blue Ash, Recreational Facilities, GO,
  BAN, 2.35%, 11/15/05                               2,100            2,100
Bowling Green, IDR, Lamson &
  Sessions Project, 2.41%*, 8/1/09, LOC
  Harris Trust & Savings Bank AMT                    1,100            1,100
Butler County Airport, GO, BAN,
  4.00%, 6/8/06, AMT                                 1,000            1,007
Butler County Health Care Facilities
  Revenue, Lifesphere Project, 2.35%*,
  5/1/27, LOC U.S. Bank N.A.                           260              260
Butler County Revenue, Lakota Family
  YMCA, 2.37%*, 5/1/27, LOC PNC Bank N.A.            2,200            2,200
Butler County, Health Care Facilities
  Revenue, 2.35%*, 9/1/22, LOC Fifth Third Bank      3,000            3,000
Butler County, Health Care Facilities
  Revenue, 2.36%*, 7/1/24, LOC U.S. Bank N.A.        3,800            3,800
Butler County, Hospital Facilities Revenue,
  2.41%*, 11/1/10, LOC Fifth Third Bank              1,200            1,200
Butler County, Hospital Facilities Revenue,
  2.35%*, 11/1/17, LOC U.S. Bank N.A.                3,220            3,220
Cambridge Hospital Facilities, Regional
  Medical Center Project, 2.36%*, 12/1/21,
  LOC National City Bank                             4,200            4,200
Celina, GO, BAN, 2.40%, 11/16/05                     1,060            1,061
Centerville Health Care Revenue,
  Bethany Lutheran, 2.37%*, 11/1/13, LOC
  National City Bank                                 3,750            3,750
Cincinnati & Hamilton County Port
  Authority, IDR, 4th Star Ltd. Partnership
  Project, 2.55%*, 5/1/15, LOC U.S. Bank
  Trust N.A.                                         3,000            3,000
Clark County, GO, BAN, 2.55%, 12/21/05               2,350            2,352
Cleveland Airport Systems Revenue,
  Series C, 2.33%*, 1/1/31, FSA, SPA
  Westdeutsche Landesbank                            5,990            5,990
Cleveland Waterworks Revenue, Series
  L, 2.33%*, 1/1/33, FGIC, SPA
  Westdeutshe Landesbank                             4,260            4,260
Clinton County Hospital Revenue,
  McCullough-Hyde Project, Series B-1,
  2.34%*, 11/1/20, LOC Fifth Third Bank              6,245            6,245
Clinton County, Airport Facilities
  Revenue, 2.34%*, 6/1/11, LOC Wachovia
  Bank N.A.                                         11,800           11,800
Clinton County, Hospital Revenue,
  Series D-1, 2.45%*, 12/1/15, LOC Fifth
  Third Bank                                         7,470            7,470
Columbus Regional Airport Authority
  Revenue, Capital Funding, OASBO
  Program, Series A, 2.35%*, 3/1/34, LOC
  U.S. Bank N.A.                                     9,050            9,050
Columbus Regional Airport Authority
  Revenue, Capital Funding, Pooled
  Financing Program, Series A, 2.35%*,
  1/1/30, LOC U.S. Bank N.A.                         4,000            4,000

Coshocton County, Health Care
  Facilities Revenue, Hartville Homes, Inc.
  Project, 2.45%*, 9/1/20, LOC Bank One N.A.         2,485            2,485
Coshocton County, Memorial Hospital
  Project Revenue, 2.45%*, 3/1/17, LOC
  Bank One Columbus N.A.                             2,460            2,460
Cuyahoga County, Civic Facilities
  Revenue, 700 Prospect Corp. Project,
  2.35%*, 3/1/22, LOC Fifth Third Bank               3,420            3,420
Cuyahoga County, EDR, Gilmore
  Academy Project, 2.35%*, 2/1/22, LOC
  Fifth Third Bank                                   2,120            2,120
Cuyahoga County, Health Care Facilites
  Revenue, Devon Oaks Project, 2.35%*,
  2/1/34, LOC ABN AMRO Bank                          6,250            6,250
Cuyahoga County, Health Care Facilities
  Revenue, Applewood Centers, Inc. Project,
  2.35%*, 11/1/14, LOC Fifth Third Bank              1,765            1,765
Cuyahoga County, Health Care Facilities
  Revenue, Jennings Center Older Project,
  2.40%*, 11/1/23, LOC Fifth Third Bank              2,500            2,500
Cuyahoga County, Hospital Facilities
  Revenue, Sisters Charity Health Systems,
  2.36%*, 11/1/30, LOC National City Bank            1,135            1,135
Cuyahoga County, IDR, Horizon
  Activities Centers Project,
  2.45%*, 7/1/25, LOC U.S.Bank N.A.                    965              965
Cuyahoga County, IDR, Landerhaven
  Executive Project, 2.70%*, 12/1/08,
  LOC U.S. Bank N.A. AMT                             1,395            1,395
Cuyahoga County, IDR, Progressive
  Plastics Project, 2.50%*, 11/1/13,
  LOC Bank One Columbus N.A. AMT                       775              775
Cuyahoga County, IDR, Watt Printing
  Co. Project, 2.45%*, 4/1/16, LOC
  National City Bank AMT                             1,745            1,745
Dayton, GO, BAN, 2.38%, 8/24/05                        675              675
Delaware, GO, BAN, 2.25%, 9/5/05                     1,115            1,115
Dublin City School District, GO, BAN,
  3.50%, 12/15/05 (h)                                5,000            5,016
Eastlake, IDR, Astro Model
  Development Project, 2.50%*, 9/1/16,
  LOC National City Bank AMT                         1,590            1,590
Elyria, GO, BAN, 2.50%, 10/20/05                     2,250            2,253
Englewood, IDR, YMCA Dayton
  Project, Series A, 2.45%*, 3/1/27,
  LOC Bank One N.A.                                  3,835            3,835
Erie County, GO, BAN, 2.50%, 10/14/05                2,070            2,073
Erie County, Health Care Facilities
  Revenue, Series B, 2.38%*, 10/1/21,
  LOC Bank One N.A.                                  4,335            4,335
Fairborn, EDR, 2.68%*, 5/1/06,
  LOC U.S. Bank N.A.                                   130              130
Fairview Park City School District,
  School Improvements, GO, BAN,
  3.50%, 9/15/05                                     6,000            6,004
Franklin County, EDR, Columbus
  Electric Funded Project, 2.36%*, 4/1/21,
  LOC Bank One N.A.                                  1,510            1,510
Franklin County, Health Care Facilities
  Revenue, 2.45%*, 11/1/19, LOC National
  City Bank                                          1,915            1,915
Franklin County, Health Care Facilities
  Revenue, Friendship Village Dublin,
  Series B, 2.35%*, 11/1/34, LOC Lasalle
  National Bank N.A.                                 4,000            4,000
Franklin County, Hospital Revenue,
  Children's Hospital Project, Series B,
  2.46%*, 12/1/14, SPA Bank One
  Columbus N.A.                                      7,400            7,400
Franklin County, Multifamily Revenue,
  Community Properties II, 2.39%*, 6/1/09,
  LOC Fifth Third Bank AMT                           3,500            3,500
Franklin County, Multifamily Revenue,
  Golf Pointe Apartments Project, Series A,
  2.39%*, 1/1/34, LOC Lasalle National
  Bank N.A. AMT                                      2,850            2,850
Franklin County, Multifamily Revenue,
  Hanover Ridge Apartments, 2.45%*,
  12/15/30, FNMA AMT                                 1,450            1,450
Green, GO, BAN, 2.20%, 10/19/05                      1,470            1,471
Grove City, Multifamily Revenue,
  Regency Arms Apartments, 2.39%*,
  6/15/30, FNMA AMT                                  7,900            7,900
Hamilton County Parking Systems
  Revenue, 2.34%*, 12/1/26, LOC U.S. Bank            5,000            5,000
Hamilton County, EDR, 2.35%*,
  11/1/21, LOC Fifth Third Bank                        250              250

Hamilton County, EDR, Boys/Girls
  Club, Inc. Project, 2.42%*, 12/1/28,
  LOC PNC Bank Ohio N.A.                             2,450            2,450
Hamilton County, EDR, Samuel W.
  Bell Home Project, 2.36%*, 4/1/22,
  LOC U.S. Bank N.A.                                 2,925            2,925
Hamilton County, Health Care Facilities
  Revenue, Deaconess Long Term Care,
  Series A, 2.38%*, 5/15/30,
  LOC Lasalle Bank N.A.                              2,570            2,570
Hamilton County, Health Care Facilities
  Revenue, Ronald McDonald House
  Project, 2.35%*, 5/1/15,
  LOC Fifth Third Bank                               2,755            2,755
Hamilton County, Hospital Facilities
  Revenue, 2.33%*, 1/1/15,
  LOC Fifth Third Bank                               4,000            4,000
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, 2.33%*, 5/15/28, LOC Chase
  Manhattan Bank                                    13,190           13,190
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, Series A, 2.33%*, 5/15/17,
  LOC PNC Bank Ohio N.A.                             7,950            7,950
Hamilton County, Hospital Facilities
  Revenue, Elizabeth Gamble, Series A,
  2.33%*, 6/1/27, LOC JP Morgan Chase Bank           2,000            2,000
Hamilton County, Hospital Facilties
  Revenue, Episcopal Retirement Project,
  Series A, 2.33%*, 1/1/15,
  LOC Fifth Third Bank                               3,000            3,000
Hamilton County, Hospital Revenue,
  Beechwood Home Project, 2.36%*, 7/1/22,
  LOC U.S. Bank N.A.                                 5,600            5,600
Hamilton Real Estate, GO, BAN,
  3.20%, 6/1/06                                      1,400            1,400
Hamilton, Multifamily Housing
  Revenue, Series A, 2.36%*, 1/1/30,
  LOC Bank One Indiana N.A.                          6,713            6,713
Harrison Township Tax Increment
  Financing Revenue, Dry Fork Farms
  Project, 2.36%*, 12/1/24,
  LOC Fifth Third Bank                               1,070            1,070
Highland Heights, GO, BAN, 2.00%,
  10/6/05                                            1,400            1,401
Hilliard, IDR, National Sign, 2.50%*,
  12/1/19, LOC Bank One N.A. AMT                     2,580            2,580
Huron County, IDR, American Baler
  Project, 2.50%*, 4/1/11, LOC Bank One
  Indianapolis AMT                                     950              950
Lakewood City School District, GO,
  BAN, 2.00%, 9/14/05                                6,000            6,002
Leipsic, IDR, Patrick Products, Inc.
  Project, 2.50%*, 6/1/11, LOC Bank One
  N.A. AMT                                           3,420            3,420
Licking County, Health Care Facilities
  Revenue, 2.34%*, 11/1/33, LOC Bank of
  Scotland                                           5,000            5,000
Lima, Hospital Revenue, Lima
  Memorial Hospital Project, 2.45%*,
  6/1/33, LOC Bank One N.A.                          2,500            2,500
Lorain County, IDR, Malt Properties
  Ltd. Project, 2.50%*, 4/1/34, LOC Bank
  One N.A. AMT                                       5,500            5,500
Lucas County Health Care Facilities
  Revenue, Sunset Retire, Series B, 2.36%*,
  8/15/30, LOC Fifth Third Bank                        660              660
Lucas County, GO, BAN, 2.50%, 10/13/05               2,380            2,383
Lucas County, IDR, American Capital
  Properties, 2.45%*, 10/1/18, LOC National
  City Bank AMT                                      3,405            3,405
Lucas County, IDR, Lott Industries, Inc.
  Project, 2.40%*, 8/1/21, LOC National
  City Bank                                          3,910            3,910
Mahoning County, EDR, Family
  YMCA, St. Elizabeth, 2.40%*, 5/1/21,
  LOC National City Bank                             3,800            3,800
Marion County, Hospital Revenue,
  Pooled Leasing Program, 2.36%*, 8/1/20,
  LOC Bank One N.A.                                    480              480
Marysville, GO, 3.75%, 8/25/05                       2,125            2,126
Mason Tax Increment Financing
  Revenue, Tylersville Crossing Project,
  2.36%*, 12/1/23, LOC U.S. Bank NA                  1,030            1,030
Massillon, IDR, ARE, Inc. Project,
  2.50%*, 12/1/07, LOC Bank One N.A. AMT               700              700

Miami County, GO, BAN, 3.35%, 11/30/05               1,755            1,759
Miami East Local School District, GO,
  BAN, 3.75%, 6/8/06                                 2,000            2,011
Mogadore Local School District, GO,
  BAN, 3.00%, 10/27/05                              10,150           10,164
Monroe County, Income Tax Corridor
  75, 2.41%*, 12/1/18, LOC Bank of
  Montreal & Provident Bank                          2,000            2,000
Montgomery County, EDR, Benjamin
  & Marian Project, Series A, 2.40%*,
  4/1/11, LOC National City Bank                     3,300            3,300
Montgomery County, Health Care
  Facilities Revenue, Kettering Affiliated
  Project, 2.45%*, 5/1/22, LOC Bank One N.A.         2,500            2,500
Montgomery County, IDR, Citywide
  Development Corp. Project, 2.50%*,
  12/1/13, LOC Bank One Dayton N.A. AMT              1,670            1,670
Montgomery County, IDR, Town
  Centers Ltd. Partner Project, 3.05%*,
  11/15/16, LOC National City Bank                   1,845            1,845
Muskingham Watershed Conservancy
  District, 2.35%*, 5/1/23,
  LOC Fifth Third Bank                               1,000            1,000
North Baltimore Local School District,
  GO, BAN, 3.00%, 12/15/05                           2,485            2,490
North Olmstead Fire Station, BAN,
  3.23%, 5/3/06                                      1,650            1,655
Parma, IDR, FDC Realty Project,
  2.38%*, 12/1/19, LOC Bank One N.A. AMT             2,220            2,220
Perrysburg, GO, BAN, 2.20%, 8/11/05                  1,955            1,955
Perrysburg, GO, BAN, 2.35%, 11/10/05                 5,100            5,106
Perrysburg, GO, BAN, 2.35%, 11/10/05                 8,072            8,081
Pickerington, GO, BAN, 3.00%, 3/9/06                 1,000            1,001
Portage County, Health Care Facilities
  Revenue, Coleman Professional Services,
  2.55%*, 12/1/22, LOC Bank One N.A.                 4,135            4,135
Reading, IDR, General Tool Co.
  Project, 2.46%*, 3/1/08, LOC Bank of
  Montreal & Provident Bank AMT                      1,715            1,715
Rickenbacker Port Authority Revenue,
  2.45%*, 12/1/10, LOC Bank One N.A.                 1,600            1,600
Salem, Hospital Revenue, Community
  Hospital Project, 2.45%*, 11/1/30,
  LOC PNC Bank N.A.                                  1,800            1,800
Seneca County, Hospital Facilities
  Revenue, St. Francis Home, Inc. Project,
  2.36%*, 12/15/13, LOC National City Bank           1,300            1,300
Sharonville, IDR, Edgecomb Metals Co.
  Project, 2.35%*, 11/1/09,
  LOC Wells Fargo Bank N.A.                            900              900
Solon, IDR, JTM Products, Inc. Project,
  2.45%*, 6/1/21, LOC National City Bank AMT         3,085            3,085
Springdale, GO, BAN, 1.87%, 10/13/05                 1,500            1,500
Stark County, IDR, Polymer Packaging
  Project, 2.55%*, 7/1/21, LOC National
  City Bank AMT                                        810              810
State Air Quality Development
  Authority Revenue, AK Steel, Series A,
  2.42%*, 6/1/24, LOC ABN AMRO Bank AMT              9,000            9,000
State Air Quality Development
  Authority Revenue, Pollution Control,
  Ohio Edison Co., Series C, 2.37%*,
  9/1/18, LOC Wachovia Bank N.A. AMT                 7,835            7,835
State Air Quality Development
  Authority Revenue, Pollution Control,
  Ohio Edison Co., Series C, 2.33%*,
  6/1/23, LOC Wachovia Bank N.A.                       500              500
State Air Quality Development
  Authority Revenue, Pollution Control,
  PA Power Co., 2.35%*, 6/1/27, LOC
  Bank One N.A. AMT                                  3,050            3,050
State EDR, YMCA Greater Cincinnati
  Project, 2.35%*, 11/1/21,
  LOC Bank One N.A.                                  3,395            3,395
State Higher Educational Facility
  Commission Revenue, Malone College,
  2.40%*, 4/1/09, LOC National City Bank             6,000            6,000
State Higher Educational Facility
  Commission Revenue, Pooled Financing,
  2.40%*, 12/1/16, LOC Fifth Third Bank              1,260            1,260
State Higher Educational Facility
  Commission Revenue, Wilmington
  College, 2.45%*, 10/1/11,
  LOC Fifth Third Bank                               1,710            1,710
State Housing Finance Agency Revenue,
  Residential Mortgage, 2.40%*, 9/1/35,
  SPA FHLB AMT                                       2,200            2,200

State Housing Finance Agency,
  Mortgage Revenue,  Residential
  Mortgage, Series B2, 2.38%*, 9/1/35,
  FHA, SPA FHLB                                      7,250            7,250
State Housing Finance Agency,
  Multifamily Revenue, Chambrel at
  Montrose, Series F, 2.34%*, 11/15/32, FNMA        11,451           11,451
State Solid Waste Revenue, BP
  Exploration & Oil Project,
  2.40%*, 2/1/33, AMT                                9,225            9,225
State Solid Waste Revenue, BP
  Exploration & Oil Project,
  2.40%*, 8/1/34,
  LOC BP/Amoco AMT                                   4,995            4,995
State Solid Waste Revenue, BP
  Exploration & Oil Project,
  2.40%*, 8/1/34, AMT                                1,930            1,930
State Solid Waste Revenue, BP
  Exploration & Oil Project,
  2.40%*, 8/1/34, AMT                                7,200            7,200
State Solid Waste Revenue, BP
  Products North America, 2.40%*, 8/1/34,
  LOC BP/Amoco AMT                                   1,130            1,130
State University, General Receipts,
  2.35%*, 12/1/26, FSA, SPA Dexia Bank               3,100            3,100
State Water Development Authority
  Revenue, PA Power Co. Project, 2.35%*,
  6/1/27, LOC Bank One N.A. AMT                      5,800            5,800
State Water Development Authority
  Revenue, Pollution Control Facilities,
  Cleveland Electric Illuminating Co.,
  Series B, 2.35%*, 8/1/20, LOC Barclays
  Bank New York                                     14,850           14,850
State Water Development Authority
  Revenue, Pollution Control Facilities,
  Ohio Edison Co. Project, Series B,
  2.41%*, 9/1/18, LOC Wachovia Bank N.A. AMT         3,000            3,000
Summit County Revenue, Neighborhood
  Development Corp., 2.45%*, 6/1/24,
  LOC National City Bank                             1,000            1,000
Summit County, IDR, Arlington Plaza
  Project, 2.50%*, 9/1/15, LOC U.S. Bancorp          1,650            1,650
Summit County, IDR, Atlas Steel
  Project, 2.45%*, 6/1/10, LOC National
  City Bank AMT                                      1,975            1,975
Summit County, IDR, Delco Corp.
  Project, 2.55%*, 6/1/16, LOC National
  City Bank AMT                                        550              550
Summit County, IDR, Fiocca, Inc.
  Project, 2.46%*, 6/1/16, LOC Fifth Third
  Bank AMT                                           1,555            1,555
Summit County, IDR, GO-JO
  Industries, Inc. Project, 2.45%*, 9/1/05,
  LOC Bank One N.A.                                    255              255
Summit County, IDR, Summit Plastic
  Co. Project, 2.50%*, 6/1/10, LOC
  National City Bank AMT                             1,210            1,210
Summit County, IDR, VMS
  Development Project, 2.45%*, 7/1/18,
  LOC National City Bank AMT                         2,230            2,230
Toledo-Lucas County, 2.39%*, 12/1/06,
  LOC Wachovia Bank N.A.                             2,800            2,800
Toledo-Lucas County Port Authority,
  EDR, St. Francis DeSales High School,
  2.35%*, 8/1/25, LOC Fifth Third Bank               6,000            6,000
Toledo-Lucas County Port Authority,
  Series C, 2.34%*, 5/15/38, LOC Sovereign
  Bank & Bank of Nova Scotia                         3,450            3,450
Trumbull County, IDR, 2.50%*,
  10/1/19, LOC Bank One Columbus N.A. AMT            2,645            2,645
Upper Arlington City School District,
  GO, 2.47%, 11/3/05                                 1,230            1,232
Upper Valley Joint Vocational School
  District, GO, BAN, 2.62%, 11/29/05                 2,050            2,052
Van Wert County, IDR, Kennedy
  Manufacturing Co., 2.50%*, 11/1/17,
  LOC Bank One N.A. AMT                                900              900
Warren County, EDR, Ralph J. Stolle
  Countryside, 2.35%*, 8/1/20,
  LOC Fifth Third Bank                                 900              900
Warren County, IDR, Lindsey Steel
  Processing, 2.46%*, 8/1/07, LOC U.S.
  Bank N.A. AMT                                      1,305            1,305
Warren County, IDR, Pac Manufacturing
  Project, 2.40%*, 12/1/25, LOC US Bank AMT          1,470            1,470

Washington County, Hospital Revenue,
  Marietta Area Health, 2.35%*, 12/1/26,
  LOC Fifth Third Bank                               4,475            4,475
Wayne County, Health Care Facilities
  Revenue, West View Manor Project,
  2.38%*, 9/1/21, LOC Fifth Third Bank               4,170            4,170
Wayne County, IDR, 2.50%*, 6/1/08,
  LOC Bank One N.A. AMT                                545              545
Westlake, IDR, Logan Westlake Project,
  2.46%*, 6/1/16, LOC Fifth Third Bank AMT           1,135            1,135
Williams County, IDR, Letts Industries,
  Inc. Project, 2.58%*, 11/1/08, LOC PNC
  Bank N.A. AMT                                        930              930
Wood County, IDR, Jerl Machine
  Project, 2.42%*, 9/1/16, LOC Fifth Third
  Bank AMT                                             875              875
Woodlawn, EDR, Goodwill Industrial
  Project, 2.36%*, 10/1/20,
  LOC U.S. Bank N.A.                                 5,455            5,455
Woodlawn, EDR, Goodwill Industrial
  Project, 2.36%*, 11/1/20,
  LOC U.S. Bank N.A.                                 3,000            3,000
Woodlawn, IDR, Southland Properties
  LLC Project, 2.46%*, 6/1/08, LOC The
  Provident Bank and Bank of Montreal AMT              720              720

                                                                    529,303

Total Municipal Bonds (Amortized Cost $534,503)                     534,503

Total Investments (Amortized Cost $534,503) (a)   -   100.1%        534,503

Liabilities in excess of other assets   -   (0.1)%                     (405)

NET ASSETS   -   100.0%                                            $534,098

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Value Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                      or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (1.2%)

HSBC Finance Corp., 3.32%, 8/1/05                 $  2,625         $  2,625

Total Commercial Paper (Cost $2,625)                                  2,625


Common Stocks  (99.7%)

Banks  (7.5%)
Bank of New York Co., Inc. (c)                     170,100            5,235
J.P. Morgan Chase & Co.                            147,000            5,166
Wachovia Corp.                                      34,000            1,713
Wells Fargo Co.                                     70,000            4,294

                                                                     16,408

Biotechnology  (2.2%)
Genzyme Corp. (b) (j)                               64,000            4,762

Computers & Peripherals  (6.8%)
Cisco Systems, Inc. (b)                            375,000            7,181
EMC Corp. (b) (j)                                  575,000            7,872

                                                                     15,053

Electronics  (2.9%)
General Electric Co.                               187,600            6,472

Financial Services  (4.0%)
Citigroup, Inc.                                     97,000            4,220
Goldman Sachs Group, Inc.                           43,500            4,675

                                                                      8,895

Insurance  (3.0%)
American International Group, Inc. (j)              72,500            4,364
Marsh & McLennan Cos., Inc.                         77,000            2,231

                                                                      6,595

Media  (2.4%)
News Corp., Class A                                223,000            3,652
Viacom, Inc., Class B                               50,000            1,675

                                                                      5,327

Medical Supplies  (2.6%)
Guidant Corp.                                       81,929            5,637

Oil & Gas Exploration,
  Production & Services  (13.5%)
GlobalSantaFe Corp. (c) (j)                        191,000            8,593
Noble Corp. (c) (j)                                 50,000            3,359
Transocean, Inc. (b) (c) (j)                       220,000           12,416
Unocal Corp.                                        84,000            5,447

                                                                     29,815

Oil - Integrated Companies  (9.3%)
BP PLC, ADR (j)                                    157,000           10,343
Exxon Mobil Corp.                                  171,000           10,046

                                                                     20,389

Oilfield Services & Equipment  (3.1%)
BJ Services Co. (c)                                112,000            6,831

Pharmaceuticals  (7.6%)
IVAX Corp. (b) (c)                                 258,000            6,573
Pfizer, Inc.                                       214,000            5,671
Wyeth                                               98,000            4,484

                                                                     16,728

Railroads  (5.6%)
Burlington Northern/Santa Fe, Inc.                 127,000            6,890
Norfolk Southern Corp.                             143,000            5,321

                                                                     12,211

Retail  (3.3%)
Dollar General Corp.                               353,500            7,183

Retail - Apparel/Shoe  (3.2%)
Gap, Inc.                                          334,000            7,051

Retail - Drug Stores  (2.7%)
CVS Corp.                                          192,000            5,958

Retail - Specialty Stores  (4.9%)
Home Depot, Inc.                                   120,000            5,221
Radioshack Corp. (c)                               232,000            5,445

                                                                     10,666

Software & Computer Services  (5.2%)
Automatic Data Processing, Inc.                     53,000            2,354
Microsoft Corp.                                    352,000            9,014

                                                                     11,368

Telecommunications  (2.5%)
Citizens Communications Co. (c)                    418,000            5,493

Utilities - Telecommunications  (7.4%)
BellSouth Corp.                                    170,500            4,706
SBC Communications, Inc. (c)                       185,000            4,523
Verizon Communications, Inc.                       207,000            7,086

                                                                     16,315

Total Common Stocks (Cost $174,749)                                 219,157


Short-Term Securities Held as Collateral
  for Securities Lending (18.3%)
Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                              40,233           40,233

Total Short-Term Securities Held
  as Collateral for Securities Lending                               40,233

Total Investments (Cost $217,607) (a)   -   119.2%                  262,015

Liabilities in excess of other assets   -   (19.2)%                 (42,233)

NET ASSETS   -   100.0%                                            $219,782

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Diversified Stock Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                      or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (3.0%)

HSBC Finance Corp., 3.32%, 8/1/05               $   88,129       $   88,129

Total Commercial Paper (Cost $88,129)                                88,129


Common Stocks  (97.0%)

Aerospace/Defense  (1.4%)
Honeywell International, Inc.                    1,001,000           39,319

Airlines  (1.2%)
JetBlue Airways Corp. (b) (c)                    1,638,000           34,398

Apparel/Footwear  (1.5%)
Nike, Inc., Class B (c)                            506,000           42,403

Banks  (1.6%)
Bank of America Corp.                              715,000           31,174
PNC Financial Services Group, Inc.                 296,000           16,227

                                                                     47,401

Beverages  (1.9%)
Coca-Cola Co.                                    1,276,000           55,838

Biotechnology  (4.0%)
Amgen, Inc. (b)                                  1,438,700          114,736

Chemicals - General  (1.8%)
E.I. Du Pont de Nemours                          1,250,600           53,376

Computers & Peripherals  (8.8%)
Cisco Systems, Inc. (b)                          4,183,000           80,104
EMC Corp. (b)                                    3,056,900           41,849
International Business Machines Corp.            1,642,000          137,041

                                                                    258,994

Consumer Products  (3.0%)
Procter & Gamble Co. (c)                         1,564,000           87,005

Cosmetics & Toiletries  (2.0%)
Avon Products, Inc.                              1,816,000           59,401

Electronics  (3.9%)
General Electric Co.                             1,937,000           66,826
Koninklijke Philips Electronics N.V.             1,738,000           47,135

                                                                    113,961

Financial Services  (2.7%)
Morgan Stanley                                   1,470,000           77,984

Food Processing & Packaging  (1.4%)
Archer Daniels Midland Co.                       1,745,000           40,030

Health Care  (4.6%)
McKesson Corp.                                   1,679,000           75,555
Medtronic, Inc.                                  1,091,400           58,870

                                                                    134,425

Hotels & Motels  (1.6%)
Starwood Hotels & Resorts Worldwide, Inc.          712,000           45,084


Insurance  (4.8%)
American International Group, Inc.               1,172,609           70,591
Genworth Financial, Inc.                           598,600           18,772
St. Paul Cos., Inc.                              1,157,000           50,931

                                                                    140,294

Internet Service Provider  (2.8%)
Yahoo, Inc. (b)                                  2,418,000           80,616

Manufacturing - Miscellaneous  (1.9%)
3M Co. (c)                                         728,000           54,600

Media  (2.3%)
Viacom, Inc., Class B                            2,017,000           67,549

Medical Supplies  (1.8%)
Baxter International, Inc.                       1,301,000           51,090

Oil & Gas Exploration,
  Production & Services  (6.0%)
Anadarko Petroleum Corp. (c)                       167,950           14,838
Canadian Natural Resources Ltd.                  1,507,600           62,686
Transocean, Inc. (b) (c)                         1,153,059           65,068
Unocal Corp.                                       473,000           30,674

                                                                    173,266

Oil Company - Integrated  (1.5%)
Amerada Hess Corp. (c)                             361,300           42,583

Oilfield Services & Equipment  (3.2%)
Halliburton Co. (c)                              1,002,000           56,162
Schlumberger Ltd. (c)                              432,000           36,176

                                                                     92,338

Pharmaceuticals  (6.2%)
Bristol-Myers Squibb Co. (c)                     2,063,200           51,539
Johnson & Johnson                                  421,600           26,966
Pfizer, Inc.                                     3,793,258          100,521

                                                                    179,026

Pipelines  (0.6%)
El Paso Corp. (c)                                1,406,000           16,872

Radio & Television  (2.1%)
Comcast Corp., Class A Special Shares (b) (c)    1,960,288           60,240


Railroads  (0.6%)
Union Pacific Corp.                                240,000           16,874

Real Estate Investment Trusts  (2.0%)
Equity Office Properties Trust (c)               1,665,225           59,032

Retail  (0.8%)
Wal-Mart Stores, Inc.                              485,000           23,935

Retail - Apparel/Shoe  (1.1%)
Limited Brands, Inc.                             1,295,000           31,572

Retail - Specialty Stores  (1.4%)
Tiffany & Co. (c)                                1,231,000           41,891

Semiconductors  (4.8%)
Applied Materials, Inc. (c)                      3,462,000           63,909
Freescale Semiconductor, Inc., Class B (b)       1,864,000           47,998
Texas Instruments, Inc. (c)                        844,000           26,805

                                                                    138,712

Software & Computer Services  (7.0%)
Microsoft Corp.                                  5,133,700          131,474
Oracle Corp. (b)                                 5,294,000           71,893

                                                                    203,367

Telecommunications - Equipment  (2.3%)
Motorola, Inc.                                   3,180,000           67,352

Utilities - Telecommunications  (2.4%)
Sprint Group (c)                                 2,543,000           68,407

Total Common Stocks (Cost $2,507,288)                             2,813,971

Short-Term Securities Held as Collateral
  for Securities Lending (19.1%)
Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                             555,543          555,543

Total Short-Term Securities Held
  as Collateral for Securities Lending                              555,543

Total Investments (Cost $3,150,960) (a)   -   119.1%              3,457,643

Liabilities in excess of other assets   -   (19.1)%                (555,063)

NET ASSETS   -   100.0%                                          $2,902,580

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Stock Index Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                 Principal
                                                   Amount            Value

Commercial Paper  (2.7%)

HSBC Finance Corp., 3.32%, 8/1/05                  $ 2,510          $ 2,510

Total Commercial Paper (Cost $2,510)                                  2,510


Common Stocks  (95.9%)

Advertising  (0.2%)
Interpublic Group of Cos., Inc. (b)                  3,331               42
Omnicom Group, Inc.                                  1,444              122

                                                                        164

Aerospace/Defense  (2.0%)
B.F. Goodrich Co.                                      949               42
Boeing Co.                                           6,509              430
General Dynamics Corp.                               1,578              182
Honeywell International, Inc.                        6,719              264
Lockheed Martin Corp.                                3,497              218
Northrop Grumman Corp.                               2,828              157
Raytheon Co., Class B                                3,562              140
Rockwell Collins, Inc.                               1,403               68
United Technologies Corp.                            8,063              409

                                                                      1,910

Airlines  (0.1%)
Delta Air Lines, Inc. (b)                            1,131                3
Southwest Airlines Co.                               6,181               88

                                                                         91

Aluminum  (0.2%)
Alcoa, Inc.                                          6,869              193

Apparel  (0.2%)
Coach, Inc. (b)                                      2,970              104
Jones Apparel Group, Inc.                              950               29
Liz Claiborne, Inc.                                    855               36
VF Corp.                                               885               52

                                                                        221

Apparel/Footwear  (0.2%)
Nike, Inc., Class B                                  2,068              173
Reebok International Ltd.                              470               20

                                                                        193

Automotive  (0.5%)
AutoNation, Inc. (b)                                 2,069               45
Ford Motor Co.                                      14,496              156
General Motors Corp.                                 4,454              163
Navistar International Corp. (b)                       552               19
PACCAR, Inc.                                         1,369               99

                                                                        482

Automotive Parts  (0.2%)
Dana Corp.                                           1,183               19
Delphi Corp.                                         4,420               23
Eaton Corp.                                          1,297               85
Genuine Parts Co.                                    1,374               63
Visteon Corp.                                        1,014                9

                                                                        199

Banks  (7.0%)
AmSouth Bankcorp                                     2,780               78
Bank of America Corp.                               31,676            1,380
Bank of New York Co., Inc.                           6,131              189
BB & T Corp.                                         4,303              180
Comerica, Inc.                                       1,330               81
Compass Bancshares, Inc.                               976               47

Fifth Third Bancorp                                  4,372              188
First Horizon National Corp.                           978               40
Huntington Bancshares, Inc.                          1,830               46
J.P. Morgan Chase & Co.                             27,715              974
KeyCorp (e)                                          3,211              110
M&T Bank Corp.                                         895               97
Marshall & Ilsley Corp.                              1,803               83
Mellon Financial Corp.                               3,333              102
National City Corp.                                  5,033              186
North Fork Bancorporation, Inc.                      3,762              103
Northern Trust Corp.                                 1,722               87
PNC Financial Services Group, Inc.                   2,233              122
Regions Financial Corp.                              3,654              123
State Street Corp.                                   2,607              130
SunTrust Banks, Inc.                                 2,847              207
Synovus Financial Corp.                              2,450               72
U.S. Bancorp                                        14,436              434
Wachovia Corp.                                      12,417              626
Wells Fargo Co.                                     13,290              815
Zions Bancorporation                                   706               50

                                                                      6,550

Beverages  (2.2%)
Anheuser-Busch Cos., Inc.                            6,115              271
Brown-Forman Corp., Class B                            959               56
Coca Cola Enterprises, Inc.                          3,705               87
Coca-Cola Co.                                       18,965              831
Constellation Brands, Inc., Class A (b)              1,570               43
Molson Coors Brewing Co.                               672               42
Pepsi Bottling Group, Inc.                           1,929               56
PepsiCo, Inc.                                       13,190              719

                                                                      2,105

Biotechnology  (1.4%)
Amgen, Inc. (b)                                      9,747              777
Biogen, Inc. (b)                                     2,714              107
Chiron Corp. (b)                                     1,477               54
Genzyme Corp. (b)                                    1,987              148
Gilead Sciences, Inc. (b)                            3,559              159
MedImmune, Inc. (b)                                  1,952               55

                                                                      1,300

Brokerage Services  (0.9%)
Charles Schwab Corp.                                10,316              141
Lehman Brothers Holdings, Inc.                       2,179              229
Merrill Lynch & Co., Inc.                            7,446              438

                                                                        808

Building - Residential & Commercial  (0.2%)
Centex Corp.                                         1,008               75
D.R. Horton, Inc.                                    2,180               89
KB Home                                                754               62

                                                                        226

Building Materials  (0.3%)
American Standard Cos., Inc.                         1,675               74
Masco Corp.                                          3,416              116
Vulcan Materials Co.                                   804               56

                                                                        246

Casino Services  (0.2%)
Harrah's Entertainment, Inc.                         1,431              113
International Game Technology                        2,708               74

                                                                        187

Chemicals  (0.2%)
Monsanto Co.                                         2,112              142

Chemicals - General  (1.3%)
Air Products & Chemicals, Inc.                       1,806              108
Ashland, Inc.                                          574               35
Dow Chemical Co.                                     7,571              364
E.I. Du Pont de Nemours                              7,846              335
Eastman Chemical Co.                                   633               35
Englehard Corp.                                        950               27
Hercules, Inc. (b)                                     890               12
PPG Industries, Inc.                                 1,352               88
Praxair, Inc.                                        2,548              126
Rohm & Haas Co.                                      1,767               81
Sigma-Aldrich Corp.                                    542               35

                                                                      1,246

Commercial Services  (0.6%)
Cendant Corp.                                        8,283              177
Cintas Corp.                                         1,355               60
Convergys Corp. (b)                                  1,120               16
Ecolab, Inc.                                         2,012               68
Moody's Corp.                                        2,365              112
Paychex, Inc.                                        2,981              104

                                                                        537

Computers & Peripherals  (4.7%)
Apple Computer, Inc. (b)                             6,490              277
Cisco Systems, Inc. (b)                             50,336              964
Computer Sciences Corp. (b)                          1,450               66
Dell Computer Corp. (b)                             19,070              772
Electronic Data Systems Corp.                        4,087               84
EMC Corp. (b)                                       18,925              259
Gateway, Inc. (b)                                    2,924               12
Hewlett-Packard Co.                                 22,734              560
International Business Machines Corp.               12,707            1,060
Lexmark International Group, Inc. (b)                  997               63
NCR Corp. (b)                                        1,471               51
Network Appliance, Inc. (b)                          2,884               74
Sun Microsystems, Inc. (b)                          26,828              103
Symbol Technologies, Inc.                            1,912               22
Unisys Corp. (b)                                     2,669               17

                                                                      4,384

Consumer Products  (1.6%)
Clorox Co.                                           1,214               68
Colgate-Palmolive Co.                                4,121              218
Fortune Brands, Inc.                                 1,146              108
Newell Rubbermaid, Inc.                              2,168               54
Procter & Gamble Co.                                19,491            1,085

                                                                      1,533

Containers & Packaging  (0.1%)
Ball Corp.                                             868               33
Bemis, Inc.                                            844               23
Pactiv Corp. (b)                                     1,175               26
Sealed Air Corp. (b)                                   659               35

                                                                        117

Cosmetics & Toiletries  (0.9%)
Alberto Culver Co.                                     724               33
Avon Products, Inc.                                  3,718              122
Gillette Co.                                         7,858              421
International Flavor & Fragance, Inc.                  741               28
Kimberly-Clark Corp.                                 3,768              240

                                                                        844

Cruise Lines  (0.3%)
Carnival Corp.                                       5,001              262

Distribution/Wholesale  (0.2%)
Costco Wholesale Corp.                               3,762              173

E-Commerce & Services  (0.0%)
Monster Worldwide, Inc. (b)                            952               29

Electrical Equipment  (0.3%)
Emerson Electric Co.                                 3,282              216
W.W. Grainger, Inc.                                    714               44

                                                                        260

Electronics  (3.6%)
American Power Conversion Corp.                      1,519               43
General Electric Co.                                83,538            2,883
JDS Uniphase Corp. (b)                              11,406               17
Johnson Controls, Inc.                               1,513               87
L-3 Communications Holdings, Inc.                      935               73
Millipore Corp. (b)                                    393               24
Molex, Inc.                                          1,487               42
Parker-Hannifin Corp.                                  947               62
PerkinElmer, Inc.                                    1,021               21
Sanmina Corp. (b)                                    4,140               20
Solectron Corp. (b)                                  7,658               29
Tektronix, Inc.                                        697               17
Thermo Electron Corp. (b)                            1,270               38

                                                                      3,356

Engineering  (0.0%)
Fluor Corp.                                            682               44

Entertainment  (0.4%)
Walt Disney Co.                                     16,078              412

Environmental Control  (0.2%)
Allied Waste Industries, Inc. (b)                    2,602               22
Waste Management, Inc.                               4,474              126

                                                                        148

Financial & Insurance  (0.1%)
AMBAC Financial Group, Inc.                            853               61
MBIA, Inc.                                           1,067               65

                                                                        126

Financial Services  (5.8%)
American Express Co.                                 9,813              540
Bear Stearns Cos., Inc.                                895               91
Capital One Financial Corp.                          1,986              164
CIT Group, Inc.                                      1,658               73
Citigroup, Inc.                                     40,975            1,782
Countrywide Credit Industries, Inc.                  4,629              167
E*TRADE Financial Corp. (b)                          2,902               45
Equifax, Inc.                                        1,022               37
Fannie Mae                                           7,624              426
Federal Home Loan Mortgage Corp.                     5,440              344
Federated Investors, Inc., Class B                     840               27
Franklin Resources, Inc.                             1,976              160
Goldman Sachs Group, Inc.                            3,742              402
H&R Block, Inc.                                      1,302               74
Janus Capital Group, Inc.                            1,787               27
MBNA Corp.                                           9,985              251
Morgan Stanley                                       8,630              458
Providian Financial Corp. (b)                        2,318               44
SLM Corp.                                            3,304              170
T.  Rowe Price Group, Inc.                           1,026               68

                                                                      5,350

Food Distributors, Supermarkets
  & Wholesalers  (0.5%)
Albertsons, Inc.                                     2,901               62
Kroger Co. (b)                                       5,740              114
Safeway, Inc.                                        3,530               86
SUPERVALU, Inc.                                      1,072               38
Sysco Corp.                                          4,986              179

                                                                        479

Food Processing & Packaging  (1.2%)
Archer Daniels Midland Co.                           5,172              119
Campbell Soup Co.                                    3,237              100
ConAgra, Inc.                                        4,079               93
General Mills, Inc.                                  2,912              138
H.J. Heinz Co.                                       2,757              101
Hershey Foods Corp.                                  1,924              123
Kellogg Co.                                          3,240              146
McCormick & Co., Inc.                                1,065               37
Sara Lee Corp.                                       6,201              124
Wm. Wrigley Jr. Co.                                  1,773              126

                                                                      1,107

Forest Products - Lumber & Paper  (0.5%)
Georgia Pacific Corp.                                2,049               70
International Paper Co.                              3,863              122
Louisiana Pacific Corp.                                873               23
MeadWestvaco Corp.                                   1,468               43
Temple-Inland, Inc.                                    981               39
Weyerhaeuser Co.                                     1,929              133

                                                                        430

Health Care  (1.3%)
HCA, Inc.                                            3,475              171
Health Management Associates, Inc.,
  Class A                                            1,942               46
Humana, Inc. (b)                                     1,275               51
Manor Care, Inc.                                       680               26
McKesson Corp.                                       2,325              105
Medtronic, Inc.                                      9,527              514
WellPoint, Inc. (b)                                  4,825              341

                                                                      1,254

Heavy Machinery  (0.6%)
Caterpillar, Inc.                                    5,382              290
Deere & Co.                                          1,942              143
Ingersoll-Rand Co.                                   1,328              104

                                                                        537

Homebuilders  (0.1%)
Pulte Homes, Inc.                                    1,016               95

Hospitals  (0.0%)
Tenet Healthcare Corp. (b)                           3,691               45

Hotels & Motels  (0.3%)
Hilton Hotels Corp.                                  3,008               74
Marriott International, Inc., Class A                1,757              121
Starwood Hotels & Resorts Worldwide, Inc.            1,702              108

                                                                        303

Household Goods - Appliances,
  Furnishings & Electronics  (0.1%)
Leggett & Platt, Inc.                                1,494               38
Maytag Corp.                                           628               11
Whirlpool Corp.                                        527               42

                                                                         91

Instruments - Scientific  (0.1%)
Applied Biosystems Group                             1,554               32
Fisher Scientific International, Inc. (b)              946               64
Waters Corp. (b)                                       925               42

                                                                        138

Insurance  (4.5%)
ACE Ltd.                                             2,264              105
Aetna, Inc.                                          2,288              177
Aflac, Inc.                                          3,952              178
Allstate Corp.                                       5,263              322
American International Group, Inc.                  20,439            1,230
AON Corp.                                            2,503               64
Chubb Corp.                                          1,539              137
CIGNA Corp.                                          1,031              110
Cincinnati Financial Corp.                           1,382               57
Hartford Financial Services Group, Inc.              2,336              188
Jefferson-Pilot Corp.                                1,071               54
Lincoln National Corp.                               1,368               66
Loews Corp.                                          1,462              122
Marsh & McLennan Cos., Inc.                          4,197              122
MetLife, Inc.                                        5,776              284
MGIC Investment Corp.                                  743               51
Principal Financial Group                            2,314              102
Progressive Corp.                                    1,566              156
Prudential Financial, Inc.                           4,112              275
Safeco Corp.                                         1,004               55
St. Paul Cos., Inc.                                  5,307              234
Torchmark Corp.                                        820               43
UnumProvident Corp.                                  2,346               45
XL Capital Ltd.                                      1,104               79

                                                                      4,256

Internet Business Services  (0.7%)
eBay, Inc. (b)                                      10,632              444
Symantec Corp. (b)                                   9,388              206

                                                                        650

Internet Service Provider  (0.4%)
Yahoo, Inc. (b)                                     10,999              367

Leisure & Recreation Products  (0.0%)
Brunswick Corp.                                        764               36

Machine - Diversified  (0.2%)
Cummins Engine, Inc.                                   365               31
Dover Corp.                                          1,605               66
Rockwell International Corp.                         1,449               75

                                                                        172

Manufacturing - Capital Goods  (0.3%)
Cooper Industries Ltd.                                 731               47
Illinois Tool Works, Inc.                            2,287              196

Manufacturing - Miscellaneous  (1.6%)
3M Co.                                               6,062              455
Corning, Inc. (b)                                   11,415              217
Danaher Corp.                                        2,435              135
ITT Industries, Inc.                                   727               77
Pall Corp.                                             980               30
Textron, Inc.                                        1,063               79
Tyco International Ltd.                             15,907              485

                                                                      1,478

Media  (1.6%)
News Corp., Class A                                 25,963              425
Time Warner, Inc. (b)                               36,907              629
Univision Communications, Inc. (b)                   2,544               72
Viacom, Inc., Class B                               12,699              425

                                                                      1,551

Medical Services  (1.0%)
Caremark Rx, Inc. (b)                                3,573              159
Express Scripts, Inc. (b)                            1,168               61
Laboratory  Corp. of America Holdings (b)            1,060               54
Medco Health Solutions, Inc. (b)                     2,183              106
Quest Diagnostics, Inc.                              1,594               82
UnitedHealth Group, Inc.                             9,973              521

                                                                        983

Medical Supplies  (1.4%)
Bausch & Lomb, Inc.                                    422               36
Baxter International, Inc.                           4,889              192
Becton Dickinson & Co.                               1,989              110
Biomet, Inc.                                         1,984               76
Boston Scientific Corp. (b)                          6,562              190
C.R. Bard, Inc.                                        828               55
Guidant Corp.                                        2,560              176
St. Jude Medical, Inc. (b)                           2,854              135
Stryker Corp.                                        3,175              172
Zimmer Holdings, Inc. (b)                            1,945              160

                                                                      1,302

Medical - Information Systems  (0.1%)
IMS Health, Inc.                                     1,785               49

Mining  (0.1%)
Newmont Mining Corp.                                 3,512              132

Motorcycles  (0.1%)
Harley-Davidson, Inc.                                2,242              119

Newspapers  (0.3%)
Gannett Co., Inc.                                    1,956              143
Knight-Ridder, Inc.                                    586               37
New York Times Co., Class A                          1,146               36
Tribune Co.                                          2,497               91

                                                                        307

Office Equipment & Supplies  (0.5%)
Avery Dennison Corp.                                   870               49
Office Depot, Inc. (b)                               2,488               71
OfficeMax, Inc.                                        556               17
Pitney Bowes, Inc.                                   1,812               81
Staples, Inc.                                        5,802              131
Xerox Corp. (b)                                      7,547              100

                                                                        449

Oil & Gas Exploration,
  Production & Services  (1.6%)
Anadarko Petroleum Corp.                             1,857              164
Apache Corp.                                         2,585              177
Burlington Resource, Inc.                            3,036              195
Devon Energy Corp.                                   3,731              208
EOG Resources, Inc.                                  1,884              115
Kerr-McGee Corp.                                       918               74
Nabors Industries Ltd. (b)                           1,246               82
Noble Corp.                                          1,070               72
Rowan Cos., Inc.                                       853               29
Transocean, Inc. (b)                                 2,569              145
Unocal Corp.                                         2,141              139
XTO Energy, Inc.                                     2,843              100

                                                                      1,500

Oil Marketing & Refining  (0.2%)
Sunoco, Inc.                                           542               68
Valero Energy Corp.                                  2,022              168

                                                                        236

Oil - Integrated Companies  (5.5%)
Amerada Hess Corp.                                     727               86
ChevronTexaco Corp.                                 16,527              959
ConocoPhillips                                      10,966              686
Exxon Mobil Corp.                                   50,140            2,946
Marathon Oil Corp.                                   2,875              168
Occidental Petroleum Corp.                           3,137              258

                                                                      5,103

Oilfield Services & Equipment  (1.0%)
Baker Hughes, Inc.                                   2,669              151
BJ Services Co.                                      1,275               78
Halliburton Co.                                      3,984              223
National Oilwell Varco, Inc. (b)                     1,355               71
Schlumberger Ltd.                                    4,641              388
Weatherford International Ltd. (b)                   1,105               70

                                                                        981

Paint, Varnishes, Enamels  (0.1%)
Sherwin-Williams Co.                                 1,095               52

Pharmaceuticals  (6.8%)
Abbott Laboratories                                 12,214              570
Allergan, Inc.                                       1,027               92
AmerisourceBergen Corp.                                830               60
Bristol-Myers Squibb Co.                            15,393              385
Cardinal Health, Inc.                                3,373              201
Eli Lilly & Co.                                      8,925              503
Forest Laboratories, Inc. (b)                        2,682              107
Hospira, Inc. (b)                                    1,245               48
Johnson & Johnson                                   23,422            1,497
King Pharmaceuticals, Inc. (b)                       1,904               21
Merck & Co., Inc.                                   17,353              539
Mylan Laboratories, Inc.                             2,121               37
Pfizer, Inc.                                        58,565            1,551
Schering-Plough Corp.                               11,619              242
Watson Pharmaceuticals, Inc. (b)                       868               29
Wyeth                                               10,543              482

                                                                      6,364

Photography  (0.1%)
Eastman Kodak Co.                                    2,261               60

Pipelines  (0.3%)
El Paso Corp.                                        5,077               61
Kinder Morgan, Inc.                                    960               85
Williams Cos., Inc.                                  4,496               96

                                                                        242

Primary Metal & Mineral Production  (0.1%)
Freeport-McMoRan Copper & Gold,
  Inc., Class B                                      1,415               57
Phelps Dodge Corp.                                     763               81

                                                                        138

Publishing  (0.3%)
Dow Jones & Co., Inc.                                  650               24
McGraw-Hill Cos., Inc.                               2,951              136
Meredith Corp.                                         389               19
R.R. Donnelley & Sons Co.                            1,680               61

                                                                        240

Radio & Television  (0.7%)
Clear Channel Communications, Inc.                   4,273              139
Comcast Corp., Class A Special Shares (b)           17,371              534

                                                                        673

Railroads  (0.5%)
Burlington Northern/Santa Fe, Inc.                   2,966              161
CSX Corp.                                            1,706               78
Norfolk Southern Corp.                               3,184              118
Union Pacific Corp.                                  2,071              146

Real Estate Investment Trusts  (0.6%)
Apartment Investment & Management
  Co., Class A                                         751               33
Archstone-Smith Trust                                1,566               67
Equity Office Properties Trust                       3,210              114
Equity Residential Properties Trust                  2,258               91
Plum Creek Timber Co., Inc.                          1,449               55
ProLogis                                             1,470               67
Simon Property Group, Inc.                           1,730              137

                                                                        564

Restaurants  (0.7%)
Darden Restaurants, Inc.                             1,234               43
McDonald's Corp.                                     9,983              312
Starbucks Corp. (b)                                  3,070              161
Wendy's International, Inc.                            905               47
Yum! Brands, Inc.                                    2,282              119

                                                                        682

Retail  (2.4%)
Best Buy Co., Inc.                                   2,584              198
Dollar General Corp.                                 2,583               52
Target Corp.                                         6,958              409
Wal-Mart Stores, Inc.                               32,940            1,626

                                                                      2,285

Retail - Apparel/Shoe  (0.2%)
Gap, Inc.                                            7,105              150
Limited Brands, Inc.                                 3,186               78

                                                                        228

Retail - Discount  (0.0%)
Big Lots, Inc. (b)                                     895               12
Family Dollar Stores, Inc.                           1,313               33

                                                                         45

Retail - Department Stores  (0.8%)
Dillard's, Inc., Class A                               656               15
Federated Department Stores, Inc.                    1,342              102
J.C. Penney Co., Inc.                                2,074              116
Kohl's Corp. (b)                                     2,705              152
May Department Stores Co.                            2,359               97
Nordstrom, Inc.                                      2,152               80
Sears Holdings Corp. (b)                             1,299              201

                                                                        763

Retail-Drug Stores  (0.6%)
CVS Corp.                                            6,380              198
Walgreen Co.                                         8,053              385

                                                                        583

Retail - Specialty Stores  (1.6%)
AutoZone, Inc. (b)                                     608               59
Bed Bath & Beyond, Inc. (b)                          2,327              107
Circuit City Stores, Inc.                            1,507               28
Home Depot, Inc.                                    16,906              735
Lowe's Cos., Inc.                                    6,084              402
Radioshack Corp.                                     1,226               29
Tiffany & Co.                                        1,132               39
TJX Cos., Inc.                                       3,705               87

                                                                      1,486

Rubber & Rubber Products  (0.0%)
Cooper Tire & Rubber Co.                               504               10
Goodyear Tire & Rubber Co. (b)                       1,386               24

                                                                         34

Savings & Loans  (0.6%)
Golden West Financial Corp.                          2,420              158
Sovereign Bancorp, Inc.                              2,872               69
Washington Mutual, Inc.                              6,910              293

                                                                        520

Schools & Educational Services  (0.1%)
Apollo Group, Inc. (b)                               1,431              108

Semiconductors  (3.2%)
Advanced Micro Devices, Inc. (b)                     3,111               62
Altera Corp. (b)                                     2,927               64
Analog Devices, Inc.                                 2,914              114
Applied Materials, Inc.                             12,949              239
Applied Micro Circuits Corp. (b)                     2,414                7
Broadcom Corp. (b)                                   2,619              112
Freescale Semiconductor, Inc., Class B (b)           3,165               81
Intel Corp.                                         48,622            1,321
KLA-Tencor Corp.                                     1,551               80
Linear Technology Corp.                              2,410               94
LSI Logic Corp. (b)                                  3,054               30
Maxim Integrated Products, Inc.                      2,583              108
Micron Technology, Inc. (b)                          4,843               58
National Semiconductor Corp.                         2,750               68
Novellus Systems, Inc. (b)                           1,088               31
NVIDIA Corp. (b)                                     1,331               36
PMC-Sierra, Inc. (b)                                 1,421               14
QLogic Corp. (b)                                       716               22
Teradyne, Inc. (b)                                   1,542               24
Texas Instruments, Inc.                             13,092              416
Xilinx, Inc.                                         2,763               78

                                                                      3,059

Software & Computer Services  (4.3%)
Adobe Systems, Inc.                                  3,852              114
Affiliated Computer Services, Inc., Class A (b)        996               50
Autodesk, Inc.                                       1,801               62
Automatic Data Processing, Inc.                      4,595              204
BMC Software, Inc. (b)                               1,745               33
Citrix Systems, Inc. (b)                             1,333               32
Computer Associates International, Inc.              4,658              128
Compuware Corp. (b)                                  3,060               26
Electronic Arts, Inc. (b)                            2,414              139
First Data Corp.                                     6,133              252
Fiserv, Inc. (b)                                     1,507               67
Intuit, Inc. (b)                                     1,460               70
Mercury Interactive Corp. (b)                          682               27
Microsoft Corp.                                     85,101            2,179
Novell, Inc. (b)                                     3,000               18
Oracle Corp. (b)                                    40,496              550
Parametric Technology Corp. (b)                      2,140               15
Siebel Systems, Inc.                                 4,070               34
SunGard Data Systems, Inc. (b)                       2,286               82

                                                                      4,082

Staffing  (0.0%)
Robert Half International, Inc.                      1,351               46

Steel  (0.1%)
Allegheny Technologies, Inc.                           760               22
Nucor Corp.                                          1,262               70
United States Steel Corp.                              899               38

                                                                        130

Telecommunications  (0.2%)
AT&T Corp.                                           6,311              125
Citizens Communications Co.                          2,683               35
Qwest Communications International,
  Inc. (b)                                          14,316               55

                                                                        215

Telecommunications - Equipment  (1.4%)
ADC Telecommunications, Inc. (b)                       914               24
Agilent Technologies, Inc. (b)                       3,870              102
Andrew Corp. (b)                                     1,280               14
Avaya, Inc. (b)                                      3,757               39
Comverse Technology, Inc. (b)                        1,577               40
Jabil Circuit, Inc. (b)                              1,594               50
Lucent Technologies, Inc. (b)                       34,894              102
Motorola, Inc.                                      19,315              409
QUALCOMM, Inc.                                      12,867              508
Scientific-Atlanta, Inc.                             1,200               46
Tellabs, Inc. (b)                                    3,531               34

                                                                      1,368

Telecommunications - Services & Equipment  (0.0%)
CIENA Corp. (b)                                      4,541               10

Tobacco & Tobacco Products  (1.3%)
Altria Group, Inc.                                  16,312            1,092
Reynolds American, Inc.                              1,161               97
UST, Inc.                                            1,302               60

                                                                      1,249

Tools & Hardware Manufacturing  (0.1%)
Black & Decker Corp.                                   630               56
Snap-on, Inc.                                          455               17
Stanley Works                                          652               32

                                                                        105

Toys  (0.1%)
Hasbro, Inc.                                         1,404               31
Mattel, Inc.                                         3,242               60

                                                                         91

Transportation Services  (0.9%)
FedEx Corp.                                          2,379              200
United Parcel Service, Inc.                          8,774              640

                                                                        840

Travel Services  (0.0%)
Sabre Holdings Corp., Class A                        1,033               20

Trucking & Leasing  (0.0%)
Ryder Systems, Inc.                                    507               20

Utilities - Electric  (3.0%)
AES Corp. (b)                                        5,145               83
Allegheny Energy, Inc. (b)                           1,280               36
Ameren Corp.                                         1,601               89
American Electric Power Co.                          3,025              117
Calpine Corp. (b)                                    4,238               14
CenterPoint Energy, Inc.                             2,434               33
Cinergy Corp.                                        1,562               69
CMS Energy Corp. (b)                                 1,723               27
Consolidated Edison Co. of New York, Inc.            1,915               92
Constellation Energy Group, Inc.                     1,398               84
Dominion Resources, Inc.                             2,682              198
DTE Energy Co.                                       1,372               64
Duke Energy Corp.                                    7,299              217
Dynergy, Inc. (b)                                    3,006               17
Edison International                                 2,566              105
Entergy Corp.                                        1,670              130
Exelon Corp.                                         5,270              283
FirstEnergy Corp.                                    2,598              129
FPL Group, Inc.                                      3,087              133
NiSource, Inc.                                       2,141               52
PG&E Corp.                                           2,915              110
Pinnacle West Capital Corp.                            775               35
PPL Corp.                                            1,495               92
Progress Energy, Inc.                                1,959               87
Public Service Enterprise Group                      1,880              121
Southern Co.                                         5,863              205
TECO Energy, Inc.                                    1,630               31
TXU Corp.                                            1,888              164
Xcel Energy, Inc.                                    3,168               61

                                                                      2,878

Utilities - Natural Gas  (0.2%)
KeySpan Corp.                                        1,362               55
NICOR, Inc.                                            348               14
Peoples Energy Corp.                                   299               13
Sempra Energy                                        1,885               81

                                                                        163

Utilities - Telecommunications  (2.4%)
Alltel Corp.                                         2,576              171
BellSouth Corp.                                     14,422              398
CenturyTel, Inc.                                     1,034               36
SBC Communications, Inc.                            26,017              636
Sprint Group                                        11,655              314
Verizon Communications, Inc.                        21,796              746

                                                                      2,301

Wireless Communications  (0.3%)
Nextel Communications, Inc., Class A (b)             8,864              308

Total Common Stocks (Cost $37,605)                                   90,686

U.S. Treasury Obligations  (1.3%)

U.S. Treasury Bills  (1.3%)
2.91%, 9/15/05 (f)                                   1,230            1,225

Total U.S. Treasury Obligations (Cost $1,226)                         1,225

Total Investments (Cost $41,341) (a)   -   99.9%                     94,421

Other assets in excess of liabilities   -   0.1%                         54

NET ASSETS   -   100.0%                                             $94,475

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Established Value Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (1.9%)

HSBC Finance Corp., 3.32%, 8/1/05                 $  5,807         $  5,807

Total Commercial Paper (Cost $5,807)                                  5,807


Common Stocks  (98.2%)

Aerospace/Defense  (0.8%)
General Dynamics Corp.                              21,000            2,419

Apparel  (0.7%)
Jones Apparel Group, Inc.                           72,500            2,216

Automotive Parts  (2.5%)
BorgWarner, Inc. (c)                                85,500            4,973
Eaton Corp.                                         40,400            2,640

                                                                      7,613

Banks  (4.1%)
Cullen/Frost Bankers, Inc.                          65,400            3,277
First Horizon National Corp. (c)                    54,000            2,203
Hibernia Corp., Class A                            149,500            5,056
Mercantile Bankshares Corp. (c)                     36,600            2,036

                                                                     12,572

Brokerage Services  (0.8%)
Lehman Brothers Holdings, Inc. (c)                  23,000            2,418

Building Materials  (2.2%)
Lafarge North America, Inc. (c)                     95,500            6,664

Chemicals - General  (4.3%)
Air Products & Chemicals, Inc.                      58,000            3,466
Englehard Corp.                                     99,500            2,855
PPG Industries, Inc.                                67,000            4,357
Rohm & Haas Co.                                     55,000            2,533

                                                                     13,211

Coal  (0.2%)
Peabody Energy Corp.                                10,000              657

Commercial Services  (1.1%)
ServiceMaster Co.                                  247,500            3,401

Computers & Peripherals  (2.2%)
Computer Sciences Corp. (b)                         70,000            3,204
Lexmark International Group, Inc. (b)               27,000            1,693
NCR Corp. (b)                                       50,000            1,736

                                                                      6,633

Containers & Packaging  (1.9%)
Owens-Illinois, Inc. (b)                           122,500            3,143
Pactiv Corp. (b)                                   123,000            2,708

                                                                      5,851

Electronics  (2.7%)
Johnson Controls, Inc.                              66,200            3,803
Thermo Electron Corp. (b)                          148,500            4,434

                                                                      8,237

Financial & Insurance  (1.5%)
AMBAC Financial Group, Inc.                         31,000            2,227
PMI Group, Inc. (c)                                 57,000            2,334

                                                                      4,561

Food Distributors, Supermarkets
  & Wholesalers  (1.2%)
SUPERVALU, Inc.                                    102,500            3,629

Food Processing & Packaging  (3.5%)
Archer Daniels Midland Co.                         220,000            5,047
H.J. Heinz Co.                                      77,000            2,832
Tyson Foods, Inc., Class A                         159,500            2,973

                                                                     10,852

Forest Products - Lumber & Paper  (0.7%)
Weyerhaeuser Co. (c)                                33,000            2,276

Health Care  (2.0%)
Manor Care, Inc. (c)                               121,500            4,612
WellPoint, Inc. (b)                                 22,000            1,556

                                                                      6,168

Heavy Machinery  (1.0%)
Deere & Co.                                         41,000            3,015

Homebuilders  (0.6%)
Pulte Homes, Inc. (c)                               18,800            1,760

Instruments - Scientific  (0.6%)
Applied Biosystems Group                            88,000            1,832

Insurance  (6.6%)
Alleghany Corp. (b) (c)                              8,148            2,494
Hartford Financial Services Group, Inc. (c)         58,000            4,673
HCC Insurance Holdings, Inc. (c)                   118,500            3,285
Old Republic International Corp.                   150,000            3,939
Transatlantic Holdings, Inc.                        52,500            3,107
XL Capital Ltd.                                     40,000            2,873

                                                                     20,371

Manufacturing - Miscellaneous  (2.7%)
ITT Industries, Inc.                                42,000            4,469
Textron, Inc.                                       50,300            3,731

                                                                      8,200

Media  (0.8%)
Hearst-Argyle Television, Inc.                     100,000            2,507

Medical Supplies  (4.4%)
Bausch & Lomb, Inc. (c)                             60,300            5,105
Becton Dickinson & Co. (c)                          59,100            3,272
C.R. Bard, Inc.                                     15,000            1,002
Dade Behring Holdings, Inc.                         54,000            4,093

                                                                     13,472

Office Equipment & Supplies  (2.3%)
Office Depot, Inc. (b)                             165,500            4,697
Xerox Corp. (b)                                    181,000            2,391

                                                                      7,088

Oil & Gas Exploration,
  Production & Services  (5.6%)
Burlington Resource, Inc.                           73,000            4,680
Devon Energy Corp.                                 108,618            6,091
Helmerich & Payne, Inc. (c)                         58,000            3,313
Newfield Exploration Co. (b) (c)                    69,400            2,949

                                                                     17,033

Oil Marketing & Refining  (2.0%)
Valero Energy Corp. (c)                             75,500            6,250

Oil - Integrated Companies  (2.1%)
Occidental Petroleum Corp.                          78,277            6,441

Oilfield Services & Equipment  (1.2%)
Cal Dive International, Inc. (b) (c)                64,000            3,790

Paint, Varnishes, Enamels  (1.1%)
Sherwin-Williams Co. (c)                            70,500            3,357

Pharmaceuticals  (1.3%)
AmerisourceBergen Corp. (c)                         33,000            2,369
Medicis Pharmaceutical Corp., Class A (c)           51,000            1,730

                                                                      4,099

Pipelines  (1.3%)
National Fuel Gas Co.                              134,500            4,089

Primary Metal & Mineral Production  (1.1%)
Phelps Dodge Corp. (c)                              32,000            3,406

Publishing  (1.3%)
McGraw-Hill Cos., Inc.                              32,000            1,472
R.R. Donnelley & Sons Co.                           73,000            2,632

                                                                      4,104

Railroads  (1.7%)
Burlington Northern/Santa Fe, Inc.                  96,000            5,208

Real Estate Investment Trusts  (2.7%)
AMB Property Corp.                                  58,000            2,667
CBL & Associates Properties, Inc.                   64,000            2,936
Equity Residential Properties Trust (c)             66,300            2,679

                                                                      8,282

Restaurants  (3.1%)
Wendy's International, Inc.                         93,500            4,834
Yum! Brands, Inc. (c)                               86,500            4,528

                                                                      9,362

Retail - Apparel/Shoe  (1.0%)
Abercrombie & Fitch Co.                             41,800            3,012

Retail - Specialty Stores  (1.4%)
Barnes & Noble, Inc. (b)                           101,500            4,164

Software & Computer Services  (5.3%)
Fiserv, Inc. (b) (c)                                76,000            3,372
Intuit, Inc. (b) (c)                                44,400            2,131
Storage Technology Corp. (b)                       118,600            4,356
Sybase, Inc. (b)                                   175,500            3,735
Synopsys, Inc. (b)                                 142,500            2,638

                                                                     16,232

Steel  (0.6%)
Nucor Corp.                                         34,000            1,885

Telecommunications - Equipment  (1.7%)
Harris Corp. (c)                                   139,000            5,153

Telecommunications - Services & Equipment  (0.9%)
Amdocs Ltd. (b)                                     94,500            2,806

Tools & Hardware Manufacturing  (0.8%)
Black & Decker Corp. (c)                            27,000            2,438

Transportation Services  (1.4%)
CNF, Inc.                                           85,500            4,411

Travel Services  (0.7%)
Sabre Holdings Corp., Class A (c)                  105,000            2,016

Utilities - Electric  (5.0%)
Constellation Energy Group, Inc.                    41,000            2,469
Energy East Corp.                                  149,600            4,169
Exelon Corp. (c)                                    88,700            4,747
OGE Energy Corp. (c)                               125,500            3,813

                                                                     15,198

Utilities - Natural Gas  (1.6%)
Sempra Energy                                      112,500            4,781

Utilities - Telecommunications  (1.9%)
Alltel Corp. (c)                                    61,000            4,057
CenturyTel, Inc. (c)                                55,000            1,890

                                                                      5,947

Total Common Stocks (Cost $182,045)                                 301,087

Short-Term Securities Held as Collateral
  for Securities Lending (19.2%)
Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                              59,101           59,101

Total Short-Term Securities Held
  as Collateral for Securities Lending                               59,101

Total Investments (Cost $246,953) (a)   -   119.3%                  365,995

Liabilities in excess of other assets   -   (19.3)%                 (59,282)

NET ASSETS   -   100.0%                                            $306,713

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Special Value Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                 Principal
                                                   Amount            Value

Commercial Paper  (3.9%)

HSBC Finance Corp., 3.32%, 8/1/05                 $  6,774         $  6,774

Total Commercial Paper (Cost $6,774)                                  6,774


Common Stocks  (93.4%)

Automotive Parts  (1.4%)
BorgWarner, Inc. (c)                                41,172            2,395

Banks  (0.5%)
Colonial BancGroup, Inc.                            37,270              867

Beverages  (3.2%)
Brown-Forman Corp., Class B (c)                     56,346            3,294
Constellation Brands, Inc., Class A (b) (c)         82,715            2,266

                                                                      5,560

Biotechnology  (1.3%)
ImClone Systems, Inc. (b) (c)                       64,159            2,226

Casinos & Gaming  (6.4%)
Isle of Capri Casinos, Inc. (b) (c)                 38,359            1,074
Scientific Games Corp., Class A (b) (c)             37,627            1,030
Station Casinos, Inc.                              119,221            8,756

                                                                     10,860

Chemicals  (1.0%)
Minerals Technologies, Inc.                         17,805            1,108
Monsanto Co.                                         8,128              548

                                                                      1,656

Coal  (5.3%)
Arch Coal, Inc. (c)                                 68,204            3,881
Foundation Coal Holdings, Inc.                      84,650            2,815
Peabody Energy Corp.                                38,447            2,528

                                                                      9,224

Commercial Services  (1.0%)
Steiner Leisure Ltd. (b)                            50,257            1,737

Computers & Peripherals  (0.5%)
Computer Sciences Corp. (b)                         19,583              897

Financial & Insurance  (0.4%)
PMI Group, Inc. (c)                                 14,880              609

Financial Services  (1.5%)
Chicago Mercantile Exchange Holdings, Inc. (c)       8,645            2,603

Food Processing & Packaging  (4.5%)
Gold Kist, Inc. (b) (c)                             57,491            1,173
Hormel Foods Corp.                                  44,827            1,327
J.M. Smucker Co. (c)                                60,545            2,880
Tyson Foods, Inc., Class A                         129,463            2,413

                                                                      7,793

Forest Products - Lumber & Paper  (0.4%)
Rayonier, Inc.                                      12,163              694

Health Care  (0.6%)
PacifiCare Health Systems, Inc. (b) (c)             12,718              969

Heavy Machinery  (1.3%)
AGCO Corp. (b)                                      69,610            1,440
NACCO Industries, Inc., Class A                      7,264              840

                                                                      2,280

Homebuilders  (2.6%)
Hovnanian Enterprises, Inc., Class A (b)            36,981            2,614
Lennar Corp., Class A (c)                           26,730            1,798

                                                                      4,412

Instruments - Scientific  (0.8%)
TriPath Imaging, Inc. (b)                          150,181            1,320

Insurance  (4.8%)
AmerUs Group Co.                                    54,796            2,826
First American Corp.                                37,737            1,659
LandAmerica Financial Group, Inc. (c)               18,017            1,129
StanCorp Financial Group, Inc.                      10,468              904
Stewart Information Services Corp.                  39,031            1,837

                                                                      8,355

Leisure & Recreation Products  (1.2%)
Brunswick Corp.                                     44,563            2,075

Machine - Diversified  (0.1%)
Kennametal, Inc.                                     3,818              181

Manufacturing - Miscellaneous  (1.6%)
Harsco Corp.                                         9,209              555
Trinity Industries, Inc. (c)                        59,152            2,191

                                                                      2,746

Medical Equipment & Supplies  (3.1%)
Henry Schein, Inc. (b)                              77,008            3,325
Respironics, Inc. (b)                               55,306            2,096

                                                                      5,421

Mining  (1.1%)
Newmont Mining Corp.                                50,033            1,879

Oil & Gas Exploration, Production & Services  (9.5%)
Canadian Natural Resources Ltd.                    133,993            5,570
Newfield Exploration Co. (b)                        20,044              852
Nexen, Inc.                                         90,337            3,360
Noble Energy, Inc.                                  28,816            2,378
Southwestern Energy Co. (b)                         45,507            2,508
Ultra Petroleum Corp. (b)                           42,505            1,612

                                                                     16,280

Oil Company - Integrated  (6.1%)
Amerada Hess Corp. (c)                              69,466            8,188
Suncor Energy, Inc.                                 44,177            2,160

                                                                     10,348

Pipelines  (3.2%)
National Fuel Gas Co.                               91,347            2,777
Questar Corp.                                       40,182            2,820

                                                                      5,597

Primary Metal & Mineral Production  (2.8%)
Inco Ltd.                                           39,310            1,611
Phelps Dodge Corp. (c)                              30,479            3,244

                                                                      4,855

Railroads  (1.2%)
Burlington Northern/Santa Fe, Inc.                  37,562            2,038

Real Estate Development  (1.4%)
St. Joe Co. (c)                                     29,444            2,396

Real Estate Investment Trusts  (3.2%)
Duke Realty Corp. (c)                               49,706            1,688
Ventas, Inc.                                       118,632            3,831

                                                                      5,519

Recreational Vehicles  (1.3%)
Thor Industries, Inc. (c)                           38,042            1,362
Winnebago Industries, Inc. (c)                      22,460              867

                                                                      2,229

Restaurants  (1.6%)
Panera Bread Co., Class B (b) (c)                   47,138            2,746

Retail - Apparel/Shoe  (0.9%)
American Eagle Outfitters, Inc.                     48,133            1,586

Retail - Catalog Shopping  (1.4%)
Coldwater Creek, Inc. (b)                           88,835            2,460

Retail - Department Stores  (2.6%)
Dillard's, Inc., Class A                            19,486              445
Neiman Marcus Group, Inc., Class B                  23,882            2,346
Nieman Marcus Group, Inc.                            8,761              863
Stage Stores, Inc. (b)                              20,384              900

                                                                      4,554

Savings & Loans  (1.1%)
IndyMac Bancorp, Inc. (c)                           44,084            1,923

Semiconductors  (4.3%)
Advanced Micro Devices, Inc. (b) (c)               126,821            2,547
Freescale Semiconductor, Inc., Class A (b)          93,380            2,383
Freescale Semiconductor, Inc., Class B (b)          34,187              880
OmniVision Technologies, Inc. (b) (c)              116,919            1,652

                                                                      7,462

Software & Computer Services  (0.9%)
Jack Henry & Associates, Inc.                       22,933              442
Verint Systems, Inc. (b)                            30,200            1,177

                                                                      1,619

Steel  (0.7%)
Cleveland-Cliffs, Inc.                              17,300            1,258

Telecommunications - Equipment  (0.2%)
Harris Corp. (c)                                    11,582              429

Transportation Services  (0.5%)
GATX Corp.                                          24,865              940

Utilities - Electric  (2.0%)
OGE Energy Corp. (c)                               113,754            3,456

Utilities - Natural Gas  (2.7%)
Energen Corp.                                       55,009            1,931
Vectren Corp.                                       91,924            2,664

                                                                      4,595

Utilities - Water  (1.2%)
Aqua America, Inc.                                  64,460            2,067

Total Common Stocks (Cost $132,534)                                 161,116


Depositary Receipts  (1.0%)

Biotech HOLDRs Trust (c)                             8,969            1,720

Total Depositary Receipts (Cost $1,149)                               1,720


Mutual Funds  (3.2%)

iShares Russell Midcap Index Fund                   15,367            1,326
iShares Russell Midcap Value Index Fund              6,000              742
iShares S&P Midcap 400 Index Fund                   17,108            1,234
iShares S&P Midcap 400/BARRA Value Index Fund       16,600            1,167
Utilities Select Sector SPDR Fund (c)               32,469            1,048

Total Mutual Funds (Cost $4,984)                                      5,517


Short-Term Securities Held as Collateral for Securities Lending (24.5%)

Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                              42,398           42,398

Total Short-Term Securities Held
  as Collateral for Securities Lending                               42,398

Total Investments (Cost $187,839) (a)   -   126.0%                  217,525

Liabilities in excess of other assets   -   (26.0)%                 (44,941)

NET ASSETS   -   100.0%                                            $172,584

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Small Company Opportunity Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                        Shares
                                                          or
                                                      Principal
                                                        Amount           Value

Commercial Paper  (2.6%)

HSBC Finance Corp., 3.32%, 8/1/05                      $ 4,288        $  4,288

Total Commercial Paper (Cost $4,288)                                     4,288


Common Stocks  (97.1%)

Advertising  (0.6%)
Catalina Marketing Corp.                                43,000           1,029

Apparel/Footwear  (1.2%)
K-Swiss, Inc., Class A                                  33,000           1,114
Wolverine World Wide, Inc. (c)                          36,000             792

                                                                         1,906

Automotive  (0.3%)
Oshkosh Truck Corp.                                      6,300             534

Automotive Parts  (1.3%)
Aftermarket Technology Corp. (b)                        50,000             868
BorgWarner, Inc. (c)                                    15,000             872
Superior Industries International, Inc.                 17,000             397

                                                                         2,137

Banks  (1.6%)
Corus Bankshares, Inc.                                  27,700           1,738
UMB Financial Corp.                                     13,900             893

                                                                         2,631

Beverages  (0.9%)
Boston Beer Co., Inc., Class A (b) (c)                  34,339             744
National Beverage Corp. (b)                             83,377             688

                                                                         1,432

Brokerage Services  (0.9%)
Investment Technology Group, Inc. (b)                   59,000           1,512


Building Materials  (2.1%)
ABM Industries, Inc.                                    55,800           1,094
Genlyte Group, Inc. (b)                                 27,200           1,397
Texas Industries, Inc. (c)                              14,000           1,031

                                                                         3,522

Business Services  (3.2%)
Fair Issac Corp.                                        33,000           1,242
ProQuest Co. (b)                                        25,000             866
Ritchie Brothers Auctioneers, Inc. (c)                  22,000             853
UniFirst Corp.                                          20,000             890
West Corp. (b) (c)                                      37,000           1,480

                                                                         5,331

Chemicals  (1.6%)
Cabot Corp. (c)                                         42,000           1,453
H.B. Fuller Co.                                         36,000           1,243

                                                                         2,696

Commercial Services  (0.7%)
G & K Services, Inc., Class A                           30,000           1,194

Computers & Peripherals  (3.1%)
Agilysys, Inc.                                          54,000           1,044
Avocent Corp. (b)                                       14,762             515
Electronics For Imaging, Inc. (b)                       69,000           1,453
Imation Corp. (c)                                       28,700           1,244
Park Electrochemical Corp.                              34,000             896

                                                                         5,152

Construction  (0.8%)
Granite Construction, Inc.                              36,900           1,263

Consulting Services  (1.9%)
Maximus, Inc.                                           45,550           1,739
Watson Wyatt & Co. Holdings                             50,000           1,381

                                                                         3,120

Consumer Products  (3.0%)
American Greetings Corp., Class A (c)                   40,764           1,037
CNS, Inc.                                               47,000           1,193
CSS Industries, Inc.                                    24,000             906
Nu Skin Enterprises, Inc.                               39,000             921
Tupperware Corp.                                        44,000             939

                                                                         4,996

Distribution/Wholesale  (0.9%)
Owens & Minor, Inc.                                     29,000             859
United Stationers, Inc. (b)                             12,800             664

                                                                         1,523

Electronics  (1.1%)
Methode Electronics, Inc., Class A                      85,218           1,077
Technitrol, Inc.                                        55,400             717

                                                                         1,794

Engineering  (1.3%)
EMCOR Group, Inc. (b)                                   24,000           1,236
Michael Baker Corp. (b)                                 36,000             833

                                                                         2,069

Financial Services  (1.3%)
CompuCredit Corp. (b) (c)                               24,000             909
Raymond James Financial, Inc.                           39,000           1,164

                                                                         2,073

Food Distributors, Supermarkets
  & Wholesalers  (0.8%)
Ruddick Corp.                                           49,100           1,353

Food Processing & Packaging  (2.0%)
Chiquita Brands International, Inc. (c)                 36,000           1,086
J & J Snack Foods Corp.                                 23,400           1,378
M & F Worldwide Corp. (b)                               66,100             898

                                                                         3,362

Health Care  (5.0%)
AMERIGROUP Corp. (b)                                    24,000             832
Apria Healthcare Group, Inc. (b)                        40,000           1,349
Coventry Health Care, Inc. (b)                          12,209             864
Genesis HealthCare Corp. (b)                            20,000             899
Kindred Healthcare, Inc. (b) (c)                        35,000           1,286
Magellan Health Services, Inc. (b)                      23,000             824
Odyssey Healthcare, Inc. (b)                            95,000           1,395
Sunrise Senior Living, Inc. (b) (c)                     15,300             811

                                                                         8,260

Heavy Machinery  (2.7%)
AGCO Corp. (b)                                          22,000             455
Albany International Corp., Class A                     38,000           1,332
NACCO Industries, Inc., Class A                          9,000           1,040
Terex Corp. (b)                                         34,500           1,671

                                                                         4,498

Household Goods - Appliances,
  Furnishings & Electronics  (0.7%)
Furniture Brands International, Inc.                    58,000           1,111

Instruments - Scientific  (2.3%)
MTS Systems Corp.                                       29,500           1,170
Varian, Inc. (b)                                        32,300           1,210
Woodward Governor Co.                                   16,000           1,435

                                                                         3,815

Insurance  (10.4%)
Alfa Corp.                                              90,400           1,481
AmerUs Group Co.                                        35,300           1,821
Commerce Group, Inc.                                    19,200           1,197
Delphi Financial Group, Inc.                            29,025           1,408
Hilb Rogal & Hobbs Co. (c)                              29,000             983

Infinity Property & Casualty Corp.                      36,000           1,276
LandAmerica Financial Group, Inc. (c)                   20,000           1,254
Odyssey Re Holdings Corp. (c)                           60,800           1,542
Platinum Underwriters Holdings, Ltd.                    36,000           1,248
Triad Guaranty, Inc. (b)                                12,799             614
UICI                                                    43,500           1,342
United Fire & Casualty Co.                              32,000           1,433
Universal American Financial Corp. (b)                  67,619           1,665

                                                                        17,264

Internet Software & Services  (1.0%)
Mantech International Corp., Class A (b)                26,000             819
Verity, Inc. (b)                                        83,000             836

                                                                         1,655

Machine - Diversified  (1.5%)
Kennametal, Inc. (c)                                    25,000           1,188
Manitowoc Co., Inc.                                     29,900           1,365

                                                                         2,553

Manufacturing - Miscellaneous  (4.7%)
AptarGroup, Inc.                                        32,000           1,595
ESCO Technologies, Inc. (b)                             12,000           1,315
Lancaster Colony Corp.                                  47,000           2,080
Matthews International Corp. (c)                        33,833           1,319
Teleflex, Inc.                                          21,000           1,393

                                                                         7,702

Media  (1.6%)
4Kids Entertainment, Inc. (b) (c)                       41,000             824
Journal Communications, Inc., Class A                   68,000           1,088
Macrovision Corp. (b)                                   34,000             742

                                                                         2,654

Medical Equipment & Supplies  (3.1%)
CONMED Corp. (b)                                        32,000             964
Haemonetics Corp. (b)                                   25,581           1,080
Mentor Corp. (c)                                        19,000             945
Orthofix International N.V. (b)                         17,000             769
Vital Signs, Inc.                                       31,000           1,401

                                                                         5,159

Metals - Fabrication  (1.7%)
CIRCOR International, Inc.                              46,165           1,286
Quanex Corp. (c)                                        24,450           1,491

                                                                         2,777

Office Equipment & Supplies  (1.0%)
John H. Harland Co.                                     42,900           1,657

Oil & Gas Exploration,
  Production & Services  (6.6%)
Cimarex Energy Co. (b) (c)                              43,000           1,804
Denbury Resources, Inc. (b) (c)                         21,500           1,006
Harvest Natural Resources, Inc. (b) (c)                 67,000             612
Helmerich & Payne, Inc. (c)                             21,000           1,200
Houston Exploration Co. (b)                             30,200           1,745
Remington Oil & Gas Corp. (b) (c)                       45,000           1,773
St. Mary Land & Exploration Co. (c)                     57,436           1,816
Stone Energy Corp. (b)                                  17,900             952

                                                                        10,908

Oil Marketing & Refining  (0.7%)
Holly Corp.                                             26,000           1,217

Oilfield Services & Equipment  (1.7%)
Cal Dive International, Inc. (b) (c)                    30,000           1,776
Veritas DGC, Inc. (b)                                   32,623           1,005

                                                                         2,781

Packaging & Containers  (0.4%)
Chesapeake Corp.                                        31,703             707

Pharmaceuticals  (1.5%)
Alpharma, Inc., Class A (c)                             84,000           1,179
Medicis Pharmaceutical Corp., Class A (c)               40,000           1,357

                                                                         2,536

Pipelines  (0.7%)
National Fuel Gas Co.                                   37,000           1,125

Real Estate Investment Trusts  (4.7%)
Brandywine Realty Trust                                 27,300             885
CBL & Associates Properties, Inc.                       32,800           1,504
LaSalle Hotel Properties                                27,400             954
LTC Properties, Inc.                                    51,100           1,196
National Health Investors, Inc.                         28,600             880
Parkway Properties, Inc.                                23,050           1,234
PS Business Parks, Inc.                                 25,801           1,198

                                                                         7,851

Research & Development  (0.5%)
Albany Molecular Research, Inc. (b)                     55,900             868

Restaurants  (2.2%)
IHOP Corp.                                              27,000           1,186
Jack in the Box, Inc. (b)                               29,000           1,103
Lone Star Steakhouse & Saloon, Inc.                     44,000           1,323

                                                                         3,612

Retail - Apparel/Shoe  (0.8%)
Payless ShoeSource, Inc. (b)                            68,000           1,321

Retail - Specialty Stores  (0.9%)
Cato Corp, Class A                                      69,000           1,460

Retail - Department Stores  (0.4%)
Stage Stores, Inc. (b)                                  13,100             579

Rubber & Rubber Products  (0.6%)
Bandag, Inc. (c)                                        20,400             941

Semiconductors  (1.9%)
ADE Corp. (b) (c)                                       37,000             910
Fairchild Semiconductor International, Inc. (b)         66,000           1,113
MKS Instruments, Inc. (b) (c)                           58,500           1,118

                                                                         3,141

Software & Computer Services  (1.3%)
SPSS, Inc. (b)                                          45,000             884
Transaction Systems Architects, Inc. (b)                50,000           1,337

                                                                         2,221

Telecommunications  (1.2%)
Commonwealth Telephone Enterprises, Inc.                17,300             740
CommScope, Inc. (b) (c)                                 76,000           1,284

                                                                         2,024

Toys  (0.6%)
JAKKS Pacific, Inc. (b) (c)                             55,000             943

Transportation Services  (2.1%)
Offshore Logistics, Inc. (b)                            33,000           1,188
Pacer International, Inc. (b)                           48,000           1,216
Werner Enterprises, Inc.                                54,069           1,026

                                                                         3,430

Travel Services  (0.5%)
Pegasus Solutions, Inc. (b)                             69,000             749

Utilities - Electric  (0.8%)
Cleco Corp.                                             56,000           1,259

Utilities - Natural Gas  (0.7%)
Energen Corp.                                           31,100           1,092

Total Common Stocks (Cost $122,404)                                    160,499

Short-Term Securities Held as Collateral
  for Securities Lending (18.9%)
Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                                  31,312          31,312

Total Short-Term Securities Held
  as Collateral for Securities Lending                                  31,312

Total Investments (Cost $158,004) (a)   -   118.6%                     196,099

Liabilities in excess of other assets   -   (18.6)%                    (30,745)

NET ASSETS   -   100.0%                                               $165,354

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Focused Growth Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                      or
                                                  Principal
                                                    Amount            Value

Commercial Paper  (4.8%)

HSBC Finance Corp., 3.32%, 8/1/05                   $   66           $   66

Total Commercial Paper (Cost $66)                                        66


Common Stocks  (94.5%)

Advertising  (5.1%)
Getty Images, Inc. (b)                                 850               69

Biotechnology  (2.9%)
Amgen, Inc. (b)                                        500               40

Brokerage Services  (4.8%)
Merrill Lynch & Co., Inc.                            1,100               65

Chemicals - General  (5.6%)
Monsanto Co.                                         1,150               77

Coal  (2.6%)
Peabody Energy Corp.                                   530               35

Computers & Peripherals  (7.4%)

Cisco Systems, Inc. (b)                              2,000               38
EMC Corp. (b)                                        4,400               61

                                                                         99

Cruise Lines  (2.5%)
Carnival Corp.                                         650               34

Financial Services  (4.6%)
Chicago Mercantile Exchange Holdings, Inc.             210               63

Health Care  (2.4%)
WellPoint, Inc. (b)                                    470               33

Homebuilders  (6.5%)
Toll Brothers, Inc. (b)                              1,600               89

Hotels & Motels  (2.4%)
Four Seasons Hotels, Inc.                              500               33

Internet Business Services  (5.4%)
eBay, Inc. (b)                                       1,775               74

Medical Supplies  (4.0%)
Zimmer Holdings, Inc. (b)                              670               55

Oilfield Services & Equipment  (2.3%)
National Oilwell Varco, Inc. (b)                       620               32

Pharmaceuticals  (17.4%)
Allergan, Inc.                                         400               36
American Pharmaceutical Partners, Inc. (b)           1,520               69
Celgene Corp. (b)                                    1,500               71
Teva Pharmaceutical Industries Ltd.                  1,900               60

                                                                        236

Radio  (3.2%)
XM Satellite Radio Holdings, Inc.-
  Class A (b)                                        1,200               43

Restaurants  (2.3%)
Starbucks Corp. (b)                                    600               32

Semiconductors  (3.7%)
Texas Instruments, Inc.                              1,600               51

Software & Computer Services  (7.0%)
Adobe Systems, Inc.                                  2,100               62
Infosys Technologies Ltd. (b)                          450               32

                                                                         94

Toys  (2.4%)
Marvel Enterprises, Inc. (b)                         1,700               33

Total Common Stocks (Cost $1,097)                                     1,287

Total Investments (Cost $1,163) (a)   -   99.3%                       1,353

Other assets in excess of liabilities   -   0.7%                         10

NET ASSETS   -   100.0%                                              $1,363

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Balanced Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                     Shares
                                                       or
                                                    Principal
                                                     Amount           Value

Collateralized Mortgage Obligations  (5.72%)

Bear Stearns Commercial Mortgage
  Securities, Series 2001-T0P2, Class A2,
  6.48%, 2/15/35                                    $  315         $    340
Bear Stearns Commercial Mortgage
  Securities, Series 2004-PWR3, Class A2,
  3.87%, 2/11/41                                       207              201
Chaseflex Trust, Series 2005-2, Class
  4A3, 6.00%*, 5/25/20                                 328              335
DLJ Commercial Mortgage Corp., Series
 1999-CG2, Class A1B, 7.30%, 6/10/32                   322              350
Fannie Mae Whole Loan, Series
  2003-W12, Class 1A6, 4.50%, 6/25/43                  852              847
Fannie Mae Whole Loan, Series
  2003-W15, Class 2A4, 4.25%, 8/25/43                  695              689
Fannie Mae Whole Loan, Series
  2003-W18, Class 1A5, 4.61%, 8/25/43                  357              355
Federal Home Loan Mortgage Corp.,
  Structured Pass Through Securities, Series
  T-42, Class A5, 7.50%, 2/25/42                       352              372
Federal National Mortgage Association,
  Grantor Trust, Series 2002-T16, Class
  A3, 7.50%, 7/25/42                                   211              223
First Union National Bank Commercial
  Mortgage, Series 2001-C2, Class A1,
  6.20%, 1/12/43                                       243              251
GE Capital Commercial Mortgage
  Corp., Series 2002-1A, Class A2, 5.99%,
  12/10/35                                             232              243
GE Capital Commercial Mortgage
  Corp., Series 2003-C2, Class A2, 4.17%,
  7/10/37                                              225              222
GS Mortgage Securities Corp., Series
  2004-C1, Class A2, 4.32%, 10/10/28                   193              189
J.P. Morgan Chase Commercial
  Mortgage, Series 2001-CIB3, Class A3,
  6.47%, 11/15/35                                      261              283
J.P. Morgan Chase Commercial
  Mortgage, Series 2004-CBX, Class A5,
  4.65%, 1/12/37                                       235              233
J.P. Morgan Mortgage Trust, Series
  2005-A1, Class IB1, 4.93%*, 2/25/35                  284              279
J.P. Morgan Mortgage Trust, Series
  2005-A2, Class 5A1, 4.39%, 4/25/35                   209              203
J.P. Morgan Mortgage Trust, Series
  2005-A2, Class B1, 4.74%*, 4/25/35                   364              357
J.P. Morgan Mortgage Trust, Series
  2005-A3, Class 1B1, 4.99%, 6/25/35                   288              286
J.P. Morgan Mortgage Trust, Series
  2005-A3, Class 7CA1, 5.17%*, 6/25/35                 234              235
LB-UBS Commercial Mortgage Trust,
  Series 2004-C8, Class A4, 4.51%,
  12/15/29                                              65               64
Morgan Stanley Capital, Inc. Series
  2004-T13, Class A4, 4.66%, 9/13/45                   350              344
Morgan Stanley Dean Witter Capital,
  Series 2001-Top1, Class A4, 6.66%,
  2/15/33                                               40               43
Morgan Stanley Mortgage Loan Trust,
  Series 2005-4, Class 2A1, 6.23%,
  8/25/35                                              204              209
PNC Mortgage Acceptance Corp., Series
  1999 - CM1, Class A1B, 7.33%,
  12/10/32                                             195              213
Structured Adjustable Rate Mortgage
  Loan Trust, Series 2004-4, Class B1,
  4.42%*, 4/25/34                                      263              260
Structured Asset Securities Corp., Series
  2003-15A, Class B1, 4.59%*, 4/25/33                  177              175
Wachovia Bank Commercial Mortgage
  Trust, Series 2004-C11, Class A5,
  5.22%, 1/15/41                                        65               66

Total Collateralized Mortgage Obligations (Cost $8,007)               7,867

Commercial Paper  (2.53%)

HSBC Finance Corp., 3.32%, 8/1/05                    3,485            3,485

Total Commercial Paper (Cost $3,485)                                  3,485


Common Stocks  (65.73%)

Airlines  (0.76%)
JetBlue Airways Corp. (b) (c)                       49,900            1,048

Apparel - Footwear  (0.95%)
Nike, Inc., Class B                                 15,600            1,307

Banks  (1.13%)
Bank of America Corp.                               23,400            1,020
PNC Financial Services Group, Inc.                   9,800              537

                                                                      1,557

Beverages  (1.30%)
Coca-Cola Co.                                       40,800            1,785

Biotechnology  (2.67%)
Amgen, Inc. (b)                                     46,100            3,676

Chemicals - General  (1.24%)
E.I. Du Pont de Nemours & Co.                       40,100            1,711

Computers & Peripherals  (5.95%)
Cisco Systems, Inc. (b)                            132,000            2,528
EMC Corp. (b)                                      100,100            1,370
International Business Machines Corp.               51,200            4,274

                                                                      8,172

Cosmetics & Toiletries  (3.46%)
Avon Products, Inc.                                 58,400            1,910
Procter & Gamble Co. (c)                            51,200            2,849

                                                                      4,759

Electronics  (2.71%)
General Electric Co. (h)                            63,500            2,191
Koninklijke (Royal) Philips Electronics
  N.V., ADR                                         56,600            1,535

                                                                      3,726

Financial Services  (1.74%)
Morgan Stanley                                      45,200            2,398

Food Processing & Packaging  (0.94%)
Archer Daniels Midland Co.                          56,500            1,296

Health Care  (3.23%)
McKesson Corp.                                      55,300            2,489
Medtronic, Inc.                                     36,300            1,958

                                                                      4,447

Hotels & Motels  (1.05%)
Starwood Hotels & Resorts Worldwide,
  Inc.                                              22,900            1,450

Insurance  (3.25%)
American International Group, Inc.                  37,430            2,253
Genworth Financial, Inc., Class A                   18,200              571
St. Paul Travelers Cos., Inc.                       37,500            1,651

                                                                      4,475

Internet Service Provider  (1.80%)
Yahoo, Inc. (b)                                     74,100            2,470

Manufacturing - Miscellaneous  (2.20%)
3M Co.                                              23,400            1,755
Honeywell International, Inc.                       32,300            1,269

                                                                      3,024

Media  (1.68%)
Viacom, Inc., Class B                               68,900            2,307

Medical Supplies  (1.17%)
Baxter International, Inc.                          40,800            1,602

Oil & Gas Exploration, Production
  & Services  (4.07%)
Anadarko Petroleum Corp.                             5,400              477
Canadian Natural Resources Ltd.                     49,200            2,046
Transocean, Inc. (b)                                37,000            2,088
Unocal Corp.                                        15,200              986

                                                                      5,597

Oil - Integrated Companies  (0.95%)
Amerada Hess Corp. (c)                              11,100            1,308

Oilfield Services & Equipment  (2.16%)
Halliburton Co.                                     32,200            1,805
Schlumberger Ltd. (c)                               13,900            1,164

                                                                      2,969

Pharmaceuticals  (4.21%)
Bristol-Myers Squibb Co. (c)                        66,300            1,656
Johnson & Johnson, Inc.                             13,600              870
Pfizer, Inc.                                       122,324            3,243

                                                                      5,769

Pipelines  (0.39%)
El Paso Corp. (c)                                   45,200              542

Radio & Television  (1.43%)
Comcast Corp., Class A Special Shares
  (b) (c)                                           64,200            1,973

Railroads  (0.39%)
Union Pacific Corp.                                  7,700              541

Real Estate Investment Trust  (1.46%)
Equity Office Properties Trust (c)                  56,787            2,013

Retail - Apparel  (0.75%)
Limited Brands, Inc.                                42,300            1,031

Retail - Discount  (0.58%)
Wal-Mart Stores, Inc.                               16,200              799

Retail - Specialty Stores  (1.02%)
Tiffany & Co. (c)                                   41,100            1,399

Semiconductors  (3.20%)
Applied Materials, Inc.                            109,200            2,015
Freescale Semiconductor, Inc., Class B (b)          58,400            1,504
Texas Instruments, Inc. (c)                         27,600              877

                                                                      4,396

Software & Computer Services  (4.69%)
Microsoft Corp.                                    162,300            4,157
Oracle Corp. (b)                                   167,500            2,275

                                                                      6,432

Telecommunications - Equipment  (1.57%)
Motorola, Inc.                                     102,200            2,165

Utilities - Telecommunications  (1.63%)
Sprint Corp. (c)                                    83,200            2,238

Total Common Stocks (Cost $78,726)                                   90,382


Corporate Bonds  (8.88%)

Aerospace & Defense  (0.07%)
General Dynamics Corp., 4.50%,                          19               19
  8/15/10
Lockheed Martin Corp., 8.50%,                           37               52
  12/1/29
Raytheon Co., 6.15%, 11/1/08                            19               20

                                                                         91

Airlines  (0.04%)
Southwest Airlines Co., 6.50%, 3/1/12 (c)               50               54

Aluminum  (0.08%)
Alcoa, Inc., 5.38%, 1/15/13                            101              105

Automotive  (0.06%)
DaimlerChrysler NA Holding Corp.,
  7.38%, 9/15/06, MTN                                   53               54
DaimlerChrysler NA Holding Corp.,
  8.50%, 1/18/31                                        17               22

                                                                         76

Banks  (1.50%)
Bank of America Corp., 5.25%, 2/1/07                   108              110
Bank of America Corp., 7.40%,
  1/15/11                                               84               95
Bank of America Corp., 5.38%,
  6/15/14                                               90               93
Bank One Corp., 6.88%, 8/1/06                          258              263
European Investment Bank, 7.13%,
  9/18/06                                              223              229
Fifth Third Bancorp., 4.50%, 6/1/18                     63               58
Inter-American Development Bank,
  7.00%, 6/15/25                                        51               63
International Bank for Reconstruction &
  Development, 4.13%, 8/12/09                           58               58
J.P. Morgan Chase & Co., 5.25%,
  5/30/07                                               83               84
J.P. Morgan Chase & Co., 6.75%,
  2/1/11                                                96              105
J.P. Morgan Chase & Co., 5.13%,
  9/15/14                                               99              100
J.P. Morgan Chase Capital XV, 5.88%,
  3/15/35 (c)                                           59               59
Korea Development Bank, 3.88%,
  3/2/09                                                85               83
PNC Funding Corp, 4.20%, 3/10/08                       100               99
Wachovia Corp, 5.50%, 8/1/35                           220              220
Wachovia Corp., 3.63%, 2/17/09                         102               99
Wachovia Corp., 5.25%, 8/1/14                           63               64
Wells Fargo Co., 3.50%, 4/4/08                         102              100
Wells Fargo Co., 5.13%, 9/15/16                         83               84

                                                                      2,066

Beverages  (0.12%)
Anheuser-Busch Cos., Inc., 9.00%,
  12/1/09                                                5                6
Coca-Cola Enterprises, 6.95%, 11/15/26 (c)              65               77
Pepsico, Inc., 3.20%, 5/15/07                           79               77

                                                                        160

Building - Residential & Commercial  (0.26%)
Centex Corp., 8.75%, 3/1/07                            175              185
Pulte Homes, Inc., 4.88%, 7/15/09                      170              168

                                                                        353

Computers & Peripherals  (0.11%)
Hewlett-Packard Co., 6.50%, 7/1/12 (c)                  59               64
International Business Machines Corp.,
  8.38%, 11/1/19                                        62               82

                                                                        146

Consumer Products  (0.04%)
Procter & Gamble Co., 4.30%,
  8/15/08                                               61               61

Electronics  (0.06%)
General Electric Co., 5.00%, 2/1/13 (c)                 75               76


Environmental Control  (0.01%)
Waste Management, Inc., 7.75%,
  5/15/32 (c)                                           15               19

Financial Services  (2.81%)
Boeing Capital Corp., 5.75%, 2/15/07                    19               19
Boeing Capital Corp., 5.80%, 1/15/13                    28               30
Caterpillar Financial Services Corp.,
  2.59%, 7/15/06 (c)                                   188              185
Citigroup Inc., 5.00%, 3/6/07 (c)                       84               85
Citigroup Inc., 5.00%, 9/15/14                          88               88
Citigroup, Inc., 5.75%, 5/10/06                        278              280
Citigroup, Inc., 3.50%, 2/1/08                          94               92
Citigroup, Inc., 6.50%, 1/18/11                         59               64
Countrywide Home Loan, 5.50%,
  8/1/06                                               300              302

Credit Suisse First Boston USA, Inc.,
  4.70%, 6/1/09                                         99               99
Credit Suisse First Boston USA, Inc.,
  6.50%, 1/15/12                                        82               90
Ford Motor Credit Co., 6.50%,
  1/25/07                                               71               72
Ford Motor Credit Co., 6.63%, 6/16/08 (c)              106              106
Ford Motor Credit Co., 7.25%,
  10/25/11                                              41               40
General Electric Capital Corp., 5.38%,
  3/15/07, MTN                                          90               92
General Electric Capital Corp., 6.75%,
  3/15/32, MTN (c)                                     114              137
Goldman Sachs Group, Inc., 4.13%,
  1/15/08                                              126              125
Goldman Sachs Group, Inc., 6.65%,
  5/15/09                                               42               45
Household Finance Corp., 4.13%,
  12/15/08 (c)                                         256              252
International Lease Finance Corp.,
  5.88%, 5/1/13                                        151              157
MBNA Corp., 6.13%, 3/1/13                              230              246
Merrill Lynch & Co., Inc., 3.70%,
  4/21/08, MTN                                          42               41
Merrill Lynch & Co., Inc., 6.00%,
  2/17/09                                              164              171
Merrill Lynch & Co., Inc., 6.88%,
  11/15/18                                              20               23
Morgan Stanley Group, Inc., 6.88%,
  3/1/07                                               178              185
National Rural Utilities, 6.00%,
  5/15/06                                              220              223
Residential Capital Corp., 6.38%,
  6/30/15 (d)                                          225              229
SLM Corp., 4.00%, 1/15/09, MTN                         142              139
Textron Financial Corp., 5.88%,
  6/1/07                                                29               30
Toyota Motor Credit Corp., 4.35%,
  12/15/10 (c)                                          21               21
Unilever Capital Corp., 7.13%,
  11/1/10                                                5                6
Verizon Global Funding Corp, 4.00%,
  1/15/08 (c)                                           91               90
Verizon Global Funding Corp., 7.38%,
  9/1/12                                                92              106

                                                                      3,870

Food Processing & Packaging  (0.14%)
Conagra Foods, Inc., 8.25%, 9/15/30 (c)                 40               53
General Mills, Inc., 6.00%, 2/15/12                     51               54
Kellogg Co., 7.45%, 4/1/31                              45               59
Kraft Foods, Inc., 4.63%, 11/1/06                       25               25
Kraft Foods, Inc., 4.13%, 11/12/09                       5                5

                                                                        196

Governments - Foreign  (0.99%)
Italy, Government International Bond,
  2.75%, 12/15/06                                      169              166
Province of Manitoba, 4.25%,
  11/20/06                                             152              152
Province of Ontario, 3.50%, 9/17/07 (c)                 98               96
Province of Ontario, 5.50%, 10/1/08                    210              219
Province of Quebec, 5.00%, 7/17/09                      39               40
Province of Quebec, 7.50%, 9/15/29 (c)                 130              174
Republic of Italy, 4.00%, 6/16/08                       75               74
Republic of Italy, 4.50%, 1/21/15 (c)                   75               74
Republic of Italy, 6.88%, 9/27/23                       36               44
Republic of Korea, 8.88%, 4/15/08                       45               50
United Mexican States, 9.88%, 2/1/10                    58               69
United Mexican States, 6.38%, 1/16/13, MTN             106              112
United Mexican States, 8.30%, 8/15/31, MTN (c)          73               90

                                                                      1,360

Health Care  (0.03%)
UnitedHealth Group, Inc., 4.75%,
  2/10/14                                               42               42

Heavy Machinery  (0.07%)
Deere & Co., 6.95%, 4/25/14 (c)                         87              100

Insurance  (0.52%)
Allstate Corp., 7.20%, 12/1/09                         132              145
Chubb Corp., 6.00%, 11/15/11                           104              110
Citizens Property Insurance, 6.85%,
  8/25/07, MBIA (d)                                     20               21
Metlife, Inc., 5.70%, 6/15/35                          430              435

                                                                        711

Manufacturing - Miscellaneous  (0.05%)
Tyco International Group SA, 6.13%,
  1/15/09 (c)                                           33               35
Tyco International Group SA, 6.88%,
  1/15/29                                               24               28

                                                                         63

Medical Supplies  (0.03%)
Baxter International, Inc., 5.25%,
  5/1/07                                               43               44

Metal - Diversified  (0.16%)
Falconbridge Ltd., 6.20%, 6/15/35                      225              226

Pharmaceuticals  (0.16%)
Bristol-Myers Squibb Co., 5.75%,
  10/1/11                                               41               43
Wyeth, 5.50%, 3/15/13                                  177              183

                                                                        226

Pipelines  (0.11%)
Consolidated Natural Gas, 6.25%,
  11/1/11                                               79               84
Duke Energy Field Services, 7.88%,                      57               65
  8/16/10

                                                                        149

Railroads  (0.15%)
Norfolk Southern Corp., 7.25%,
  2/15/31                                               90              112
Union Pacific Co., 6.65%, 1/15/11                       81               88

                                                                        200

Real Estate  (0.11%)
EOP Operating LP, 7.00%, 7/15/11                        90               99
ERP Operating LP, 5.20%, 4/1/13                         56               56

                                                                        155

Restaurants  (0.04%)
McDonald's Corp., 6.00%, 4/15/11                        55               59

Retail - Department Stores  (0.01%)
May Department Stores Co., 6.70%,
  7/15/34                                               18               20

Retail - Discount  (0.09%)
Target Corp., 5.38%, 6/15/09                            38               39
Wal-Mart Stores, 4.38%, 7/12/07                         20               20
Wal-Mart Stores, 6.88%, 8/10/09                         36               39
Wal-Mart Stores, 7.55%, 2/15/30                         15               20

                                                                        118

Telecommunications - Cellular  (0.09%)
New Cingular Wireless Services, 7.50%,
 5/1/07                                                 19               20
New Cingular Wireless Services, 8.13%,
 5/1/12                                                 13               15
New Cingular Wireless Services, 8.75%,
 3/1/31                                                 31               44
Verizon Wireless Capital LLC, 5.38%,
  12/15/06                                              20               20
Vodafone Group PLC, 5.00%, 12/16/13 (c)                 19               19

                                                                        118

Telecommunications - Equipment  (0.02%)
Motorola, Inc., 7.63%, 11/15/10 (c)                     29               33

Utilities - Electric  (0.64%)
American Electric Power, 4.71%,
  8/16/07                                              230              231
Constellation Energy Group, Inc.,
  7.00%, 4/1/12                                         97              107
Constellation Energy Group, Inc.,
  7.60%, 4/1/32 (c)                                     73               90
Dominion Resources, Inc., 6.25%,
  6/30/12                                               99              106
Dominion Resources, Inc., 6.30%,
  3/15/33                                               47               50
Exelon Generation Co., LLC, 6.95%,
  6/15/11 (c)                                          147              163
Hydro-Quebec, 8.40%, 1/15/22                            71               98
Pacific Gas & Electric Co., 6.05%,
  3/1/34                                                33               35

                                                                        880

Utilities - Telecommunications  (0.31%)
Bellsouth Capital Funding, 7.75%,
  2/15/10                                               53               60
Bellsouth Corp., 6.00%, 11/15/34                        38               40
Deutsche Telekom International Finance
  BV, 8.75%, 6/15/30 (c)                                76              101
France Telecom, 8.00%, 3/1/11                           70               80
SBC Communications, Inc., 5.10%,
  9/15/14                                               66               66
Sprint Capital Corp., 6.13%, 11/15/08                   19               20
Sprint Capital Corp., 8.38%, 3/15/12                    13               15
Sprint Capital Corp., 6.90%, 5/1/19                     15               17
Sprint Capital Corp., 6.88%, 11/15/28 (c)               27               31

                                                                        430

Total Corporate Bonds (Cost $12,186)                                 12,207


Tax Exempt Municipal Bonds  (0.63%)

California  (0.10%)
Acalanes Unified High School District,
  GO, 5.00%, 8/1/24, Callable 8/1/15 @
  100, FGIC                                            130              139

Colorado  (0.10%)
Mesa County Valley School District
  Number 051, Grand Junction, Series A,
  GO, 5.00%, 12/1/23, Callable 12/1/14 @
  100, MBIA                                            130              138

Connecticut  (0.10%)
State, Series D, GO, 5.00%, 12/1/24,
Callable 12/1/14 @ 100, MBIA                           130              139

Florida  (0.20%)
Miami-Dade County, Stormwater
  Utilities Revenue, 5.00%, 4/1/25,
  Callable 4/1/15 @ 100, MBIA                          260              277

Illinois  (0.01%)
North Chicago, Series B, 5.00%,
  11/1/25, Callable 11/1/15 @ 100, FGIC                 10               11

Texas  (0.12%)
Fort Worth Water & Sewer Revenue,
  5.00%, 2/15/24, Callable 2/15/14 @ 100,
  FSA                                                  160              168

Total Tax Exempt Municipal Bonds (Cost $865)                            872

U.S. Government Agencies  (1.91%)

Federal Home Loan Bank  (0.22%)
2.10%, 10/13/06 (c)                                    120              117
3.38%, 9/14/07 (c)                                     195              192

                                                                        309

Federal Home Loan Mortgage Corp.  (0.80%)
2.75%, 10/15/06 (c)                                    722              710
3.88%, 1/12/09 (c)                                     209              205
4.50%, 1/15/14 (c)                                     190              190

                                                                      1,105

Federal National Mortgage Association  (0.89%)
2.75%, 8/11/06 (c)                                       3                3
3.75%, 5/17/07 (c)                                     210              208
3.65%, 10/15/08                                        115              113
5.25%, 1/15/09 (c)                                     200              206
7.13%, 6/15/10 (c)                                      45               50
6.25%, 2/1/11 (c)                                      236              254
6.13%, 3/15/12 (c)                                     260              284
4.75%, 2/21/13, Callable 2/21/06 @ 100 (c)              65               64
4.38%, 7/17/13, Callable 7/17/06 @ 100 (c)              25               24

                                                                      1,206

Total U.S. Government Agencies (Cost $2,642)                          2,620


U.S. Government Mortgage Backed  (11.73%)

Federal Home Loan Mortgage Corp.  (1.60%)
4.50%, 9/1/18-12/1/18                                  505              497
5.00%, 7/1/18-12/1/33                                  998              990
5.50%, 10/1/17                                          61               62
6.50%, 5/1/26-7/1/32                                   396              411
7.00%, 10/1/28-4/1/32                                  129              135
8.00%, 6/1/30                                           27               29
8.50%, 7/1/21-4/1/29                                    65               70

                                                                      2,194

Federal National Mortgage Association  (9.44%)
4.50%, 6/1/18-11/1/18                                  755              744
4.76%*, 11/1/34                                        813              814
4.87%*, 11/1/34                                        132              132
5.00%, 6/1/18-8/1/35 (c) (g)                         2,518            2,491
5.24%, 6/1/35                                          258              261
5.50%, 7/1/18-2/1/35                                 5,441            5,488
5.92%, 2/1/12                                          476              504
6.00%, 5/15/09-12/1/33                                 982            1,004
6.25%, 5/15/29 (c)                                     292              349
6.50%, 3/1/29-8/1/33                                   490              507
7.00%, 5/1/22-12/1/27                                   13               14
7.50%, 3/1/27                                           56               60
8.00%, 6/1/12-3/1/30                                   340              365
8.50%, 11/1/17                                          14               15
9.50%, 10/1/21                                          49               54
10.00%, 11/1/13                                         51               55
10.50%, 11/1/13                                         63               68
11.00%, 11/1/13                                         65               71

                                                                     12,996

Government National Mortgage Assoc.  (0.69%)
6.00%, 7/15/29-1/15/34                                 354              365
6.50%, 7/15/28                                          11               11
7.00%, 12/15/25-4/15/28                                145              154
7.50%, 8/15/29                                          56               59
8.50%, 12/15/17                                        169              183
9.50%, 7/15/09-7/15/25                                 158              175

                                                                        947

Total U.S. Government Mortgage Backed (Cost $16,177)                 16,137


U.S. Treasury Obligations  (2.59%)

U.S. Treasury Bonds  (0.38%)
8.88%, 2/15/19 (c)                                     109              157
8.00%, 11/15/21 (c)                                    112              156
5.38%, 2/15/31                                         184              210

U.S. Treasury Notes  (2.21%)
5.75%, 11/15/05 (c)                                      5                5
2.63%, 11/15/06 (c)                                    250              246
3.88%, 5/15/09 (c)                                      49               49
3.63%, 6/15/10                                          12               12
4.38%, 8/15/12 (c)                                     376              381
4.25%, 8/15/13 (c)                                     309              309
4.13%, 5/15/15 (c)                                   1,490            1,471
6.25%, 8/15/23 (c)                                     468              564

                                                                      3,037

Total U.S. Treasury Obligations (Cost $3,586)                         3,560


Short-Term Securities Held as Collateral for Securities Lending (15.99%)

Pool of various securities for
Victory Funds - footnote i
(Securities Lending)                                21,991           21,991

Total Short-Term Securities Held
  as Collateral for Securities Lending                               21,991

Total Investments (Cost $147,665) (a)   -   115.71%                 159,121

Liabilities in excess of other assets   -   (15.71)%                (21,608)

NET ASSETS   -   100.00%                                           $137,513

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Convertible Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                  Principal
                                                    Amount            Value

Common Stocks  (1.8%)

Commercial Services  (0.9%)
Cendant Corp.                                       28,000          $   598

Health Care  (0.9%)
McKesson Corp.                                      12,612              568

Total Common Stocks (Cost $931)                                       1,166


Convertible Bonds  (66.1%)

Advertising  (1.0%)
Lamar Advertising Co., Convertible
  Subordinated Notes, 2.88%, 12/31/10                  650              681

Agriculture  (2.3%)
Bunge Ltd. Finance Corp., Convertible
  Subordinated Notes, 3.75%, 11/15/22,
  Callable 11/22/05 @ 101.50                           225              429
Bunge Ltd. Finance Corp., Convertible
  Subordinated Notes, 3.75%, 11/15/22,
  Callable 11/22/05 @ 101.50 (d)                       565            1,079

                                                                      1,508

Biotechnology  (1.6%)
Amgen, Inc., Convertible Subordinated
  Notes, 0.00%, 3/1/32, Callable 3/1/07 @ 75.54      1,360            1,063

Broadcasting/Cable  (2.9%)
Liberty Media Corp., Convertible
  Subordinated Notes, 0.75%, 3/30/23,
  Callable 4/5/08 @ 100 (d)                            810              865
Liberty Media Corp., Convertible
  Subordinated Notes, 3.50%, 1/15/31,
  Callable 1/15/06 @ 100 (d)                         1,055            1,016

                                                                      1,881

Computer - Peripherals  (1.7%)
EMC Corp., Convertible Subordinated
  Notes, 4.50%, 4/1/07, Callable 4/2/06 @
  100.90                                             1,025            1,104

Construction  (2.8%)
Fluor Corp., Convertible Subordinated
  Notes, 1.50%, 2/15/24, Callable 2/16/09
  @ 100                                              1,480            1,822

Electronics  (1.0%)
L-3 Communications Corp., Convertible
  Subordinated Notes, 3.00%, 8/1/35,
  Callable 2/1/11 @ 100 (d)                            635              645

Entertainment  (6.0%)
Carnival Corp., Convertible
  Subordinated Notes, 2.00%, 4/15/21,
  Callable 4/15/08 @ 100                               705              961
GTECH Holdings Corp., Convertible
  Subordinated Notes, 1.75%, 12/15/21,
  Callable 12/15/06 @ 100                              520            1,133
Walt Disney Co., Convertible
  Subordinated Notes, 2.13%, 4/15/23,
  Callable 4/15/08 @ 100                             1,725            1,777

                                                                      3,871

Financial Services  (1.0%)
Morgan Stanley, Convertible
  Subordinated Notes, 0.25%, 11/1/11,
  Callable 9/29/06 @ 100 (d)                           550              624

Heavy Machinery  (4.4%)
Tyco International Group SA,
Convertible Subordinated Notes, 3.13%,
1/15/23, Callable 1/20/08 @ 101.82                   1,985            2,844

Instruments - Controls  (1.0%)
Thermo Electron Corp., Convertible
  Subordinated Notes, 3.25%, 11/1/07,
  Continuously Callable @ 100                          650              635

Insurance  (2.5%)
AON Corp., Convertible Subordinated
  Notes, 3.50%, 11/15/12, Callable
  11/19/07 @ 101                                       605              759
AON Corp., Convertible Subordinated
  Notes, 3.50%, 11/15/12, Callable
  11/19/07 @ 101 (d)                                   350              439
Horace Mann Educators, Convertible
  Subordinated Notes, 1.43%, 5/14/32,
  Callable 5/14/07 @ 47.50                           1,000              466

                                                                      1,664

Internet Service Provider  (1.8%)
Yahoo, Inc., Convertible Subordinated
  Notes, 0.00%, 4/1/08                                 725            1,197

Medical Products/Supplies  (1.7%)
Henry Schein, Inc., Convertible
  Subordinated Notes, 3.00%, 8/15/34,
  Callable 8/20/10 @ 100 (d)                         1,000            1,126

Medical Services  (1.1%)
Medimmune, Inc., Convertible
  Subordinated Notes, 1.00%, 7/15/23,
  Callable 7/15/06 @ 100                               750              722

Mining  (3.1%)
Inco Ltd., Convertible Subordinated
  Notes, 1.00%, 3/14/23, Callable 3/19/10
  @ 94.12                                              505              681
Inco Ltd., Convertible Subordinated
  Notes, 1.00%, 3/14/23, Callable 3/19/10
  @ 94.12 (d)                                          250              337
Placer Dome, Inc., Convertible
  Subordinated Notes, 2.75%, 10/15/23,
  Callable 10/20/10 @ 100.83 (d)                       645              653
Placer Dome, Inc., Convertible
  Subordinated Notes, 2.75%, 10/15/23,
  Callable 10/20/10 @ 100.83                           365              370

                                                                      2,041

Oil & Gas Exploration,
  Production & Services  (1.1%)
Devon Energy Corp., Convertible
  Subordinated Notes, 4.90%, 8/15/08,
  Callable 8/15/05 @ 101.50                             94              108
Diamond Offshore Drilling, Inc.,
  Convertible Subordinated Notes, 1.50%,
  4/15/31, Callable 4/15/08 @ 100                      370              463
Sunoco, Inc., Convertible Subordinated
  Notes, 6.75%, 6/15/12, Continuously
  Callable @ 100                                        58              178

                                                                        749

Oilfield Services & Equipment  (6.3%)
Cooper Cameron Corp., Convertible
  Subordinated Notes, 1.50%, 5/15/24,
  Callable 5/15/09 @ 100                               600              707
Halliburton Co., Convertible
  Subordinated Notes, 3.13%, 7/15/23,
  Callable 7/15/08 @ 100                               155              243
Halliburton Co., Convertible
  Subordinated Notes, 3.13%, 7/15/23,
  Callable 7/15/08 @ 100 (d)                         1,025            1,603
Schlumberger Ltd., Convertible
  Subordinated Notes, 2.13%, 6/1/23,
  Callable 6/6/10 @ 100                                400              467
Schlumberger Ltd., Convertible
  Subordinated Notes, 2.13%, 6/1/23,
  Callable 6/6/10 @ 100 (d)                            875            1,022

                                                                      4,042

Pharmaceuticals  (5.8%)
Alza Corp., Convertible Subordinated
  Notes, 0.00%, 7/28/20, Callable 7/28/06
  @ 65.91 (d)                                          250              220
Alza Corp., Convertible Subordinated
  Notes, 0.00%, 7/28/20, Callable 7/28/06
  @ 65.91                                            1,283            1,127
Teva Pharmaceutical Financial, 0.50%,
  2/1/24, Callable 8/1/08 @ 100                      1,300            1,268
Watson Pharmaceuticals, Inc.,
  Convertible Subordinated Notes, 1.75%,
  3/15/23, Callable 3/20/08 @ 100                      300              292
Watson Pharmaceuticals, Inc.,
  Convertible Subordinated Notes, 1.75%,
  3/15/23, Callable 3/20/08 @ 100 (d)                  935              910

                                                                      3,817

Pipelines  (1.6%)
Noram Energy, Convertible
  Subordinated Notes, 6.00%, 3/15/12,
  Continuously Callable @ 100                        1,049            1,049

Real Estate Investment Trusts  (0.5%)
Vornado Realty L.P., Convertible
  Subordinated Notes, 3.88%, 4/15/25,
  Callable 4/18/12 @ 100                               305              324

Restaurants  (1.6%)
Triarc Cos., Convertible Subordinated
  Notes, 5.00%, 5/15/23, Callable 5/20/10
  @ 100                                                800            1,026

Retail - Discount  (1.4%)
Costco Wholesale Corp., Convertible
  Subordinated Notes, 0.00%, 8/19/17,
  Callable 8/19/05 @ 65.94                             865              904

Retail - Specialty Stores  (3.3%)
Lowes Cos., Inc., Convertible
  Subordinated Notes, 0.86%, 10/19/21,
  Callable 10/19/06 @ 86.10                          1,340            1,541
TJX Cos., Inc., Convertible
  Subordinated Notes, 0.00%, 2/13/21,
  Callable 2/13/07 @ 75.68                             785              630

                                                                      2,171

Semiconductors  (2.2%)
Credence Systems Corp., Convertible
  Subordinated Notes, 1.50%, 5/15/08, (d)              550              611
Credence Systems Corp., Convertible
  Subordinated Notes, 1.50%, 5/15/08                   250              278
Veeco Instruments, Inc., Convertible
  Subordinated Notes, 4.13%, 12/21/08,
  Callable 12/21/05 @ 101.77 (d)                       600              547

                                                                      1,436

Software & Computer Services  (0.8%)
ASML Holding NV, Convertible
  Suborinated Notes, 5.75%, 10/15/06 (d)               500              549

Telecommunications - Services
  & Equipment  (2.4%)
Harris Corp., Convertible Subordinated
  Notes, 3.50%, 8/15/22, Callable 8/18/07
  @ 100                                                925            1,554

Transportation Services  (1.3%)
GATX Corp., Convertible Subordinated
  Notes, 5.00%, 8/15/23, Callable 8/15/08
  @ 100                                                225              361
GATX Corp., Convertible Subordinated
  Notes, 5.00%, 8/15/23, Callable 8/15/08
  @ 100 (d)                                            300              481

                                                                        842

Utilities - Telecommunications  (1.9%)
CenturyTel, Inc., Convertible
  Subordinated Notes, 4.75%, 8/1/32,
  Callable 8/5/06 @ 102.85                           1,220            1,267

Total Convertible Bonds (Cost $38,668)                               43,158

Convertible Preferred Stock  (30.4%)

Aerospace/Defense  (2.4%)
Northrop Grumman Corp., Series B,
  7.00%                                             12,540            1,564

Automotive  (2.0%)
Ford Motor Co. Capital Trust II,
  6.50%                                             17,250              720
General Motors, Series A, 4.50%                     24,100              594

                                                                      1,314

Banks  (2.2%)
Marshall & Ilsley Corp., 6.50%                      26,646              741
Washington Mutual, Inc., 5.38%                      12,400              667

                                                                      1,408

Energy  (0.8%)
Southern Union Co., 5.00%                           10,300              522

Financial Services  (7.2%)
Fannie Mae, 5.38%                                       23            2,187
Lehman Brothers Holdings, Inc.,
  6.25%                                             29,130              757
Newell Financial Trust I, 5.25%                     41,200            1,823

                                                                      4,767

Insurance  (5.0%)
Fortis Insurance NV, 7.75% (d)                         550              610
PMI Group, Inc., 5.88%                              53,300            1,331
Travelers Property Casualty Corp., 4.50%            57,646            1,383

                                                                      3,324

Medical Equipment & Supplies  (2.0%)
Baxter International, Inc., 7.00%                   22,900            1,290

Office Equipment & Supplies
  (Non-Computer Related)  (0.9%)
Xerox Corp, 6.25%                                    5,000              577

Oil-Integrated Companies  (1.5%)
Amerada Hess Corp., 7.00%                            9,630              980

Pharmaceuticals  (1.1%)
Schering-Plough Corp., 6.00%                        13,300              728

Real Estate Investment Trusts  (1.8%)
Equity Office Properties Trust, Series B,
  5.25%                                              9,350              487
Simon Property Group, Inc., 6.00%                   10,111              673

                                                                      1,160

Savings & Loans  (1.0%)
New York Community Capital Trust V,
  6.00%                                             12,346              636

Utilities - Electric  (2.5%)
American Electric Power, 9.25%                      20,000              958
FPL Group, Inc., 8.00%                              10,095              660

                                                                      1,618

Total Convertible Preferred Stock (Cost $19,420)                     19,888

Total Investments (Cost $59,019) (a)   -   98.3%                     64,212

Other assets in excess of liabilities   -   1.7%                      1,102

NET ASSETS   -   100.0%                                             $65,314

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Intermediate Income Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands)


                                                 Principal
                                                    Amount            Value

Collateralized Mortgage Obligations  (13.2%)

Bear Stearns Commercial Mortgage
  Securities, Series 2001-TOP2, Class A2,
  6.48%, 2/15/35                                   $   885         $    956
Bear Stearns Commercial Mortgage
  Securities, Series 2004-PWR3, Class A2,
  3.87%, 2/11/41                                       910              882
DLJ Commercial Mortgage Corp., Series
  1999-CG2, Class A1B, 7.30%, 6/10/32                  868              944
Fannie Mae Grantor Trust, Series
  2001-T7, Class A1, 7.50%, 2/25/41                    622              656
Fannie Mae Whole Loan, Series
  2002-W3, Class A5, 7.50%, 1/25/28                     92               98
Fannie Mae Whole Loan, Series
  2002-W7, Class A5, 7.50%, 2/25/29                    959            1,007
Fannie Mae Whole Loan, Series
  2003-W10, Class 3A3, 2.98%, 6/25/40                   73               71
Fannie Mae Whole Loan, Series
  2003-W12, Class 1A6, 4.50%, 6/25/43                5,175            5,145
Fannie Mae Whole Loan, Series
  2003-W18, Class 1A5, 4.61%, 8/25/43                2,059            2,047
FHLMC Structured Pass Through Securities,
  Series T-42, Class A5, 7.50%, 2/25/42                883              935
First Union National Bank Commercial
  Mortgage, Series 2001-C2, Class A1,
  6.20%, 1/12/43                                     1,192            1,234
GE Capital Commercial Mortgage
  Corp., Series 2003-C2, Class A2, 4.17%,
  7/10/37                                              910              897
Government National Mortgage Assoc.,
  Series 2002-53, Class AH, 8.00%,
  1/16/17                                            1,164            1,220
Government National Mortgage Assoc.,
  Series 2003-22, Class AH, 8.00%,
  6/16/21                                            1,670            1,773
JP Morgan Chase Commercial Mortgage
  Securities, Series 2001-CIB3, Class A3,
  6.47%, 11/15/35                                    1,133            1,230
JP Morgan Chase Commercial Mortgage
  Securities, Series 2004-CBX, Class A5,
  4.65%, 1/12/37                                     1,200            1,187
JP Morgan Mortgage Trust, Series
  2005-A1, Class IB1, 4.93%, 2/25/35                 1,050            1,033
JP Morgan Mortgage Trust, Series
  2005-A2, Class B1, 4.73%*, 4/25/35                 1,301            1,277
JP Morgan Mortgage Trust, Series
  2005-A3, Class 1B1, 4.99%, 6/25/35                    54               54
JP Morgan Mortgage Trust, Series
  2005-A3, Class 7CA1, 5.17%*, 6/25/35                  57               57
LB-UBS Commercial Mortgage Trust,
  Series 2004-C8, Class A4, 4.51%,
  12/15/29                                             350              345
Morgan Stanley Capital I, Series
  2004-T13, Class A4, 4.66%, 9/13/45                   910              896
Structured Adjustable Rate Mortgage
  Loan Trust, Series 2004-4, Class B1,
  4.42%*, 4/25/34                                      588              582

                                                                     24,526

Total Collateralized Mortgage Obligations (Cost $25,169)             24,526


Commercial Paper  (0.1%)

HSBC Finance Corp., 3.32%, 8/1/05                      180              180

Total Commercial Paper (Cost $180)                                      180


Corporate Bonds  (39.3%)

Aerospace & Defense  (0.2%)
General Dynamics Corp., 4.50%,
  8/15/10                                              136              136
Raytheon Co., 6.15%, 11/1/08                           171              178

Airlines  (0.1%)
Southwest Airlines Co., 6.50%, 3/1/12                  217              233

Aluminum  (0.5%)
Alcoa, Inc., 5.38%, 1/15/13                            850              882

Automotive  (0.3%)
DaimlerChrysler North America Holding
  Corp., 7.38%, 9/15/06, MTN                           244              252
DaimlerChrysler North America Holding
  Corp., 7.30%, 1/15/12                                221              244

                                                                        496

Banks  (8.7%)
Asian Development Bank, 4.88%,
  2/5/07, MTN                                          540              546
Bank of America Corp., 5.25%, 2/1/07                   868              881
Bank of America Corp., 7.40%,
  1/15/11                                              564              641
Bank of America Corp., 5.38%,
  6/15/14                                              800              829
Bank One Corp., 6.88%, 8/1/06                        2,322            2,376
European Investment Bank, 4.88%,
  9/6/06                                               180              181
European Investment Bank, 7.13%,
  9/18/06                                            3,474            3,582
International Bank for Reconstruction
  and Development, 4.13%, 8/12/09                      416              416
JP Morgan Chase & Co., 5.25%,
  5/30/07                                              718              729
JP Morgan Chase & Co., 3.63%,
  5/1/08                                               784              767
JP Morgan Chase & Co., 6.75%,
  2/1/11                                               906              987
Korea Development Bank, 3.88%,
  3/2/09                                               420              408
Marshall & Ilsley Corp., 4.38%,
  8/1/09                                               509              505
Mellon Funding Corp., 4.88%,
  6/15/07                                              520              522
National City Corp., 4.90%, 1/15/15                    756              749
Wachovia Corp., 3.63%, 2/17/09                         787              765
Wachovia Corp., 5.25%, 8/1/14                          363              370
Wells Fargo Co., 3.50%, 4/4/08                         784              766

                                                                     16,020

Beverages  (0.1%)
Anheuser-Busch Cos., Inc., 9.00%,
  12/1/09                                               51               60
PepsiCo, Inc., 3.20%, 5/15/07                           96               94

                                                                        154

Brokerage Services  (0.6%)
Merrill Lynch & Co., Inc., 3.70%,
  4/21/08, MTN                                         373              366
Merrill Lynch & Co., Inc., 6.00%,
  2/17/09                                              707              738

                                                                      1,104

Building - Residential and Commercial  (0.4%)
Centex Corp., 8.75%, 3/1/07                            755              798

Computers & Peripherals  (0.5%)
Hewlett-Packard Co., 6.50%, 7/1/12 (c)                 236              257
International Business Machine Corp.,
 4.25%, 9/15/09                                        494              489
International Business Machine Corp.,
  4.75%, 11/29/12                                      115              116

                                                                        862

Cosmetics & Toiletries  (0.4%)
Procter & Gamble Co., 4.30%,
  8/15/08                                              714              713

Electrical Services  (0.3%)
Dominion Resources, Inc., 6.25%,
  6/30/12                                              485              518

Electronics  (0.4%)
General Electric Co., 5.00%, 2/1/13                    640              648

Environmental Control  (0.3%)
Waste Management, Inc., 6.38%,
  11/15/12                                             500              537

Financial Services  (13.7%)
Boeing Capital Corp., 5.65%, 5/15/06                 1,266            1,282
Boeing Capital Corp., 5.75%, 2/15/07                    88               90
Boeing Capital Corp., 5.80%, 1/15/13                   259              275
Caterpillar Financial Services Corp.,
  2.59%, 7/15/06, MTN                                  824              811
Citigroup, Inc., 5.75%, 5/10/06                      1,622            1,641
Citigroup, Inc., 3.50%, 2/1/08                         725              709
Citigroup, Inc., 6.50%, 1/18/11                        703              763
Citigroup, Inc., 5.00%, 9/15/14                        623              624
Countrywide Home Loan, 5.50%,
  8/1/06                                             1,030            1,042
Credit Suisse First Boston USA, Inc.,
  4.70%, 6/1/09                                        875              878
Credit Suisse First Boston USA, Inc.,
  6.50%, 1/15/12                                       687              750
Ford Motor Credit Co., 6.50%,
  1/25/07                                              595              601
Ford Motor Credit Co., 6.63%,
  6/16/08                                              451              451
Ford Motor Credit Co., 7.25%,
  10/25/11                                             149              147
General Electric Capital Corp., 5.38%,
  3/15/07, MTN                                         394              401
General Electric Capital Corp., 6.13%,
  2/22/11, MTN                                         145              155
General Electric Capital Corp., 5.88%,
  2/15/12, MTN                                         887              940
Goldman Sachs Group, Inc., 4.13%,
  1/15/08                                            1,579            1,566
Goldman Sachs Group, Inc., 6.65%,
  5/15/09                                              373              398
Household Finance Co., 6.38%,
  10/15/11                                             230              247
Household Finance Corp., 4.13%,
  12/15/08                                           3,044            2,992
International Lease Finance Corp.,
  5.88%, 5/1/13                                        685              712
John Deere Capital Corp., 7.00%,
  3/15/12                                               51               57
Lehman Brothers Holdings, Inc., 6.25%,
  5/15/06                                              180              183
MBNA Corp., 6.13%, 3/1/13                              975            1,043
Morgan Stanley Group, Inc., 6.88%,
  3/1/07                                             1,831            1,897
National Rural Utilities, 6.00%,
  5/15/06                                              920              933
National Rural Utilities, 7.25%, 3/1/12,
  MTN                                                  230              262
Residential Capital Corp., 6.38%,
  6/30/10 (d)                                        1,040            1,057
SLM Corp., 4.00%, 1/15/09, MTN (d)                     815              800
Textron Financial Corp., 5.88%,
  6/1/07                                               269              275
Toyota Motor Credit Corp., 4.35%,
  12/15/10                                             198              197
Unilever Capital Corp., 7.13%,
  11/1/10                                               90              100
Verizon Global Funding Corp., 4.00%,
  1/15/08                                              639              633
Verizon Global Funding Corp., 7.38%,
  9/1/12                                               611              702

                                                                     25,614

Food Production - Diversified  (0.3%)
General Mills, Inc., 6.00%, 2/15/12                    470              502
Kraft Foods, Inc., 4.63%, 11/1/06                       45               45
Kraft Foods, Inc., 4.13%, 11/12/09                     100               98

                                                                        645

Governments - Foreign  (4.2%)
Italy, Government International Bond,
  2.75%, 12/15/06                                    1,165            1,142
Province of Manitoba, 4.25%,
  11/20/06                                           1,173            1,175
Province of Ontario, 3.50%, 9/17/07                    792              779
Province of Ontario, 5.50%, 10/1/08                    895              927
Province of Quebec, 5.00%, 7/17/09                     295              300
Republic of Italy, 4.00%, 6/16/08                      770              763
Republic of Italy, 4.50%, 1/21/15                      695              684
Republic of Korea, 8.88%, 4/15/08                      385              429
United Mexican States, 9.88%, 2/1/10                   419              501
United Mexican States, 6.38%, 1/16/13, MTN             970            1,025

                                                                      7,725

Health Care  (0.2%)
UnitedHealth Group, Inc., 4.75%,
  2/10/14                                              290              288

Home Builders  (0.4%)
Pulte Homes, Inc., 4.88%, 7/15/09                      710              702

Insurance  (0.9%)
Allstate Corp., 7.20%, 12/1/09                         653              717
Chubb Corp., 6.00%, 11/15/11                           586              622
Citizens Property Insurance, 6.85%,
  8/25/07, MBIA (d)                                     90               94
Marsh & Mclennan Cos., Inc., 5.38%,
  3/15/07                                              240              242

                                                                      1,675

Manufacturing  (0.2%)
Tyco International Group SA, 6.13%,
  1/15/09                                              286              299

Medical Supplies  (0.2%)
Baxter International, Inc., 5.25%,
  5/1/07                                               290              293

Pharmaceuticals  (0.6%)
Bristol-Meyers Squibb Co., 5.75%,
  10/1/11                                              222              234
Wyeth, 5.50%, 3/15/13                                  801              829

                                                                      1,063

Pipelines  (0.5%)
Consolidated Natural Gas, 6.25%,
  11/1/11                                              658              706
Duke Energy Field Services, 7.88%,
  8/16/10                                              274              310

                                                                      1,016

Railroads  (0.6%)
Norfolk Southern Corp., 7.35%,
  5/15/07                                              592              621
Union Pacific Corp., 6.65%, 1/15/11                    509              555

                                                                      1,176

Real Estate  (0.6%)
EOP Operating LP, 7.00%, 7/15/11                       720              790
ERP Operating LP, 5.20%, 4/1/13                        323              325

                                                                      1,115

Restaurants  (0.5%)
McDonald's Corp., 6.00%, 4/15/11                       857              912

Retail - Department Stores  (0.1%)
May Department Stores Co., 5.75%,
  7/15/14                                              146              151

Retail - Discount  (0.4%)
Target Corp., 5.38%, 6/15/09                           340              351
Wal-Mart Stores, 4.38%, 7/12/07                        203              203
Wal-Mart Stores, 6.88%, 8/10/09                        255              276

                                                                        830

Telecommunications - Cellular  (0.3%)
New Cingular Wireless Services, 7.50%,
  5/1/07                                               142              149
New Cingular Wireless Services, 8.13%,
  5/1/12                                               126              149
Verizon Wireless Capital LLC, 5.38%,
  12/15/06                                             148              151
Vodafone Group PLC, 5.00%,
  12/16/13                                             125              126

                                                                        575

Telecommunications - Equipment  (0.1%)
Motorola, Inc., 7.63%, 11/15/10                        153              172

Utilities - Electric  (1.7%)
American Electric Power, 4.71%,
  8/16/07                                              970              972
Constellation Energy Group, Inc.,
  7.00%, 4/1/12                                      1,082            1,198
Exelon Generation Co. LLC, 6.95%,
  6/15/11 (c)                                          597              659
Pacific Gas & Electric Co., 4.20%,
  3/1/11                                               410              397

                                                                      3,226

Utilities - Telecommunications  (1.0%)
Bellsouth Cap Funding, 7.75%,
  2/15/10                                              482              542
France Telecom, 8.00%, 3/1/11                          416              476
SBC Communications, Inc., 5.10%,
  9/15/14                                              596              599
Sprint Capital Corp., 6.13%, 11/15/08                  144              150
Sprint Capital Corp., 8.38%, 3/15/12                    85              101

                                                                      1,868

Total Corporate Bonds (Cost $72,972)                                 72,624


U.S. Government Agencies  (12.7%)

Federal Home Loan Bank  (1.1%)
3.50%, 5/15/07                                       2,066            2,039

Federal Home Loan Mortgage Corp.  (2.6%)
2.75%, 10/15/06 (c)                                  1,715            1,687
4.50%, 1/15/14                                       1,360            1,358
4.50%, 4/2/14, Callable 4/2/07 @ 100                 1,870            1,824

                                                                      4,869

Federal National Mortgage Association  (8.6%)
2.75%, 8/11/06 (c)                                   7,163            7,064
5.25%, 1/15/09 (c)                                   2,417            2,489
7.13%, 6/15/10 (c)                                     443              495
6.25%, 2/1/11 (c)                                    1,329            1,428
6.13%, 3/15/12                                       3,310            3,615
4.75%, 2/21/13, Callable 2/21/06 @ 100                 470              465
4.38%, 7/17/13, Callable 7/17/06 @ 100                 247              240

                                                                     15,796

Small Business Administration  (0.4%)

Small Business Administration, Series
  1999-20D, Class 1, 6.15%, 4/1/19                     745              779

Total U.S. Government Agencies (Cost $23,747)                        23,483


U.S. Government Mortgage Backed  (6.7%)

Federal Home Loan Mortgage Corp.  (0.4%)
6.00%, 2/1/13                                          124              128
7.00%, 10/1/28-1/1/30                                   28               30
7.50%, 4/1/28                                           33               35
8.00%, 6/1/17                                          434              464
8.50%, 7/1/21-4/1/29                                    41               45

                                                                        702

Federal National Mortgage Association  (5.7%)
4.58%, 1/1/35                                          908              910
4.80%, 1/1/35                                        6,200            6,197
5.24%, 6/1/35                                          588              594
6.50%, 9/1/28                                           21               21
7.00%, 10/1/26-12/1/29                                 105              111
7.50%, 3/1/27-11/1/29                                  242              257
8.00%, 11/1/12-2/1/33                                1,160            1,248
8.50%, 7/1/25-4/1/31                                   888              969
9.50%, 10/1/21                                         142              157
10.00%, 11/1/13                                        101              109
10.50%, 11/1/13                                         44               47
11.00%, 11/1/13                                         60               65

                                                                     10,685

Government National Mortgage Assoc.  (0.6%)
7.00%, 12/15/23-12/15/25                               164              174
7.50%, 12/15/27-4/15/29                                 12               14
8.50%, 12/15/17                                        169              183
9.00%, 2/15/17                                          25               27
9.50%, 12/15/09-7/15/25                                650              699

                                                                      1,097

Total U.S. Government Mortgage Backed (Cost $12,501)                 12,484


U.S. Treasury Obligations  (26.8%)

U.S. Treasury Notes  (26.8%)
5.75%, 11/15/05 (c)                                  2,375            2,390
2.63%, 11/15/06 (c)                                  2,452            2,411
3.75%, 5/15/08 (c)                                  13,079           12,972
3.88%, 5/15/09 (c)                                   3,492            3,462
3.63%, 6/15/10 (c)                                   6,644            6,498
4.38%, 8/15/12 (c)                                   1,128            1,143
4.25%, 8/15/13 (c)                                  11,658           11,673
4.13%, 5/15/15 (c)                                   9,270            9,153

Total U.S. Treasury Obligations (Cost $50,014)                       49,702


Short-Term Securities Held as Collateral for Securities Lending (28.9%)

Pool of various securities for
  Victory Funds - footnote i
  (Securities Lending)                              53,364           53,364

Total Short-Term Securities Held
  as Collateral for Securities Lending                               53,364

Total Investments (Cost $237,947) (a)   -   127.7%                  236,363

Liabilities in excess of other assets   -   (27.7)%                 (51,200)

NET ASSETS   -   100.0%                                            $185,163

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Fund for Income
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                  Principal
                                                    Amount            Value

Government National Mortgage Association  (88.9%)

Multi-family  (39.1%)
Collateralized Mortgage Obligations  (26.5%)
Government National Mortgage Assoc.,
  Series 2002-53, Class AH, 8.00%,
  1/16/17                                          $ 6,412         $  6,719
Government National Mortgage Assoc.,
  Series 2003-108, Class BH, 7.50%,
  2/16/34                                           12,310           13,715
Government National Mortgage Assoc.,
  Series 2003-22, Class AH, 8.00%,
  6/16/21                                            7,347            7,803
Government National Mortgage Assoc.,
  Series 2003-36, Class B, 7.50%,
  2/16/31                                           16,701           18,132
Government National Mortgage Assoc.,
  Series 2003-47, Class B, 8.00%,
  10/16/27                                          10,829           11,884
Government National Mortgage Assoc.,
  Series 2003-59, Class B, 7.50%,
  7/16/18                                           12,559           13,241
Government National Mortgage Assoc.,
  Series 2003-87, Class BH, 7.50%,
  8/16/32                                           21,005           23,384

                                                                     94,878

Pass-throughs  (12.6%)
7.13%, 3/1/12                                        6,533            7,279
7.48%, 2/15/41                                       1,542            1,682
7.71%, 8/15/43                                       1,808            2,049
7.75%, 9/15/29 - 11/15/38                            5,167            5,542
7.88%, 7/15/21 - 7/15/27                             4,750            5,035
7.90%, 6/15/41                                       2,559            2,883
7.92%, 7/15/23                                         740              805
7.95%, 4/15/25                                         434              471
8.00%, 7/15/24 - 3/15/35                             5,942            6,458
8.13%, 7/15/38 - 6/15/41                             5,361            5,732
8.25%, 6/15/20 - 10/15/31                            5,176            5,511
8.60%, 5/15/27                                         566              617
8.62%, 5/15/35                                       1,049            1,130

                                                                     45,194

                                                                    140,072

Single Family  (49.8%)
Collateralized Mortgage Obligations  (2.2%)
Government National Mortgage Assoc.,
  Series 1999-22, Class VB, 7.00%,
  11/20/14                                           2,696            2,729
Government National Mortgage Assoc.,
  Series 1997-2, Class E, 7.50%, 2/20/27                92               95
Government National Mortgage Assoc.,
  Series 2000-9, Class PB, 7.50%,
  6/16/26                                            5,000            5,099
Government National Mortgage Assoc.,
  Series 1995-4, Class CQ, 8.00%,
  6/20/25                                               23               23

                                                                      7,946

Pass-throughs  (47.6%)
6.00%, 1/15/33 - 9/15/34                            35,560           36,583
6.50%, 11/15/23 - 9/15/34                           37,000           38,691
7.00%, 4/15/16 - 10/15/34                           35,838           37,890
7.29%, 12/20/21 - 11/20/22                           1,136            1,212
7.50%, 8/15/10 - 8/15/33                            21,334           22,809
7.60%, 2/20/22                                         293              311
7.65%, 9/20/21 - 7/20/22                               760              809
7.75%, 8/20/20 - 1/20/21                               680              725
7.95%, 7/20/20                                       1,058            1,133
8.00%, 8/15/06 - 3/15/32                             7,535            8,114
8.15%, 3/15/19 - 4/15/20                               180              197
8.25%, 4/20/20 - 1/15/30                               404              436

8.50%, 3/15/15 - 8/15/29                             3,427            3,723
8.75%, 3/20/17                                          65               70
8.85%, 5/15/18 - 12/15/18                            1,718            1,870
9.00%, 9/15/06 - 6/20/30                            13,902           15,169
9.50%, 12/15/09 - 6/15/21                              269              292
10.00%, 5/15/12 - 6/15/21                              161              181

                                                                    170,215

                                                                    178,161

Total Government National Mortgage Association (Cost $322,269)      318,233


U.S. Treasury Obligations  (10.3%)

U.S. Treasury Bills  (1.5%)
3.04%, 9/15/05                                       5,500            5,479

U.S. Treasury Bonds  (8.8%)
11.25%, 2/15/15                                     20,455           31,477

Total U.S. Treasury Obligations (Cost $36,628)                       36,956


Investment Companies  (0.3%)

Federated U.S. Treasury Cash Reserve Fund        1,196,202            1,196

Total Investment Companies (Cost $1,196)                              1,196

Total Investments (Cost $360,093) (a)   -   99.5%                   356,385

Other assets in excess of liabilities   -   0.5%                      1,933

NET ASSETS   -   100.0%                                            $358,318

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
National Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                 Principal
                                                   Amount            Value

Municipal Bonds  (99.9%)

Alabama  (1.1%)
Sheffield, Electric Revenue, 5.00%,
  7/1/20, Callable 1/1/13 @ 100,
  AMBAC                                         $      680          $   727

Alaska  (2.9%)
North Slope Boro, Series A, 0.00%,
  6/30/06, MBIA                                      1,000              973

Valdez Marine Term Revenue, BP
  Pipelines Project, Series B, 2.32%*,
  7/1/37                                             1,000            1,000

                                                                      1,973

Arizona  (6.6%)
Maricopa County School District
  Number 41, Gilbert, GO, 4.25%, 7/1/10,
  FSA                                                  500              521
Maricopa County School District
  Number 68, Alahambra, GO, 5.00%,
  7/1/10, FSA                                        1,500            1,615
Maricopa County School District
  Number 98, Fountain Hills University,
  GO, 5.00%, 7/1/10, FSA                             1,000            1,076
Maricopa County Unifed School District
  Number 89, Dysart School Improvements,
  Series C, GO, 4.00%, 7/1/15, AMBAC                   700              712
Maricopa County Unified School District
  Number 89, Dysart School
  Improvements, Series B, GO, 5.00%,
  7/1/23, Callable 7/1/14 @ 100, FSA                   500              550

                                                                      4,474

California  (7.4%)
Cabrillo Community College District,
  GO, 5.25%, 8/1/17, Callable 8/1/14 @
  100, MBIA                                          4,575            5,037

Colorado  (1.1%)
Lower Colorado River Authority LCRA
  Transmission Services, 4.50%, 5/15/35,
  FGIC (g)                                             800              779

Connecticut  (0.2%)
State Health and Educational Facilities
  Authority Revenue, Trinity College,
  Series H, 4.75%, 7/1/23, Callable 7/1/14
  @ 100, MBIA                                          150              156

Florida  (1.0%)
JEA Water & Sewer Systems Revenue,
  Series A, 4.63%, 10/1/30, Callable 4/1/10
  @ 100, MBIA                                          250              251
Tampa-Hillsborough County
  Expressway Authority Revenue, 4.38%,
  7/1/35, AMBAC (g)                                    425              412

                                                                        663

Illinois  (3.8%)
Financial Authority Revenue, Swedish
  American Hospital, 5.00%, 11/15/05,
  AMBAC                                              1,000            1,007
Rockford School District Number 205,
  GO, 5.00%, 2/1/13, FGIC                              450              489
State Educational Facilities Authority,
  Robert Morris College, Revenue, 5.80%,
  6/1/30, Callable 12/1/07 @ 100, MBIA               1,000            1,052

                                                                      2,548

Indiana  (11.1%)
Blackford County Schools Building
  Corp., Series A, 3.00%, 1/15/06, MBIA (g)            200              200
Clark-Pleasant Community School
  Building Corp., 3.00%, 1/15/06, FSA (g)              250              250
Concord Community Schools Building
  Corp., 3.00%, 1/10/06, FSA                           850              852
Dekalb Eastern High School Building
  Corp., Revenue, 4.00%, 1/15/10, FSA                  310              318
Dekalb Eastern High School Building
  Corp., Revenue, 4.00%, 7/15/10, FSA                  335              344
Delta-Eaton School Building Corp.,
  Revenue, 4.00%, 1/15/10, MBIA                        605              620
Delta-Eaton School Building Corp.,
  Revenue, 4.00%, 7/15/10, MBIA                        510              523
Fairfield School Building Corp.
  Revenue, First Meeting, 4.00%, 1/15/11,
  FGIC                                                 320              328
Indianapolis Local Public Improvements
  Revenue, Series E, 4.00%, 1/1/11,
  AMBAC                                                250              256
Northern Wells Community School
  Building Corp., Revenue, 4.60%,
  1/15/11, FGIC                                        285              300
South Harrison 2000 School Building
  Corp., Series A, 4.00%, 7/15/14, FSA                 500              504
State Educational Facilities Authority
  Revenue, University of Indianapolis,
  5.00%, 10/1/34                                       525              532
University of Southern Indiana Revenue,
  Student Fee, Series I, 5.00%, 10/1/10,
  AMBAC                                              2,370            2,551

                                                                      7,578

Kansas  (2.4%)
State Development Finance Authority
  Revenue, Athletic Facilities, University of
  Kansas, 5.00%, 6/1/20, Callable 6/1/14
  @ 100                                              1,175            1,237
State Development Finance Authority
  Revenue, Athletic Facilities, University of
  Kansas, 4.50%, 6/1/22, Callable 6/1/14
  @ 100                                                410              411

                                                                      1,648

Louisiana  (0.4%)
Jefferson Sales Tax District, Special
  Sales Tax Revenue, 3.25%, 12/1/05,
  AMBAC                                                250              250

Maine  (2.4%)
Westbrook, GO, 5.75%, 10/1/19,
  Callable 10/1/10 @ 101, AMBAC (h)                    715              796
Westbrook, GO, 5.75%, 10/1/20,
  Callable 10/1/10 @ 101, AMBAC (h)                    730              811

                                                                      1,607

Massachusetts  (4.4%)
Pittsfield, GO, 5.50%, 4/15/15, Callable
  4/15/12 @ 101, MBIA (h)                            2,655            2,959

Michigan  (4.9%)
Municipal Bond Authority, Revenue,
  6.80%, 11/1/07, Callable 11/1/05 @ 101               240              246
State Hospital Financial Authority
  Revenue, Mclaren Health Care, Series C,
  5.00%, 8/1/35                                        500              511
Wayne County Community College,
  GO, 5.00%, 7/1/06, FGIC                            2,500            2,551

                                                                      3,308

Minnesota  (8.2%)
Chaska  Electric Revenue, Generating
  Facilities, Series A, 5.25%, 10/1/20,
  Callable 10/1/15 @ 100                             1,000            1,083
Chaska Electric Revenue, Generating
  Facilities, Series A, 5.00%, 10/1/30,
  Callable 10/1/15 @ 100                               500              519
Mounds View Independent School
  District Number 621, GO, 4.25%, 8/1/22,
  MBIA                                                 500              496
State Higher Educational Facilities
  Authority Revenue, St. John University,
  Series 6-G, 5.00%, 10/1/22 (g)                     1,000            1,055

State Higher Educational Facilities
  Authority Revenue, St. John University,
  Series 6-G, 4.50%, 10/1/26 (g)                       250              247
State Higher Educational Facilities
  Authority Revenue, University of St.
  Thomas, Series 5-Y, 5.25%, 10/1/19                 1,060            1,146
State Higher Educational Facilities
  Authority Revenue, University of St.
  Thomas, Series 5-Y, 5.00%, 10/1/24                 1,000            1,047

                                                                      5,593

Missouri  (3.6%)
Kearney Public Improvements, GO,
  5.50%, 3/1/16, AMBAC                               1,000            1,095
St. Louis Municipal Finance Corp.,
  Series A, Lease Revenue, 5.00%, 2/15/18,
  Callable 2/15/12 @ 100, FGIC                         250              264
State Health & Educational  Facilities
  Authority Revenue, BJC Health Systems,
  Series A, 5.00%, 5/15/21, Callable
  5/15/15 @ 100                                      1,000            1,056

                                                                      2,415

New York  (1.5%)
State Dormitory Authority, University of
  Rochester, Series A, 5.00%, 7/1/23,
  Callable 7/1/08 @ 101, MBIA (h)                    1,000            1,052

North Carolina  (1.2%)
East Carolina University, Series A,
  Revenue, 5.25%, 11/1/21, AMBAC                       750              811

North Dakota  (2.6%)
Grand Forks  County Building
  Authority Lease Revenue, 5.00%,
  12/1/25 (g)                                        1,250            1,282
Grand Forks County Building Authority
  Lease Revenue, 4.25%, 12/1/17 (g)                    475              466

                                                                      1,748

Ohio  (4.7%)
Hamilton County Sewer System
  Improvements, Metropolitan Sewer
  District, Series A, 5.75%, 12/1/25,
  Callable 6/1/10 @ 101, MBIA                          450              503
Harrison, GO, 5.45%, 12/1/10, FGIC                     150              166
Harrison, GO, 5.90%, 12/1/18, Callable
  12/1/10 @ 100, FGIC                                  250              281
McDonald School District, GO, 6.00%,
  12/1/22, Callable 12/1/10 @ 100,
  AMBAC (h)                                          1,000            1,143
State Highway Capital Improvements,
  Series F, GO, 5.25%, 5/1/11                        1,000            1,096

                                                                      3,189

Oklahoma  (2.9%)
Tulsa County Independent School
  District, Number 001, Series B, GO,
  5.00%, 8/1/05, AMBAC                               2,000            2,000

Pennsylvania  (7.1%)
Erie School District, GO, 5.80%,
  9/1/29, Callable 9/1/10 @ 100,
  AMBAC                                                250              279
Montgomery County Higher Education
  & Health Authority Revenue Health
  Systems, Catholic Health East, Series C,
  5.50%, 11/15/24, Callable 11/15/14 @ 100           1,000            1,063
Mountaintop Area Joint Sanitation
  Authority, 5.65%, 12/15/30, Callable
  12/15/10 @ 100, MBIA                                 250              279
Saint Mary Hospital Authority Health
  Systems Revenue, Catholic Health East,
  Series B, 5.50%, 11/15/24, Callable
  11/15/14 @ 100                                       100              107
Saint Mary Hospital Authority Health
  Systems Revenue, Catholic Health East,
  Series B, 5.38%, 11/15/34, Callable
  11/15/14 @ 100                                     1,000            1,048

State Higher Educational Facilities
  Authority Revenue, University of
  Pennsylvania Health Systems, Series A,
  4.00%, 8/15/06                                     1,000            1,009
State Higher Educational Facilities
  Authority Revenue, University of
  Pennsylvania Health Systems, Series A,
  5.00%, 8/15/07                                     1,000            1,033

                                                                      4,818

Puerto Rico  (1.5%)
Puerto Rico Municipal Finance Agency,                1,000            1,000
  Series A, GO, 5.00%, 8/1/05, FSA

South Carolina  (0.8%)
University of South Carolina, Series A,
  5.75%, 6/1/30, Callable 6/1/20 @ 100,
  FGIC                                                 500              549

Texas  (9.4%)
Garland Water & Sewer Revenue,
  5.25%, 3/1/25, Callable 3/1/14 @ 100,
  AMBAC                                              1,000            1,077
Houston  Independent School District,
  GO, 4.00%, 2/15/06 (g)                             2,000            2,014
Municipal Power Agency Revenue,
  4.00%, 9/1/05, MBIA                                3,000            3,003
Southlake, GO, 4.50%, 2/15/10                          300              314

                                                                      6,408

Washington  (6.3%)
Snohomish County School District
  Number 15, GO, 5.00%, 12/1/05, FGIC                  300              302
Snohomish County School District
  Number 332, Granite Falls, GO, 3.50%,
  12/1/05, FSA (g)                                     250              251
State Series R-A, GO, 5.25%, 9/1/05                  2,500            2,505
Whitman County School District
  Number 267, Pullman, GO, 5.63%,
  12/1/17, Callable 6/1/12 @ 100, FSA (h)            1,115            1,244

                                                                      4,302

Wisconsin  (0.4%)
Viroqua Area School District, GO,
  4.50%, 4/1/25, MBIA                                  250              250

Total Municipal Bonds (Cost $65,702)                                 67,842


Investment Companies  (8.4%)

Blackrock Provident Institutional
  MuniFund                                       2,393,907            2,394
Merrill Lynch Institutional Tax Exempt
  Fund                                           3,305,034            3,305

Total Investment Companies (Cost $5,699)                              5,699

Total Investments (Cost $71,401) (a)   -   108.3%                    73,541

Liabilities in excess of other assets   -   (8.3)%                   (5,645)

NET ASSETS   -   100.0%                                             $67,896

------------
See notes to schedules of portfolio investments.

The Victory Portfolios
Ohio Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                   Shares
                                                     or
                                                 Principal
                                                   Amount            Value

Municipal Bonds  (97.9%)

General Obligations  (54.4%)

Business & Public Services  (0.2%)
Mount Vernon Knox County Public
  Library District, 5.15%, 12/1/09              $      220         $    238

County, City & Special District  (8.6%)
Butler County, 5.60%, 12/1/09, Callable
 12/1/06 @ 101, AMBAC                                  180              188
Cleveland, 5.75%, 8/1/12, MBIA                         875              993
Columbus, 5.25%, 1/1/11                              1,000            1,092
Columbus, Series B, 2.75%, 6/15/10                     420              408
Erie County, 5.50%, 10/1/20, Callable
  10/1/10 @ 100, FGIC                                  250              272
Lakewood, 3.00%, 12/1/05, AMBAC                        630              631
Portage County, 5.25%, 12/1/24,
  Callable 12/1/14 @ 100, AMBAC                        760              828
Summit County, Series R, 5.50%,
  12/1/13, FGIC                                        250              283
Summit County, Series R, 5.50%,
  12/1/16, FGIC                                        535              616
Summit County, Series R, 5.50%,
  12/1/17, FGIC                                        930            1,074
Summit County, Series R, 5.50%,
  12/1/18, FGIC                                      1,095            1,267
Vandalia, 5.25%, 12/1/18, Callable
  12/1/14 @ 100, AMBAC                               2,325            2,565
Vandalia, 5.25%, 12/1/21, Callable
  12/1/14 @ 100, AMBAC                               1,305            1,431
Warren County Special Assesment,
  6.55%, 12/1/14                                       725              837

                                                                     12,485

Education  (38.5%)
Allen East Local School District, 5.38%,
  12/1/25, Callable 12/1/14 @ 100,
  AMBAC                                              1,900            2,105
Anthony Wayne  Local School District,
  5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA        2,215            2,472
Barnesville Village School District,
  District Credit Program, 5.75%, 12/1/22,
  Callable 12/1/10 @ 101                               500              555
Batavia Local School District, 7.00%,
  12/1/14, Prerefunded 12/1/05 @ 102,
  MBIA                                               1,500            1,552
Brecksville-Broadview Heights City
  School District, 6.50%, 12/1/16, Callable
  12/1/06 @ 102, FGIC                                1,000            1,066
Brunswick City School District
  Improvements, 6.00%, 12/1/26, Callable
  12/1/09 @ 101, FGIC                                  500              555
Chillicothe City School District, 5.00%,
  12/1/17, Callable 12/1/14 @ 100,
  FGIC                                               1,145            1,243
Chillicothe City School District, 5.00%,
  12/1/19, Callable 12/1/14 @ 100,
  FGIC                                               1,245            1,341
Chillicothe City School District, 5.25%,
  12/1/23, Callable 12/1/14 @ 100,
  FGIC                                               1,580            1,727
Chillicothe City School District, 5.25%,
  12/1/26, Callable 12/1/14 @ 100,
  FGIC                                                 840              913
Cleveland Municipal School District,
  5.00%, 12/1/05, FGIC School District
  Credit Program                                     1,250            1,260
Cleveland Municipal School District,
  5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA         1,295            1,405
East Holmes Local School District,
  6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC         500              574
Fairfield City School District, 7.45%,
  12/1/14, FGIC                                      1,000            1,239

Field Local School District, 5.00%,
  12/1/24, Callable 6/1/15 @ 100,
  AMBAC                                              1,290            1,377
Hamilton City School District
  Improvements, Series A, 5.38%, 12/1/16,
  Callable 12/1/11 @ 100, FGIC                       1,200            1,318
Hamilton City School District
  Improvements, Series A, 6.15%, 12/1/16,
  State Aid Withholding                                600              721
Indian Lake Local School District,
  Capital Appreciation, 7.00%, 12/1/14,
  Callable 12/1/05 @ 102, AMBAC                      2,500            2,585
Jackson Local School District, 5.63%,
  12/1/25, Callable 12/1/10 @ 100, FSA               1,500            1,645
Lake Local School District, Wood
  County, 4.60%, 12/1/11, MBIA                         450              479
Lake Local School District, Wood
  County, 5.30%, 12/1/21, Callable 12/1/11
  @ 101, MBIA                                        1,575            1,721
Lima City School District, 5.20%,
  12/1/06, AMBAC                                       255              263
Lima City School District, 5.00%,
  12/1/07, AMBAC                                       405              424
Lima City School District, 5.00%,
  12/1/08, AMBAC                                       400              425
Lima City School District, 6.00%,
  12/1/22, Callable 12/1/10 @ 102,
  AMBAC                                              2,000            2,284
Little Miami Local School District,
  3.00%, 12/1/05, FSA                                  300              300
Madeira City School District, 5.25%,
  12/1/20, Callable 12/1/14 @ 100,
  MBIA                                               1,150            1,264
Marion Local School District, 5.75%,
  12/1/22, Callable 12/1/10 @ 101,
  MBIA                                                 230              256
Marysville Exempt Village School
  District, 5.25%, 12/1/18, Callable 12/1/12
  @ 100, MBIA                                          605              664
Marysville Exempt Village School
  District, 6.00%, 12/1/24, Callable 12/1/10
  @ 101, AMBAC                                         725              825
Minerva Local School District,
  Classroom Facilities, 5.13%, 12/1/20,
  Callable 12/1/12 @ 100, MBIA                       2,700            2,915
Mogadore Local School District, 3.00%,
  12/1/05, FSA (g)                                     250              250
Newcomerstown Exempt Village School
  Facilities, 6.25%, 12/1/23, Callable
  12/1/10 @ 102, MBIA                                  900            1,039
Nordonia Hills City School District,
  5.38%, 12/1/20, Callable 12/1/10 @ 101,
  AMBAC                                              1,500            1,634
Nordonia Hills City School District,
  5.45%, 12/1/25, Callable 12/1/10 @ 101,
  AMBAC                                              1,500            1,640
Oregon City School District, 3.00%,
  12/1/05, AMBAC                                     1,355            1,357
Sidney City School District, 4.70%,
  12/1/11, FGIC                                        200              214
Springboro Community City School
  District, 5.00%, 12/1/23, Callable 6/1/14
  @ 100, MBIA                                        2,065            2,195
Springfield City School District, 4.50%,
  12/1/11, FGIC                                        500              529
Springfield City School District, 5.00%,
  12/1/17, Callable 12/1/11 @ 102,
  FGIC                                                 500              538
Springfield Local School District,
  4.00%, 12/1/10, MBIA                                 700              722
State Higher Education, Capital Facility,
  Series A, 5.25%, 2/1/09                              230              246
State Higher Education, Series B,
  4.25%, 11/1/11                                       550              574
Sylvania City School District, 5.80%,
  12/1/15, Prerefunded 12/1/05 @ 101,
  FGIC                                                 500              510
Worthington City School District,
  5.90%, 12/1/08, FGIC                               1,945            2,117
Worthington City School District,
  6.00%, 12/1/10, FGIC                               2,175            2,453
Worthington City School District,
  6.00%, 12/1/11, FGIC                               2,255            2,572

                                                                     56,063

Public Facilities (Convention,
  Sport, Public Buildings)  (1.0%)
Hilliard, 5.25%, 12/1/27, Callable
  12/1/12 @ 100                                        625              691
Lorain County Justice Center, 3.05%,
  12/1/05, FGIC                                        155              155
Lorain County Justice Center, 4.20%,
  12/1/11, FGIC                                        385              401
Lorain County Justice Center, 4.25%,
  12/1/12, FGIC                                        250              261

                                                                      1,508

Public Improvements  (3.9%)
Akron, 5.50%, 12/1/21, Callable
  12/1/10 @ 101 (h)                                    510              559
Cincinnati, 5.00%, 12/1/09                           2,455            2,627
Columbus, Series 1, 5.50%, 11/15/10                  1,000            1,106
Monroe, 5.00%, 12/1/24, Callable
  12/1/13 @ 100, FSA                                 1,090            1,154
State Infrastructure Improvement, Series
  A, 5.00%, 8/1/05                                     250              250

                                                                      5,696

Transportation  (1.1%)
State Highway Capital Improvements,
  Series F, 5.25%, 5/1/10                              500              543
Toledo, Street Improvements, 5.00%,
  12/1/16, Callable 12/1/11 @ 100, MBIA              1,050            1,131

                                                                      1,674

Utilities (Sewers, Telephone, Electric)  (1.1%)
Avon, Route 83 Sewer Improvements,
  6.50%, 12/1/15                                       335              408
Canton, Waterworks System, 5.75%,
  12/1/10, Callable 12/1/05 @ 102,
  AMBAC                                                500              515
Huron County, Landfill Issue II, 5.40%,
  12/1/07, MBIA                                        285              301
Huron County, Landfill Issue II, 5.60%,
  12/1/09, Callable 12/1/07 @ 102, MBIA                320              344

                                                                      1,568

                                                                     79,232

Revenue Bonds  (43.5%)

Education  (20.3%)
Bowling Green State University General
  Receipts, 4.80%, 6/1/10, FGIC                      1,000            1,066
Cincinnati Technical College, 5.00%,
  10/1/10, AMBAC                                       500              539
Cincinnati Technical College, 5.00%,
  10/1/12, AMBAC                                       650              709
Cleveland State University General
  Receipts, 5.25%, 6/1/24, Callable 6/1/14
  @ 100, FGIC                                        1,000            1,087
Miami University General Receipts,
  4.00%, 9/1/18, Callable 9/1/15 @ 100,
  AMBAC                                              2,125            2,108
Ohio State University General Receipts,
  Series A, 5.75%, 12/1/24, Callable
  12/1/09 @ 101                                      1,250            1,369
State Higher Educational Facility
  Commission Revenue, Denison
  University Project, 4.75%, 11/1/05                   785              789
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.00%, 11/15/12                  400              433
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.00%, 11/15/13                  250              271
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.50%, 11/15/17,
  Callable 11/15/13 @ 100                              420              464
State Higher Educational Facility
  Commission Revenue, John Carroll
  University Project, 5.50%, 11/15/18,
  Callable 11/15/13 @ 100                              335              369
State Higher Educational Facility
  Commission Revenue, Xavier University
  Project, 6.00%, 5/15/08, Callable 5/15/07
  @ 102, MBIA                                          500              535

State Special Obligation, Elementary &
  Secondary Education Facilities, Series A,
  5.00%, 6/1/07, AMBAC                               1,100            1,142
State Special Obligation, Elementary &
  Secondary Education Facilities, Series B,
  5.00%, 12/1/06, FSA                                1,550            1,595
University of Akron General Receipts,
  2.33%*, 1/1/29, FGIC, SPA Dexia Credit
  Local                                              4,045            4,045
University of Cincinnati General
  Receipts, Series B, 2.33%*, 6/1/31,
  AMBAC, SPA Bayerische Landesbank                  12,000           12,001
Wright State University General
  Receipts, 5.00%, 5/1/21, Callable 5/1/14
  @ 100, MBIA                                        1,000            1,067

                                                                     29,589

Hospitals, Nursing Homes & Health Care  (5.1%)
Hamilton County, Hospital Facilities
  Revenue, Children's Hospital Medical
  Center, 2.33%*, 5/15/28, LOC Chase
  Manhattan Bank                                     5,200            5,200
Lucas County Hospital Revenue, 5.75%,
  11/15/14, Prerefunded 11/15/06 @ 102,
  MBIA                                               1,785            1,885
State Mental Health, Series II-A, 5.25%,
  12/1/05, MBIA-IBC                                    385              388

                                                                      7,473

Housing  (2.3%)
Capital Corp. for Housing Management,
  Kent Gardens, Series II, 6.35%, 7/1/15,
  Callable 1/1/06 @ 100, MBIA FHA                      930              931
Cuyahoga County Multifamily, Water
  Street Association, 5.60%, 6/20/08,
  GNMA AMT                                             320              327
Greater Cincinnati Elderly Housing
  Finance Corp., Walnut Towers, Series A,
  6.90%, 8/1/25, Callable 8/1/05 @ 101, FHA          2,020            2,048

                                                                      3,306

Public Facilities (Convention,
  Sport, Public Buildings)  (1.7%)
State Building Authority, Adult
  Correction Facilities, Series A, 5.50%,
  10/1/10, FSA                                       1,000            1,100
State Building Authority, James A.
  Rhodes State Office, Series A, 5.00%,
  6/1/08                                             1,000            1,052
State Building Authority, State
  Correctional Facilities, Series A, 5.75%,
  10/1/05                                              375              377

                                                                      2,529

Public Improvements  (3.3%)
Franklin County Development,
  American Chemical Society Project,
  5.00%, 10/1/06                                     1,350            1,379
Hamilton County Parking Systems
  Revenue, 2.34%*, 12/1/26, LOC U.S.
  Bank                                               2,755            2,755
Twinsburg, 5.50%, 12/1/15, Callable
  12/1/11 @ 100, FGIC                                  600              664

                                                                      4,798

Transportation  (3.7%)
State Infrastructure Revenue, 5.00%,
  12/15/07                                           1,175            1,230
State Turnpike Commission, Turnpike
  Revenue, Series A, 5.50%, 2/15/26,
  Prerefunded 2/15/06 @ 102, MBIA                    4,000            4,140

                                                                      5,370

Utilities (Sewers, Telephone, Electric)  (1.5%)
Akron Sewer System Revenue, 4.95%,
  12/1/10, AMBAC                                       300              321
Butler County Sewer Systems Revenue,
  3.75%, 12/1/12, FSA                                  325              328
Cuyahoga County Utility System,
  Medical Center Co. Project, Series B,
  5.85%, 8/15/10, Callable 8/15/05 @ 102,
  MBIA AMT                                           1,500            1,533

                                                                      2,182

Utilities - Water  (5.6%)
Akron Waterworks Revenue, 5.63%,
  12/1/20, Callable 6/1/10 @ 100,
  AMBAC                                              1,250            1,363
Avon Lake Water System Revenue,
  Series A, 5.50%, 10/1/17, Callable
  10/1/10 @ 100, AMBAC                                 420              463
Avon Lake Water System Revenue,
  Series A, 5.50%, 10/1/18, Callable
  10/1/10 @ 100, AMBAC                                 445              491
Clermont County Waterworks Revenue,
  Clermont County Sewer District, 4.25%,
  8/1/12, AMBAC                                      1,750            1,824
Cleveland Waterworks, Series H, 5.75%,
  1/1/21, Prerefunded 1/1/06 @ 102,
  MBIA                                                 940              971
Greene County Water System Revenue,
  Governmental Enterprise, 5.00%, 12/1/21,
  Callable 12/1/14 @ 100, FSA                        1,000            1,070
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/16, Callable 12/1/12 @ 101, FSA                 645              696
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/17, Callable 12/1/12 @ 101, FSA                 430              463
Warren County Waterworks Revenue,
  Warren County Water District, 5.00%,
  12/1/18, Callable 12/1/12 @ 101, FSA                 710              762

                                                                      8,103

                                                                     63,350

Total Municipal Bonds (Cost $136,682)                               142,582


Investment Companies  (1.5%)

Blackrock Ohio Money Market                      2,151,474            2,151

Total Investment Companies (Cost $2,151)                              2,151

Total Investments (Cost $138,833) (a)   -   99.4%                   144,733

Other assets in excess of liabilities   -   0.6%                        929

NET ASSETS   -   100.0%                                            $145,662

------------
See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a)  Represents cost for financial reporting purposes.

                                              Cost of                                                                 Net
                                            Investments           Gross                     Gross                 Unrealized
                                            for Federal         Unrealized               Unrealized               Appreciation
                                           Tax Purposes        Appreciation             Depreciation             (Depreciation)

Institutional Money Market Fund           $1,373,759,284                  --                       --                       --
Federal Money Market Fund                  1,415,226,628                  --                       --                       --
Gradison Government Reserves Fund          1,976,791,972                  --                       --                       --
Prime Obligations Fund                       999,657,675                  --                       --                       --
Financial Reserves Fund                      415,570,075                  --                       --                       --
Tax-Free Money Market Fund                   472,739,283                  --                       --                       --
Ohio Municipal Money Market Fund             534,503,352                  --                       --                       --
Value Fund                                   219,081,414        $ 47,721,884             $ (4,787,947)            $ 42,933,937
Diversified Stock Fund                     3,163,385,316         352,079,356              (57,821,178)             294,258,178
Stock Index Fund                              57,832,197          37,827,153               (1,238,366)              36,588,787
Established Value Fund                       246,952,317         119,833,076                 (790,574)             119,042,502
Special Value Fund                           189,157,799          29,305,218                 (937,562)              28,367,656
Small Company Opportunity Fund               158,209,703          39,480,845               (1,591,737)              37,889,108
Focused Growth Fund                            1,164,028             211,732                  (22,636)                 189,096
Balanced Fund                                148,922,969          12,380,152               (2,181,909)              10,198,243
Convertible Fund                              59,170,673           6,231,475               (1,190,333)               5,041,142
Intermediate Income Fund                     239,424,550             617,866               (3,679,261)              (3,061,395)
Fund For Income                              362,108,738           3,602,673               (9,326,492)              (5,723,819)
National Municipal Bond Fund                  71,382,777           2,192,092                  (33,588)               2,158,504
Ohio Municipal Bond Fund                     138,806,258           5,986,425                  (59,290)               5,927,135


(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Investment in affiliate.

(f)  Serves as collateral for futures contracts.

(g)  Security purchased on a "when-issued" basis.

(h) Segregated as collateral for securities purchased on a "when-issued" basis.

(i) As of July 31, 2005, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

                                                               Market Value
                                                              of Collateral

     Branch Banking & Trust, Grand Cayman, Euro Time Deposit    $    941
     Merrill Lynch Corp.                                         100,000
     Bank of America                                             130,000
     Wachovia Securities Corp.                                   134,000
     Lehman Equity                                                58,000
     Bear Stearns                                                100,000
     Lehman Money Market                                           6,000
     Greenwich Partners                                          130,000
     Cantor Fitzgerald                                           145,000

(j) All or a portion of the security is pledged as collateral for call options written.

* Variable rate security. Rate presented represents rate in effect at July 31, 2005. Maturity date reflects actual maturity date.

ADR - American Depositary Receipts

AMBAC - Insured by American Municipal Bond Assurance Corp.

AMT- Alternative Minimum Tax

BAN - Bond Anticipation Note

EDR - Economic Development Revenue

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Federal Home Association

FHLB - Insured by Federal Home Loan Bank

FNMA - Insured by Federal National Mortgage Association

FSA - Insured by Financial Security Assurance

GNMA - Insured by Government National Mortgage Association

GO - General Obligation

IDR - Industrial Development Revenue

LLC - Limited Liability Corp.

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Association

MTN - Medium Term Note

PLC - Public Liability Company

SPA - Standby Purchase Agreement

TRAN - Tax and Revenue Anticipation Note


Open futures contracts as of July 31, 2005:
(Amounts in thousands except contract amount)

                                                    Number of          Market
                                                    Contracts           Value

Stock Index Fund
S & P 500 Index, expiring September 16, 2005            16             $4,947

Total Futures (Cost $4,824)                                            $4,947


Call Options Written:
Value Fund
                                                                              Shares
                                            Expiration        Exercise        Subject            Fair
Common Stocks                               Date              Price           to Call            Value
American International Group, Inc.          1/21/06           65                300              $    45,000
BP PLC, ADR                                 1/21/06           70                400                   64,000
EMC Corp.                                   10/22/05          14              1,750                  113,750
Genzyme Corp.                               10/22/05          65                300                  333,000
GlobalSanta Fe Corp.                        10/22/05          45                400                  100,000
Noble Corp.                                 9/17/05           65                250                  120,000
Transocean, Inc.                            8/22/05           35                200                  428,000
Transocean, Inc.                            11/19/05          40                200                  342,000

Total (premiums received $837,625)                                                                $1,545,750



Options Activities for the quarter ended July 31, 2005:
Value Fund
                         Balance at           Options                 Options          Options        Balance at
                          4/30/05             written                terminated       exercised         7/31/05

Number of Contracts         3,391                3,600                  (1,920)          (1,271)          3,800
Premiums Received        $941,505             $633,232               $(422,324)       $(314,788)       $837,625


Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Portfolios
             ----------------------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 9/29/05
     -------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          ----------------------
                          Kathleen A. Dennis, President

Date 9/29/05
     -------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 9/29/05
     -------

* Print the name and title of each signing officer under his or her signature.